1933 Act Registration No. 333-233397
1940 Act Registration No. 811-08289

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

THRIVENT VARIABLE LIFE ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-4045
Heather J. Thenell, JD
Director, Senior Counsel
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective(check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On September 15, 2020 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED
Units of interest in the Thrivent Variable Life Account I under variable life insurance contracts.
EXPLANATORY NOTE

This post-effective amendment no. 2 to the registration statement on Form N-6 (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement (post-effective amendment no. 1) with an update to the prospectus, dated September 15, 2020. This post-effective amendment no. 2 relates only to changes noted herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided.

Thrivent Variable Life Account I
Prospectus For
Thrivent Accumulation
Variable Universal Life Insurance
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This prospectus describes the Thrivent Accumulation Variable Universal Life Contract offered by Thrivent Financial for Lutherans (“Thrivent”) to persons who are eligible for Thrivent membership. The Contract is a flexible premium individual variable adjustable life insurance contract and is a long-term investment designed to provide significant life insurance benefits. This prospectus provides basic information that you should know before purchasing the Contract. You should consider the Contract in conjunction with other insurance you own. Replacing your existing life insurance policy with this Contract may not be to your advantage. It also may not be to your advantage to finance the purchase or maintenance of this Contract through a loan or through withdrawals from another insurance policy.
We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Life Account I (the “Variable Account”) or the Fixed Accounts. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (“Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each Portfolio of the Fund, although some of the Portfolios are managed by an investment subadviser. Summary prospectuses for the Fund are attached to this prospectus and describe the investment objectives and attendant risks of the following Portfolios of the Fund:
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent International Allocation Portfolio
(subadvised by Goldman Sachs Asset Management, L.P.)
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio

Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Partner Healthcare Portfolio
(subadvised by BlackRock Investment Management, LLC )
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal, tax risks, and Contract lapse.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
Beginning on Jan. 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Thrivent or from your financial professional. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications from Thrivent electronically by calling our Service Center or by signing up for electronic delivery on our website at thrivent.com/gopaperless.
You may elect to receive all future reports in paper free of charge. You can inform Thrivent that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at (800) 847-4836. Your election to receive reports in paper will apply to all portfolio companies available under your Contract.
The date of this prospectus is September 15, 2020.
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Contract Benefits/Risks Summary
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This summary describes the Contract’s important benefits and risks. The sections in the prospectus following this summary discuss the Contract’s benefits and other provisions in more detail. For your convenience, we have provided Definitions at the end of this prospectus that define certain words and phrases used in this prospectus.
The Contract is a flexible premium variable adjustable life insurance contract. The Contract is built around its Accumulated Value. Accumulated Value changes every business day based upon the investment experience of the Portfolios underlying the Subaccounts or the amount of interest credited to the Fixed Accounts. Premiums increase Accumulated Value. Charges and cash you withdraw from the Contract decrease Accumulated Value. Your choice of the timing and amount of premiums you pay, investment options, and your use of partial surrender and loan privileges will influence the Contract’s performance. The choices you make will directly impact how long the Contract remains in effect, its tax status and the amount of cash available for use.
Contract Benefits
Death Benefit
The death benefit for all Contracts must meet the definition of life insurance under Section 7702 of the Internal Revenue Code (Code). If your Application was completed prior to September 15, 2020 then the Cash Value Accumulation Test (CVAT) will automatically be used to meet this requirement. If your Application is completed on or after September 15, 2020, then at the time of purchase you must select between two methods that satisfy this tax definition: the CVAT and the Guideline Premium Test (GPT). You cannot change your selection after the Contract is issued. For both tests, the Death Benefit will be at least the Accumulated Value multiplied by a death benefit factor, which varies by Attained Age.
CVAT: the death benefit factors are based on the risk class and sex (in most states) of the Insured, and any rating. A table of these death benefit factors will be listed in the Contract.
GPT: the death benefit factors are the cash value corridor factors provided in the Code. A table of these death benefit factors will be listed in the Contract. Premiums may be limited under the GPT, to ensure compliance with the Federal tax laws. See Federal Tax Matters.
As this selection cannot be revised, careful consideration should be given to which testing method to choose. Aspects you should consider include the following.
The CVAT will generally allow larger premiums to be paid relative to the Contract’s Death Benefit, especially in the early Contract years. If you want to maximize Accumulated Values relative to the Contract’s Death Benefit, this test generally will allow larger Accumulated Values relative to the Death Benefit in the early years and lower Accumulated Values relative to the Death Benefit in the later Contract years.
Conversely, Contracts based on the GPT generally require larger Death Benefits relative to Accumulated Values in early Contract years but allow larger Accumulated Values relative to Death Benefits in later Contract years. As there are cumulative premium limits with this test, total premium payments must not exceed the limit described in the Code.
At the time of purchase, you must also select between two Death Benefit Options: the Level Death Benefit and the Variable Death Benefit.
Option 1 (Level Death Benefit Option). Under this option, the Death Benefit is the Face Amount or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured’s sex (in most states) and risk class. The Death Benefit for this option generally remains level.
Option 2 (Variable Death Benefit Option). Under this option, the Death Benefit is the Face Amount plus Accumulated Value, or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. If the CVAT is used to satisfy the tax definition, then the

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Contract Benefits/Risks Summary
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death benefit factor will also depend on the Insured’s sex (in most states) and risk class. The Death Benefit for this option will vary over time.
Death Proceeds
We pay Death Proceeds to the Beneficiary upon receipt at our Service Center of due proof of death of the Insured. The Death Proceeds will equal the Death Benefit less any Debt and the amount of any unpaid monthly deductions needed to cover Monthly Deductions through the month of death or if less, any amount needed to meet the requirements for the No-Lapse Guarantee through the month of death. We will also deduct any amount paid by us after the date of death and before we were notified of the death.
No-Lapse Guarantee
The No-Lapse Guarantee ensures that your Contract will remain in effect, even if the Cash Surrender Value is insufficient to pay the current monthly deductions, if you pay at least the amount of premiums we require to keep the No-Lapse Guarantee active. The duration of the No-Lapse Guarantee varies by issue age:
♦	Issue Ages 0-60: 20 years
♦	Issue Ages 61-75:10 years
♦	Issue Ages 76-80: 5 years
The No-Lapse Guarantee is in effect for the given duration provided you make timely payment of the required minimum premium amounts.
Access to Accumulated Value
Transfers. You may transfer Accumulated Value among the Subaccounts and the Fixed Account. You will not be charged for the first 12 transfers in a Contract Year. We will charge up to $25 for each additional transfer during a Contract Year. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50, or if less, the total value in the Subaccount or the Fixed Account. Transfers from the Fixed Account are limited to once per Contract Year, with a maximum transfer of the greater of $500 or 25% of the Fixed Account. There is no minimum amount that can be received by a Subaccount or Fixed Account. Transfers into the DCA Fixed Account are not permitted.
Automatic Asset Rebalancing Program. The Automatic Asset Rebalancing program transfers your Contract’s Accumulated Value among Subaccounts (this excludes the Fixed Accounts) on a regular basis according to your instructions.
Dollar Cost Averaging Program. Dollar Cost Averaging allows you to make regular transfers of predetermined amounts from either your Money Market Subaccount or the DCA Fixed Account to any or all of the other Subaccounts. The Dollar Cost Averaging amount from the Money Market Subaccount must be at least $50. You may select the Money Market Subaccount as the source account at any time and for any length of time.  You may select the DCA Fixed Account as the source account for Dollar Cost Averaging at any time for any 12 month period. A minimum new premium of $1,000 is required to establish the DCA Fixed Account.
Loans. You may borrow the Accumulated Value of your Contract less any applicable Decrease Charge and Debt. The annual interest rate charged on Debt is 6.0%. For amounts that are transferred as collateral to the Loan Account, we pay a minimum effective annual rate of 2%. We may pay a rate greater than 2%. For additional information see Loans in this prospectus and in your Contract. Loans may have tax consequences. See Federal Tax Matters.
Partial Surrenders. You may withdraw part of your Accumulated Value by giving us Notice. During each Contract Year, we deduct up to a $25 charge from the Accumulated Value for each partial surrender after the first one. This charge does not apply to partial surrenders made after the Insured’s Attained Age 121. Decrease Charges may apply if the partial surrender results in a decrease in Face Amount. Partial surrenders may have tax consequences. See Federal Tax Matters.
Surrenders. At any time while the Contract is in force and the Insured is living, you may surrender this Contract by giving us Notice. A surrender may result in a Decrease Charge depending how long your Contract has been in force. Surrenders may have tax consequences. See Federal Tax Matters.

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Contract Benefits/Risks Summary
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Premiums
Flexibility of Premiums. After you pay the initial premium, you may pay subsequent premiums at any time and in any amount, subject to some restrictions. While there are no scheduled premium due dates, you may elect to receive billing statements annually. You also may elect to make pre-authorized automatic premium payments using our electronic payment program. In most cases, you may make changes in the frequency and payment amounts at any time by giving adequate Notice to our Service Center.
Electronic Payment Program. Under this program, you may make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other acceptable payment source, rather than being billed. To set up the electronic payment program, you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.
Free Look Provision
In most states, you have the right to examine and cancel your Contract by mailing or delivering Notice of cancellation to our Service Center or returning your Contract to our Service Center or to your financial professional no later than 30 days after you receive it. However, if your Contract is issued in Pennsylvania, and you are replacing an existing Thrivent life insurance contract with this Contract, you will have 45 days to cancel your Contract. The period to examine and cancel begins when you receive your Contract. If you return your Contract or give Notice of cancellation during this period, we will mail a refund to you. In most states, this refund will equal the sum of the Accumulated Value, less any Debt, on the date the Contract is returned to us plus any Percent of Premium Charge that was charged upon issue and any monthly deduction that was made. In other states, the refund equals the premium paid.
Ownership Rights
While the Insured is living and the Contract is in force, you, as the Owner of the Contract, may exercise all of the rights and options described in the Contract, subject to the terms of any assignment of the Contract. These rights include, but are not limited to, selecting and changing the Beneficiary, changing the Face Amount of the Contract, and assigning the Contract. However, if the Issue Age was less than 16 and an Applicant Controller applied for this Contract, then you are the Owner but may not exercise ownership rights until control of the Contract is transferred to you. Before control is transferred, only the Applicant Controller may exercise ownership rights. However, if the Issue Age was less than 16 and an Applicant Controller applied for this Contract, then you are the Owner but may not exercise ownership rights until control is transferred, only the Applicant Controller may exercise ownership rights.
Thrivent does not allow assignment of variable life insurance Contracts to life settlement or viatical companies.
Variable Account
The Variable Account is an investment account separate from the General Account sometimes known as a separate account. You may direct the money in your Contract to any of the Subaccounts of the Variable Account.
Each Subaccount invests in one of the corresponding Portfolios listed on the first page of this prospectus. Amounts in the Variable Account will vary according to the investment performance of the Portfolios in which the Subaccounts invest.
Fixed Account
You may place money in the Fixed Account where it earns interest at the effective annual interest rate of at least 2%. We may declare higher rates of interest, but are not obligated to do so. The Fixed Account is part of our General Account.
DCA Fixed Account
If you elect this option we transfer amounts from the DCA Fixed Account to Subaccounts according to your allocation instructions for a period of 12 months from the time the DCA Fixed Account is funded. The amount in the DCA Fixed Account is credited with an effective interest rate of at least 2%. We may declare higher rates of interest, but are not obligated to do so. You may fund the DCA Fixed Account at any time initially. Only one

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Contract Benefits/Risks Summary
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automatic transfer arrangement may be in effect at any time and money may not be added to an existing arrangement.  You may elect to start and fund a new DCA fixed account arrangement after the existing one is completed.
Loan Account
The Loan Account is the amount securing any loan you make. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from the other amounts in your Contract. The excess of amounts charged to the loan over amounts credited to the amount held as collateral for the loan is transferred to the Loan Account.
Accumulated Value
Accumulated Value is the sum of your amounts in the Subaccounts, the DCA Fixed Account, the Fixed Account and the Loan Account. Accumulated Value varies from day to day, depending on the investment performance of the Subaccounts you select, interest we credit, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans).
Settlement Options
There are several ways of receiving proceeds under the Contract other than in a lump sum. Proceeds distributed according to a settlement option do not vary with the investment experience of the Variable Account. The minimum amount you may apply to a settlement option is $2,000.
Additional Benefits
We offer Additional Benefits under the Contract. There is a charge associated with most of these insurance benefits. Your financial professional can help you determine whether any of these benefits are suitable for you.
Contract Risks
Investment Risk
The Contract is not suitable as a short-term investment vehicle. If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Subaccounts will be unfavorable and that the Accumulated Value will decrease. The assets in each Subaccount are invested in a corresponding Portfolio of the Fund. A comprehensive discussion of the risks of each Portfolio may be found in the Fund’s prospectus. You could lose everything you invest and your Contract could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Accounts, then we credit your Accumulated Value in the Fixed Accounts with a declared rate of interest. You assume the risk that the rate may decrease, although the Fixed Account rate will never be lower than a guaranteed minimum annual effective rate of 2.0%.
Health Crisis Risk
The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process contract owner redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
Risk of Lapse
If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send us a sufficient payment by a specified date. Your Contract generally will not lapse:
♦	if you make timely payment of the minimum premium amount required to keep the No-Lapse Guarantee in effect; or
♦	if during the grace period you make a sufficient premium payment.
Subject to certain conditions, you may reinstate a lapsed Contract.

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Contract Benefits/Risks Summary
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Tax Risks
We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. In addition, assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100. Under current tax law, Death Proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Proceeds. However, Death Proceeds may be subject to state and/or federal estate and/or inheritance tax.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a modified endowment contract (MEC) under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, collateral assignments, loans and loan interest under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, collateral assignments and loans (including loan interest) taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. See Federal Tax Matters.
If the Contract lapses and a loan is outstanding, you may be deemed to be in receipt of taxable income from the Contract. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC.
We make no guarantees regarding any tax treatment—federal, state or local—of any Contract or of any transaction involving a Contract.
You should consult a qualified tax advisor for assistance in all Contract-related tax matters.
Surrender and Partial Surrender Risks
You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Contract to meet long-term financial goals.
A Decrease Charge will be assessed if the Contract is surrendered in the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If a partial surrender results in a decrease in Face Amount, a Decrease Charge applies to Face Amount decreases during the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If you select a level Death Benefit Option, a partial surrender will generally reduce the Face Amount of the Contract. Depending on the amount of premium paid, or any Decrease Charges, there may be little or no Cash Surrender Value available to you at the time you surrender your Contract. Decrease Charges reduce your Cash Surrender Value and your Cash Surrender Value may be less than the premiums paid.
Even if you do not ask to surrender your Contract, Decrease Charges may play a role in determining whether your Contract will lapse (terminate without value). This is because Decrease Charges affect the Cash Surrender Value, a measure we use to determine whether your Contract will enter a grace period (and possibly lapse). See Risk of Lapse in this section.
A partial surrender will reduce Accumulated Value, Death Benefit and the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement.
A surrender or partial surrender may have tax consequences.

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Contract Benefits/Risks Summary
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Loan Risks
A Contract loan, whether or not repaid, will affect the Accumulated Value over time because we transfer the amount of the Debt from the Subaccounts and/or Fixed Accounts as collateral. This loan collateral does not participate in the investment performance of the Subaccounts.
We reduce the amount we pay on the Insured’s death by the amount of any outstanding Debt. Your Contract may lapse (terminate without value) if your Debt reduces the Cash Surrender Value to less than zero.
Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio in which the Subaccounts invest may be found in the Fund’s summary prospectuses. Please refer to the summary prospectuses for the Fund for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

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Fee Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The amounts shown are the maximum amount charged unless otherwise noted. If the amount of a charge varies depending on the Insured’s individual characteristics (such as age, sex or risk class), the tables below show the minimum and maximum charges we assess under the Contract across the range of all possible individual characteristics, as well as the charges for a specified typical Insured. These charges may not be representative of the charges you will actually pay under the Contract.
Your Contract’s schedule pages will indicate the specific charges applicable to your Contract, and more detailed information concerning your charges is available on request from our Service Center at (800) 847-4836.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Accumulated Value among the Subaccounts and the Fixed Accounts.
Transaction Fees
Charge	When Deducted	Amount Deducted
Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment[1]
Premium Tax Charge	Not currently applicable[2]	Not currently applicable[2]
Decrease Charge[3]	Upon surrender, lapse or any decrease in the Face Amount
Maximum		$50.18 per $1,000 of decrease in Face Amount
Minimum		$3.70 per $1,000 of decrease in Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$17.92 per $1,000 of decrease in Face Amount
1 The Percent of Premium Charge may not be deducted in certain situations.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
3 The Decrease Charge applies to decrease in Face Amount during the first 10 Contract Years and during the first 10 years following an increase in Face Amount. The Decrease Charge remains level for the first five years of the Contract (or during the first five years following an increase in Face Amount), and then decreases each Contract Year to zero after year 10 (and to zero after the 10th year following an increase in Face Amount). Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. See Charges and Deductions.
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Fee Tables
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Transaction Fees, cont.
Charge	When Deducted	Maximum Amount Deducted
Partial Surrender Charge	Upon each partial surrender[4]	$25 per partial surrender
Transfer Charge	Upon each transfer[5]	$25 per transfer
Accelerated Death Benefit	On exercise of benefit[6]	$150
4 The charge applies upon each partial surrender in excess of one per Contract Year.
5 The charge applies to each transfer in excess of the first twelve transfers made in a Contract Year.
6 The charge may vary by state and may be lower in some states.
Periodic Charges Other Than Fund Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Charge	When Deducted	Amount Deducted (Annualized)
Cost of Insurance Charge[7]	On Date of Issue and monthly thereafter
Maximum		$999.96 per $1,000 of risk amount[8]
Minimum		$0.07 per $1,000 of risk amount[8]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$1.10 per $1,000 of risk amount[8]
Mortality and Expense Risk Charge A charge based on Subaccount Accumulated Value	On Date of Issue and monthly thereafter	1.0% of the Subaccount Accumulated Value[9]
7 Cost of insurance charges depend on the Insured’s Issue Age, sex (in most states), risk amount, Face Amount, risk class and duration of the Contract.
8 For more information on the calculation of this charge see Charges and Deductions.
9 Actual current charge is less. For more information on this charge see Charges and Deductions.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Monthly Unit Charge[10]	On Date of Issue and monthly after issue, and monthly after Face Amount increase
Maximum Charge		$5.88 per $1,000 of Face Amount
Minimum Charge		$0.00 per $1,000 of Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$0.96 per $1,000 of Face Amount
Basic Monthly Charge	On Date of Issue and monthly thereafter	$108[11]
Debt Interest	Accrues daily	6.0% on Debt[12]
Additional Benefit Charges:[13]
Disability Waiver of Monthly Deduction Benefit	On the rider date of issue and monthly thereafter
Maximum		195.5% of all monthly deductions[14]
Minimum		4.8% of all monthly deductions[14]
Charge for a male Insured, Issue Age 40, in the standard risk class		7.7% of all monthly deductions[14]
10 The charge applies for the first 180 months after issue and the first 180 months after an increase in Face Amount. See Charges and Deductions.
11 Charge shown is for adults (18 + years) and equates to $9.00 per month. For juvenile (0-17 years) Contracts, the charge is $90 per year, which equates to $7.50 per month.
12 Reflects gross interest rate charged before crediting of interest. The interest accrues daily and is not deducted from the Accumulated Value. The net accrued interest is added to the Debt. See Loans.
13 Charges for Additional Benefits vary based on Attained Age or Issue Age, sex (in most states), risk class, Face Amount, risk amount, or rider coverage amount. Charges based on age may increase as the Insured ages. The charges noted apply if the rider is included in your Contract and the Contract and/or rider has not otherwise terminated. Before you purchase a Contract, we will provide you a free personalized illustration of your future benefits under the Contract.
14 The charge applies until Insured’s Attained Age 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, monthly unit charge, and mortality and expense risk charge.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Guaranteed Increase Option Benefit	On the rider date of issue and monthly thereafter
Maximum		$2.52 per $1,000 of rider coverage amount[15]
Minimum		$0.36 per $1,000 of rider coverage amount[15]
Charge for an Insured, Issue Age 0		$0.36 per $1,000 of rider coverage amount[15]
15 The charge applies until the first rider anniversary on or after Insured’s age 49.
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
	Maximum	Minimum
Total Annual Fund Operating Expenses[16] (expenses that are deducted from Fund assets, including management fees, and other expenses):	3.90%	0.24%
16 Thrivent has agreed to reimburse certain expenses associated with the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (minimum and maximum) of total operating expenses charged by the Portfolios was 0.24% to 1.25%. The voluntary reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2019 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, if any, amounts are based on estimates for the current fiscal year.
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the summary prospectuses for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in The Variable Account and the Portfolios section of this prospectus.
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Thrivent and the General Account
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Thrivent
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
General Account
The General Account consists of all assets owned by Thrivent other than those segregated in any Variable Account. Subject to applicable law, we have sole discretion over the investment of the General Account assets. You do not share directly in the investment returns of those assets. The Fixed Accounts are part of our General Account. Each quarter, we will declare effective annual interest rates for the Fixed Accounts. The interest rate credited on amounts in the DCA Fixed Account may differ from the interest rate credited on amounts in the Fixed Account. We guarantee that the effective annual interest rate will never be less than 2.0%. At our discretion, we may credit interest at a rate in excess of this guarantee.
The Fixed Accounts have not been registered under the Securities Act of 1933 (1933 Act), and the Fixed Accounts have not been registered as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Fixed Account
The Fixed Account is an investment option that provides a declared rate of interest. Unlike the Subaccounts of the Variable Account, the performance of the Fixed Account does not rely on the performance of the financial markets. We credit interest daily on amounts in the Fixed Account. Interest accrues on amounts allocated or transferred to the Fixed Account from the date of allocation or transfer.
DCA Fixed Account
The DCA Fixed Account is an account for which you direct an amount to be transferred from the DCA Fixed Account to one or more Subaccounts on a monthly basis for 12 months. Like the Fixed Account above, we credit interest daily on amounts in the DCA Fixed Account. The interest rate credited to this account is determined on the date the amount is allocated to the DCA Fixed Account. The interest rate will be effective for 12 months and will never be less than the applicable guaranteed rate, described above for the Fixed Accounts.
Loan Account
When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from other amounts in your Contract. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan plus the difference between any interest credited and interest charged.
Maintenance of Solvency
If the Society’s reserves for any class of contracts, other than those portions of any contract that provide variable benefits based on the experience of a separate account, become impaired, the Board of Directors may require that benefit members pay the Society an equitable amount to eliminate the deficiency. If the amount is not paid within 60 days from the date we notify you of your share, it will be charged as a loan against this Contract with interest compounded at the rate of 5% per year. If you agree, an equivalent reduction in benefits can be chosen instead of the payment or loan against the Contract.

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The Variable Account and the Portfolios
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Variable Account
Thrivent Variable Life Account I is a segregated asset account established by the Board of Directors of Thrivent (then, Aid Association for Lutherans) on May 8, 1997, pursuant to the laws of the State of Wisconsin, and the first investment was made on March 31, 1998. The account meets the definition of “separate account” under the federal securities laws. The Variable Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission (SEC) under the 1940 Act. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
The Variable Account is divided into Subaccounts. Net Premiums flow through the Contract to either the Variable Account or the Fixed Accounts according to your instructions. From the Variable Account, the Net Premium flows to the Subaccounts in the amounts or percentages you allocate. In turn, the Subaccounts invest in shares of one of the corresponding Portfolios of the Fund at net asset value. We describe these Portfolios and their investment objectives later in this prospectus. Net Premiums are allocated to a Subaccount, and the resulting Accumulated Value will increase or decrease based on the investment experience of that Subaccount’s corresponding Portfolio and fees and charges under the Contract. We make no assurance that the Portfolios will meet their investment objectives. You bear all the investment risk for premiums allocated to the Subaccounts.
We own the assets of the Variable Account and keep them legally segregated from the assets of the General Account. The assets of the Variable Account shall, at the time during the year that adjustments in the reserves are made, have a value at least equal to the reserves and other Contract liabilities with respect to the Variable Account and, at all other times, shall have a value approximately equal to or in excess of such reserves and liabilities. The Variable Account will be fully funded at all times for purposes of the federal securities laws. The assets of the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct, except to the extent that the assets of the Variable Account exceed the reserves and other contract liabilities of the Variable Account arising under the contracts supported by the Variable Account. We are obligated to pay all amounts promised to you under the Contract.

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The Variable Account and the Portfolios
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Variable Investment Options and the Subaccounts
We select the Portfolios offered through the Contract based on several factors. We generally select the Portfolios to provide a range of investment options for the Contracts from conservative to more aggressive investment strategies.
You may allocate the Net Premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Subaccount	Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Subaccount	Thrivent ESG Index Portfolio
Thrivent Global Stock Subaccount	Thrivent Global Stock Portfolio
Thrivent Government Bond Subaccount	Thrivent Government Bond Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent International Allocation Subaccount	Thrivent International Allocation Portfolio
Thrivent International Index Subaccount	Thrivent International Index Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Subaccount	Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
The following table summarizes each Portfolio’s investment objective:
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent All Cap Portfolio	To seek long-term growth of capital.
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent ESG Index Portfolio	To seek to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Global Stock Portfolio	To seek long-term capital growth.
Thrivent Government Bond Portfolio	To seek total return, consistent with preservation of capital. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent High Yield Portfolio	To achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent International Allocation Portfolio	To seek long-term capital growth.
Thrivent International Index Portfolio	To seek total returns that track the performance of the MSCI EAFE** Index. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Mid Cap Growth Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Value Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S& P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT , OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR
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The Variable Account and the Portfolios
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CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
**MSCI, Inc. ("MSCI") makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying summary prospectuses for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund’s summary prospectuses provide more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount or the Fixed Account as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will

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The Variable Account and the Portfolios
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be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
Thrivent is investment adviser to the Fund. Thrivent is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent International Allocation Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Healthcare Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or

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The Variable Account and the Portfolios
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combine any of the current Portfolios. We may close a Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date any combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

The Contract
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We issue Contracts to applicants who are age 16 or older who become benefit members of Thrivent. We also issue Contracts when the proposed Insured is younger than age 16, but is otherwise eligible for benefit membership. The benefit member is approved by Thrivent and will be named in the Application.
While the Insured is alive, the Owner of the Contract may exercise every right and enjoy every benefit provided in the Contract.
If the Insured and Owner of the Contract is younger than age 16 (juvenile), an adult must apply on behalf of the Insured/Owner in this case and retain control over the Contract. The adult is referred to as the applicant

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The Contract
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controller in the Contract. The applicant controller exercises certain rights of ownership on behalf of the juvenile. These rights are described in the Contract. The applicant controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.
After the juvenile Insured/Owner attains age 16, control will transfer to the Insured/Owner on the earlier of:
♦	the Contract Anniversary after the Insured’s 21st birthday;
♦	the date on which the applicant controller transfers control to the Insured/Owner by giving us Notice; or
♦	the date of death of the applicant controller.
If the person who has control of the Contract dies before the juvenile Insured attains age 16, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Insured, we may transfer control of the Contract to some other eligible person according to our bylaws.
Applying for a Contract
We sell the Contract through financial professionals who also are registered representatives of Thrivent Investment Management Inc. or a Selling Firm. To apply for a Contract please contact your financial professional. You can locate your financial professional by calling (800) 847-4836 or visiting our Web page at thrivent.com.
Purchasing a Contract
In order to purchase a Contract, you must submit a completed Application and an initial premium to us at our Service Center through a financial professional. We will begin processing your request to purchase a Contract when we receive the Application in Good Order.
In general, we may issue Contracts on Insureds up to age 80 to persons who are eligible for membership in Thrivent. The minimum Face Amount will vary depending upon your age. For ages 17 and under, the minimum issue amount is $25,000. For ages 18 to 80, the minimum amount is $100,000. Minimum ages and issue amounts may vary in certain states. We require proof of insurability, which may include a medical examination. We offer people who do not use tobacco products more favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Replacement of Existing Insurance
It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts to purchase this Contract. You should compare your existing insurance and this Contract carefully. You should replace your existing insurance only when you determine that this Contract is better for you. For example, does this Contract have additional features that meet your insurance needs more completely?
You should consider all of the following before exchanging existing insurance for coverage under this Contract.
♦	You may have to pay a decrease or surrender charge on your existing insurance, and this Contract imposes a new Decrease Charge period. Decrease Charges have an impact on the available Cash Surrender Value.
♦	Value transferred from your existing insurance may be applied to expenses including commissions for this Contract.
♦	You generally pay more for insurance if you purchase new coverage at an older age. In addition, if your health has declined, you may pay more for insurance under a new contract.
♦	A new Contract also has a new two-year contestability period in which an insurance company may dispute a death claim based on a material misstatement in the Application.
You should speak with your financial professional or tax advisor to determine whether the exchange of an existing insurance policy for this Contract will be a tax-free exchange. If you surrender your existing insurance policy for cash and then purchase this Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

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The Contract
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If the premium is coming from the issuer of your existing insurance policy, the issuance of this Contract may be delayed.
Term Conversion
Contract Owners may be eligible for a contractual conversion incentive to convert their Thrivent term insurance contract(s) or rider(s) to permanent coverage.
When Insurance Coverage Takes Effect
At the time an application is accepted, subject to Thrivent’s underwriting rules, an applicant can obtain temporary insurance protection pending issuance of the Contract by submitting payment of a full premium for the premium interval selected. If Thrivent subsequently determines that the proposed insured is not an acceptable risk under Thrivent’s underwriting standards or rules, no temporary insurance coverage will have been provided and any premium paid will be refunded without interest.
No insurance will take effect unless and until all of the following conditions are present and satisfied during the lives of all persons to be insured: (a) the Contract has been issued and delivered to you; (b) the first full premium has been paid; and (c) the health of all persons to be insured remains as stated in the Application. We begin to deduct monthly deductions from your Accumulated Value on the Contract Date. However, monthly deductions will be effective as of the Date of Issue if different from the Contract Date.
Free Look Provision
Your Contract provides for an initial Free Look Period. In most states, you, as the Owner, have the right to examine and cancel your Contract within 30 days after you receive it. However, if your Contract is issued in Pennsylvania, and you are replacing an existing Thrivent life insurance contract with this Contract, you will have 45 days to cancel your Contract. To cancel your Contract:
♦	mail or deliver Notice of cancellation to the Service Center, or
♦	return the Contract to the Service Center or to the financial professional through whom you bought it.
Notice given by mail and return of the Contract by mail is effective for this purpose on being postmarked, properly addressed and postage prepaid. Refunds are processed within 3 business days of our receipt of a request for a refund during the Free Look Period.
In most states, the refund will equal the sum of the Accumulated Value, less any debt, on the date the Contract is returned to us plus any Percent of Premium Charge that was charged upon issue and any monthly deduction that was made. This amount may be different than the premium you paid depending upon the investment experience of the Subaccount(s) you selected. If you elect to allocate the premium paid into the Subaccount(s) during the free look period, you do so at your risk. However, if you are age 60 or older and your Contract is issued in California, then unless you direct that the premium be invested in a stock or bond portfolio underlying the Contract during the 30-day period, the amount we refund under the free look provision is the sum of premiums you paid. We may postpone payment of the refund under certain conditions.
Incontestability Provision
We will not contest the validity of your Contract after it has been in force during the Insured’s lifetime for two years from the Date of Issue except for:
1.Any provisions granting benefits in the event of total disability;
2.Fraud in the procurement or reinstatement of a Contract, when permitted by applicable law in the state where the Contract was issued;
3.In the event of reinstatement, the validity of the Contract with regard to statements made in any application for reinstatement for two years from the effective date of that reinstatement;
4.In the event of an increase in Face Amount for which evidence of insurability is required, the validity of that increase with regard to statements made in any application for that increase for two years from the effective date of that increase; and
5.In the event of a change in Risk Class, the validity of that change with regard to statements made in any application for that change for two years from the effective date of

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The Contract
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that change. Any contest will apply only to the portion of the Risk Amount attributable to the reduction in Cost of Insurance Rates.
Misstatement of Age or Sex Provision
If the insured’s age or sex has been misstated, adjustments will be made using one of the following methods:
1.If misstatement is discovered upon the Insured’s death, the Face Amount will be changed to be the amount that would have been provided by the most recent cost of insurance deduction using the correct age and sex. The Death Proceeds on the date of change will not be less than the Cash Surrender Value prior to the change.
2.If misstatement is discovered while the Insured is living, the Accumulated Value will be changed to be the amount that would have been provided if the correct age and sex had been used to calculate values beginning on the Date of Issue. However, if this would result in termination of the Contract, the Accumulated Value will not change and the Face Amount will be changed as in (1) above. All future Contract charges will use the correct age and sex.
These methods will be revised as necessary for the Contract to continue to qualify as life insurance under federal tax rules.
Suicide Exclusion Provision
If the Insured dies by suicide within two years after the Date of Issue, the Death Proceeds of this Contract are limited to premiums paid less the sum of: (1) any Debt; and (2) any partial surrenders. If the Insured dies by suicide within two years after the effective date of an increase in Face Amount, the Death Proceeds with respect to the increase are limited to the cost of insurance and monthly unit charges for the increase.
If the Insured dies by suicide within two years after the effective date of reinstatement, the Death Proceeds of this Contract are limited to the premium paid to reinstate, plus any premiums paid after reinstatement, less the sum of:
1.Any Debt; and
2.Any Partial Surrenders made after reinstatement.
If your Contract is issued in North Dakota, the suicide exclusion periods listed above are shortened to one year.
Ownership Rights
The Contract belongs to the Owner named in the Application. While the Insured is living, the Owner may exercise all of the rights and options described in the Contract. The Insured is the Owner unless the Application specifies another person as the Owner, or the Owner is changed after issue. If the Owner is not the Insured and dies before the Insured, ownership of the Contract will pass to the Owner’s estate, unless a successor Owner has been designated. To the extent permitted by law, Contract benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).
The Contract Owner may transfer ownership of the Contract, if the new owner is eligible under our Bylaws, or assign the Contract as collateral by giving Notice. Unless you specify otherwise, transfer of ownership or an assignment will be effective as of the date you sign the Notice or, if the Notice is not dated, on the date the Notice is received at our Service Center.
The Contract Owner may name one or more Beneficiaries to receive Death Proceeds. We restrict who may be named as a Beneficiary under your life insurance Contract. The named Beneficiaries must be eligible under our Bylaws. The Contract Owner will classify each Beneficiary as primary or contingent. Upon the Insured’s death, we will pay the Death Proceeds to the Beneficiaries as follows:
1.Proceeds will be paid to the primary Beneficiaries who are then alive.
2.If no primary Beneficiaries are living, proceeds will be paid to the surviving contingent Beneficiaries.
3.If no Beneficiary survives, proceeds will be paid to the Contract Owner or, if the Insured is the Contract Owner, to the Insured’s estate.

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The Contract
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Other designations or successions of Beneficiaries may be arranged with us. Any Beneficiary who dies simultaneously with the Insured or within 15 days after the Insured dies and before Death Proceeds have been paid will be deemed to have died before the Insured.
The Contract Owner may change the Beneficiary by giving Notice while the Insured is living. Notice must be received by the Service Center and approved before it will be effective. The effective date of the change will be the date the Owner signs the Notice or, if the Notice is not dated, the date it is received at our Service Center. We are not liable for any payment made or action taken by us before we receive Notice of any change.
Modifying the Contract
No representative of Thrivent except the president or the secretary may change any provisions of the Contract.
Termination
Your Contract will terminate if the Contract lapses, the Insured dies, you exercise the right to a full payout under the accelerated death benefit rider, or if you surrender the Contract.
State Variations
Any state variations in the Contract are covered in a special Contract form for use in that state and all material state variations are described in this prospectus. If you would like to review a specimen copy of the Contract and Additional Benefits, contact our Service Center.

Premiums
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Initial Premium
You may allocate your premium to any Subaccount of the Variable Account and/or the Fixed Accounts. If your Application is in Good Order and we approve your Application, we will allocate your initial premium to your selected Subaccounts, DCA Fixed Account and/or Fixed Account as of the Contract Date. See Net Premiums & Premium Allocation. If we determine the Application and corresponding materials are not in Good Order, we will contact you. When we contact you, we will inform you of any information or further materials that we require to issue the Contract. When we make such requests, we will request you to provide us with any such information or materials within a certain period. If we do not receive the necessary information or materials within that period, we will retire your Application and return your premium payment.
We will issue your Contract if you meet all underwriting and other requirements. We issue contracts only with a Date of Issue between the 1st and the 28th of any month. New Contracts that would otherwise receive a Date of Issue of the 29th through the 31st of any month will instead be given a Date of Issue of the 28th day of the month.
The minimum premium required to issue the Contract is equal to the No-Lapse Guarantee premium. See No-Lapse Guarantee.
Flexible Premiums
This Contract is a flexible premium variable adjustable life contract. After a minimum initial premium, premiums may be paid at any time and in any amount, subject to some restrictions. All premium payments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, most third-party checks or other types of payments defined as not acceptable in our standard procedures. There are no scheduled premium due dates. However, we have the ability to assist you by scheduling planned periodic premiums. Planned periodic premiums are premiums you elect to pay on a regular basis. While there are no scheduled premium due dates, you may elect to receive billing statements annually. You may also elect to make pre-authorized automatic premiums using our electronic payment program. In most cases, you may make changes in frequency and payment amounts at any time with adequate notice.

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Premiums
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We recommend that you pay at least the No-Lapse Guarantee Premiums to protect your Contract from lapsing. Paying these minimum premium amounts ensures, while the guarantee is active, that your Contract will not lapse in the event the Cash Surrender Value is not sufficient to pay the monthly deductions. See No-Lapse Guarantee. In certain circumstances, a premium payment may cause the Contract to be characterized as a modified endowment contract. See Federal Tax Matters. You should discuss the amount and frequency of your premiums with your financial professional.
Premium in Default and Grace Period
Unless the No-Lapse Guarantee is in effect, a premium is in default on a Monthly Anniversary if a monthly deduction to be made on that date would result in a Cash Surrender Value less than zero. You will have a grace period of 61 days after the date of default, during which the Contract will remain in force. At least 31 days before the end of the grace period we will notify you and any assignee of the premium required to keep the Contract in force. The amount indicated in the notice will be based on the Valuation Date on which the notice is produced. The amount needed to prevent the Contract from lapsing may increase or decrease daily based on fluctuations in the Subaccounts you selected.
You should discuss the amount with your financial professional. The Contract will continue in force through the grace period.
If the Insured dies during the grace period, the Death Proceeds payable will be reduced by the amount of the monthly deductions due and unpaid and the amount of any outstanding Contract Debt.
If your Contract is issued in Florida and the Issue Age is 64 or greater, this Contract will not terminate until at least 21 days after we mail notification of termination to you and to any secondary addressee that you have designated.
Net Premiums & Premium Allocation
We deduct a Percent of Premium Charge of 5% on each premium. The remainder of the premium is the “Net Premium.” The Percent of Premium Charge may not be deducted in certain situations. Net Premiums are the amounts we direct to the various Subaccounts and/or Fixed Accounts according to your allocation instructions.
We will allocate your Net Premium according to the allocation instructions on your Application or most recent allocation instructions on file. Your allocation must be in whole percentages and total 100%. If the allocation request is not completed, is not in whole percentages, or does not total 100%, then the request will be treated as not in Good Order. We will process the allocation request when it is in Good Order. You may change your allocation percentages for future payments at any time by giving us Notice.
If we receive your premium before the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time, the time we determine the value of the Accumulation Units) on a Valuation Date, allocation occurs at the end of the day in which we receive your payment. If we receive your premium on a non-Valuation Date or after the NYSE closes, the allocation occurs as of the end of the next Valuation Date.
Premium Billing
We will send premium billings based on the amount and interval of premium payments that you requested at the time of Application. Upon our approval, the Contract Owner may change the amount, the interval or the method of billing.
Electronic Payment Program
Our electronic payment program allows you to make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other applicable payment source, rather than being billed. Under this plan, we draw from your account on the date you select and we will allocate premiums to the Subaccount(s) or Fixed Account according to your instructions. However, if the purchase date you have chosen falls on a weekend (or holiday) in any given month, we will treat your order as being received by us on the next Valuation Date. To set up the electronic payment program you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.

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Premiums
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Limits
Prior to Attained Age 100 (and at any age in New York issued Contracts) we will not accept:
1.Any premiums when the Death Benefit is based on the Table of Death Benefit Factors; or
2.The portion of any premium that would cause the Death Benefit to be based on the Table of Death Benefit Factors.
If you select the GPT for the Contract, then additional premium limits will apply. In the event of a reduction in the Face Amount, or other changes to the Contract which cause the premiums paid or the Accumulated Value to exceed the applicable limit described in the Code regarding the definition of life insurance, we will refund any excess premiums and earnings thereon (and other Accumulated Value) as necessary to comply with the limit described in the Code, and in limited circumstances we may increase the Death Benefit. See Federal Tax Matters.
At Attained Age 100 and later (except on New York issued Contracts), we reserve the right to not accept premiums as described above.
In addition to excluding life insurance Death Benefits from the Beneficiary’s gross income, the Internal Revenue Code also defers taxation on the income portion of the Accumulated Value, prior to receipt by the Contract Owner. To qualify for this treatment, federal tax law may limit the premiums you may pay and requires that the Accumulated Value be limited to a certain percentage of the Death Benefit. We will return the portion of any premium payment that causes the limit on premiums to be exceeded, unless the premium is required to keep the Contract in force.
IRS rules govern the tax treatment of life insurance contracts.  We have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your Contract as a “modified endowment contract” (MEC). If mandated under applicable law, we may be required to reject a premium payment.
Your Contract could be classified as a MEC if premiums paid exceed certain dollar thresholds or if certain transactions are processed.   Except as described below, we will apply only the portion of the premium payment(s) (including electronic payments) that will not cause the Contract to become a MEC and will return the balance to the premium payer without applying it to the Contract. The portion of the payment that is applied to the Contract will be credited as of the Valuation Date the payment was determined to be in Good Order. Additionally, except as described below, a request for any transaction (such as a reduction in Face Amount) that would immediately cause the Contract to become a MEC will be deemed not in Good Order.  We will notify you if a requested transaction would immediately cause your Contract to become a MEC and will not process that transaction unless and until we have received your instruction to proceed and allow MEC status.
The following exceptions apply to this process:
1. When your Contract is initially issued, we will either accept or reject the full premium payment.  We will accept a full premium payment that results in MEC status only if we have received acknowledgement of MEC status signed by you on forms acceptable to us.  Otherwise, if allocation of the full premium payment would result in MEC status, we will consider the Application to be not in Good Order and will not issue the Contract and will not allocate any portion of the premium until the Application is in Good Order.
2.If your Contract is not on an electronic payment program, and if the start of the next MEC Contract Year is within 14 calendar days of the date the premium is received, and allocating all or a portion of the payment on the first day of the next MEC Contract Year will not cause the Contract to become a MEC, then:
a. upon receipt we will allocate, as described above, only the portion of the premium payment that will not cause the Contract to become a MEC; and
b. we will wait to allocate the balance of the payment that can be applied without causing your Contract to become a MEC on the first day of the next MEC Contract Year or if the first day of the next MEC Contract

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Premiums
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Year is not a Valuation Date, then the payment will be allocated as of the next following Valuation Date; and
c. we will return to the premium payer, without allocating it to the Contract, any remaining balance that, as of the first day of the next MEC Contract Year, still would have caused the Contract to become a MEC; and
d. no interest will be paid to you or the premium payer from the date of receipt of the premium payment to the date it is either allocated to your Contract or returned to you.
3. You may also provide instructions directing us to allocate any specific premium payment and/or process any specific transaction even if
MEC status will result.  Those instructions must indicate that you consent to your Contract being treated as a MEC. You should consult with your tax advisor before doing so. Those instructions must be received with the applicable premium payment or transaction request that will result in MEC status.  We do not allow advance elections for future premium payments or future transactions that may result in MEC status on your Contract.
For more information on MECs, see Federal Tax Matters.

No-Lapse Guarantee
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The No-Lapse Guarantee ensures, while the guarantee is active, that your coverage will continue even if the Cash Surrender Value is insufficient to pay the current monthly deductions. If timely payment of minimum premium amounts (the No-Lapse Guarantee Premium) is received and the monthly deduction to be made exceeds the Accumulated Value less any Debt, a deduction equal to that amount will be made, if that amount is greater than zero. If it is not greater than zero, no deduction will be made and instead the balance of the monthly deduction will be postponed until the next day on which the amount of the Accumulated Value less any Debt exceeds the amount of the postponed monthly deduction. At that time the postponed amount will be deducted from the Accumulated Value. If the No-Lapse Guarantee becomes inactive or terminates while any amount of postponed monthly deductions remains outstanding, premium will be in default. The premium required to keep this Contract in force will include the outstanding amount of postponed monthly deductions.
The No-Lapse Guarantee Premium is the minimum monthly premium required to keep your No-Lapse Guarantee in effect. Your particular No-Lapse Guarantee Premium and the termination date of the guarantee are shown on the schedule page of your Contract. The
No-Lapse Guarantee Premium is calculated specifically for each Contract on the Date of Issue. The No-Lapse Guarantee will vary by Issue Age, sex, Face Amount, Additional Benefits, Death Benefit Option, and risk class (which may include ratings).
The No-Lapse Guarantee is automatically available to you when you purchase the Contract. The duration of the No-Lapse Guarantee varies by issue age:
♦	Issue Ages 0-60: 20 years
♦	Issue Ages 61-75:10 years
♦	Issue Ages 76-80: 5 years
Each month, we will determine if the No-Lapse Guarantee remains in effect. The No-Lapse Guarantee will remain in effect if the cumulative amount of premiums paid and credited less any partial surrenders and Debt is greater than or equal to the sum of No-Lapse Guarantee Premiums for the guarantee since the Date of Issue. If the Contract includes a disability waiver of monthly deduction benefit, the sum will not include the No Lapse Guarantee Premium for any Monthly Anniversary on which we waive or credit the Monthly Deduction under that rider.

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No-Lapse Guarantee
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If this requirement is not met, and the No-Lapse Guarantee has not terminated, the No-Lapse Guarantee will become inactive. Within 30 days after the date on which the No-Lapse Guarantee becomes inactive, we will notify you and any assignee of the amount required to reactivate the guarantee. The notification will specify a period of time during which you may pay the amount required to reactivate the guarantee. That period will end no less than 61 days after the date on which the guarantee became inactive. While the Contract is in force, an inactive No-Lapse Guarantee can be reactivated by paying premiums sufficient to meet the requirements for that guarantee.
If there is a change in your Face Amount, Death Benefit Option, risk class, or Additional Benefits, we will correspondingly change the No-Lapse Guarantee Premium. Any new No-Lapse Guarantee Premium applies from the effective date of the change.
If the No-Lapse Guarantee is inactive or terminates, the Cash Surrender Value may not be sufficient to keep the Contract in force unless additional premium is paid.
Please note that the No-Lapse Guarantee will terminate automatically on the No-Lapse Guarantee Termination Date shown on the schedule page of your Contract. After termination, the insurance coverage provided by the Contract will remain in force as long as your Cash Surrender Value is large enough to pay monthly deductions. See Contract Lapse and Reinstatement.

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Contract Values
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Accumulated Value
On the Contract Date, the Accumulated Value is the first Net Premium less any monthly deductions. After the Contract Date, Accumulated Value is equal to the sum of the accumulated values in the Contract’s Subaccounts, DCA Fixed Account, Fixed Account and Loan Account and may change daily.
The Accumulated Value of your Contract, at any one time, is determined by: multiplying the total number of Accumulation Units for each Subaccount by its appropriate current Accumulation Unit Value; adding together the resulting values of each Subaccount; and adding any accumulated value in the Fixed Account, DCA Fixed Account and the Loan Account.
While Debt is not deducted from Accumulated Value, Debt does reduce the amount you would receive upon surrender of your Contract and the amount available to pay charges. Debt does not share in the investment performance of the Subaccounts and accrues interest charges which may result in less Accumulated Value in your Contract than if the amounts were allocated to the Fixed Accounts.
Over the life of your Contract, many factors determine its Accumulated Value. They include:
♦	premiums paid;
♦	the investment experience of the Subaccounts;
♦	interest credited to the Fixed Account, DCA Fixed Account and Loan Account;
♦	loans taken and Debt repayments;
♦	interest charged for any loans taken;
♦	partial surrenders taken; and
♦	charges and deductions taken.
Because a Contract’s Accumulated Value is based on the variables listed above, it cannot be predetermined. Accumulated Value in the Subaccounts will largely be determined by market conditions and investment experience of the underlying Portfolios. The Owner will bear all such risk.
Amounts held in the Fixed Accounts are invested with our General Account assets. Interest will be credited on amounts allocated to the Fixed Accounts. Interest is compounded daily and the effective annual interest rate will never be less than 2.0%.
Fixed Account
The Fixed Account accumulated value reflects Net Premiums allocated to the Fixed Account, transfers of Accumulated Value to or from the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. Each day the accumulated value in the Fixed Account will change based upon these factors. Review your Contract for further detail.
DCA Fixed Account
The DCA Fixed Account accumulated value reflects the Net Premium directed to fund the account to establish the Dollar Cost Averaging program, transfers of accumulated value to the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. The periodic transfers reduce the account monthly for 12 months. If the DCA Fixed Account election is cancelled before the end of the 12-month period, we transfer any remaining value to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Loan Account
You establish the Loan Account when you take out a loan. The amount used to secure the loan is transferred to the Loan Account. The Loan Account is affected by repayments, additional loans and interest credited to and charged against it. Each day the accumulated value in the Loan Account will change based on these factors.
Variable Account
Number of Accumulation Units
The number of Accumulation Units in any Subaccount may increase or decrease at the end of each Valuation Period. This fluctuation depends on the transactions that occur in the Subaccount during the Valuation Period. When transactions occur, the actual dollar amounts of the transactions are converted to Accumulation Units. The number of Accumulation Units is determined by dividing the dollar amount of

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Contract Values
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the transaction by the Accumulation Unit Value of the Subaccount at the end of the Valuation Period during which the transaction occurs.
The number of Accumulation Units in a Subaccount increases when the following transactions occur during the Valuation Period:
♦	Net Premiums are allocated to the Subaccount; or
♦	Accumulated Value is transferred to the Subaccount from another Subaccount or from the Fixed Accounts; or
♦	Debt is repaid.
The number of Accumulation Units in a Subaccount decreases when the following transactions occur during the Valuation Period:
♦	Accumulated value is transferred from the Subaccount to another Subaccount or to the Fixed Account, including loan transfers;
♦	surrenders, partial surrenders and Decrease Charges are taken from the Subaccount;
♦	monthly deductions or transfer charges are taken from the Subaccount; or
♦	Contract loans or accrued interest on loans are transferred from the Subaccount to the Loan Account.
Accumulation Unit Value
For each Subaccount, the initial Accumulation Unit Value was set when the Subaccount was established. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
The Accumulation Unit Value for a Subaccount for any Valuation Period is equal to:
♦	the net asset value of the corresponding Portfolio at the end of the Valuation Period;
♦	plus the amount of any dividend, capital gain or other distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period;
♦	plus or minus any cumulative credit or charge for taxes reserved which we determine has resulted from the operation of the Portfolio;
♦	divided by the total number of Accumulation Units held in the Subaccount at the end of the Valuation Period before any of the transactions, referred to in the Number of Accumulation Units subsection, have occurred.
Cash Surrender Value
The Cash Surrender Value is the total amount you will receive upon surrender of the Contract. It is equal to the Accumulated Value less any Decrease Charges and any outstanding Debt and any unpaid monthly deductions. The Cash Surrender Value changes daily, reflecting, among other things, increases and decreases in the value of the Portfolios in which the assets of the Subaccounts are invested and interest credited in the Fixed Accounts and Loan Account, and any interest charged against the Loan Account. It is possible for the Cash Surrender Value of your Contract to decline to zero because of unfavorable investment performance or outstanding Debt or insufficient premium payments.
You will be advised as to the number of Accumulation Units which are credited to the Contract, the current Accumulation Unit Values, Subaccount accumulated value, Fixed Account accumulated value, DCA Fixed Account accumulated value and Loan Account accumulated value, the total Accumulated Value and the Cash Surrender Value at least annually.

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Partial Surrenders and Surrenders
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You may surrender your Contract and receive your Cash Surrender Value or make a partial surrender by giving us Notice at our Service Center. The surrender or partial surrender will not be processed until we receive your request in Good Order. You may obtain information as to a surrender or partial surrender by contacting your financial professional or calling our Service Center at (800) 847-4836. We do not accept telephone requests for surrenders.
Verification of Identity
We require a Medallion Signature Guarantee for any surrender, partial surrender or loan disbursement in an amount of $500,000 or more. Certain requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent financial professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for a:
♦	Request to receive funds with a value of $100,000 or more;
♦	Request to receive funds if there has been a change of address for the Contract Owner within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial professional requires the verification and witness of your signature by a Thrivent financial professional. You should consider the tax implications of a surrender or loan before you make a request. See Federal Tax Matters.
Complete information pertaining to your individual situation is available through our Service Center at (800) 847-4836.
Partial Surrenders
Partial surrenders offer you a way to access your Accumulated Value. You may withdraw part of your Cash Surrender Value upon giving Notice. Partial surrenders are implemented by either the redemption of Accumulation Units or reduction in the Fixed Accounts’ balance. The partial surrender will be taken from the Subaccounts and Fixed Accounts according to the ratio that the Contract’s accumulated value in the Subaccount or Fixed Accounts bears to the total Accumulated Value less any accumulated value in the Loan Account at the time of the partial surrender. With our approval, you may choose other allocations of a partial surrender.
A partial surrender may have tax consequences. It is important to note that if the Face Amount is decreased (including as a result of partial surrender), there is a possibility that the Contract might be classified as a modified endowment contract. See Federal Tax Matters.
Each partial surrender must be at least $200. You may not make a partial surrender if the remaining Cash Surrender Value would be less than $300. A partial surrender charge of $25 will apply to each partial surrender in excess of one in a Contract Year. This charge does not apply to partial surrenders made on or after the Insured’s Attained Age 121. An amount withdrawn may not be repaid. A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 1 (Level Death Benefit Option):
A partial surrender will reduce your Accumulated Value, Face Amount, Death Benefit and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirements. If the Death Benefit is equal to the Face Amount at the time of the partial surrender, then the Face Amount will be decreased by the surrender amount that we pay to you and by any taxes that we withhold. If the Death Benefit on the effective date of the partial surrender is based on the Table of Death Benefit Factors (the Death Benefit is greater than

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Partial Surrenders and Surrenders
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the Face Amount), then the Face Amount will be decreased only if, on that day, the surrender amount that we pay to you, plus any taxes that we withhold, exceeds the Death Benefit minus the Face Amount. In that case, the Face Amount will be decreased by i) the surrender amount that we pay to you plus any taxes that we withhold; less ii) the Death Benefit less the Face Amount prior to the surrender. A Decrease Charge applies to any partial surrender that causes us to decrease the Face Amount in the first 10 Contract Years or 10 years after an increase in Face Amount. See the detailed Decrease Charge explanation in the Charges and Deductions section.
The Face Amount remaining in effect after a partial surrender may not be less than the minimum Face Amount as defined on issue in the schedule pages of your Contract. We will not grant any request for a partial surrender that would reduce the Face Amount below this amount. A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 2 (Variable Death Benefit Option):
A partial surrender will reduce the Accumulated Value, Death Benefit and the amount of premiums paid. Since the premiums paid are reduced, partial surrenders also affect the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement. A partial surrender will not reduce the Face Amount. A partial surrender may have tax consequences. See Federal Tax Matters.
Full Surrender
You may surrender this Contract by sending Notice to our Service Center while the Insured is living. If you surrender your Contract, you will receive the Cash Surrender Value. The surrender will be effective on the day we receive Notice. Insurance coverage ceases on the effective date of the surrender. Alternatively, at any time while the Insured is living (and before Attained Age 121) you may surrender this Contract and apply the Cash Surrender Value as a single premium to purchase paid-up life insurance on the Insured.
A full surrender of your Contract may have tax consequences. See Federal Tax Matters.
If your Contract is issued in New York, you may exchange this Contract for any fixed benefit permanent life insurance on the life of the Insured that we offer at the time of exchange and no evidence of insurability will be required. This exchange right is subject to all the conditions specified in your New York Contract form and this Contract must be exchanged:
1. Within 18 months after the Date of Issue; or
2. Within 60 days after the later of the effective date of a material change of investment policy of the Variable Account and the date you receive notification of such change.
A full surrender of your Contract may have tax consequences. See Federal Tax Matters.
Postponement of Payments
We typically process any surrender, partial surrender, Death Benefit, loan, transfer or settlement option within 7 days after receipt of all applicable written and telephone requests and/or proof of death of the Insured. We may postpone payment of any amount due from the Variable Account for a surrender, partial surrender, transfer, loan or on the death of the Insured whenever:
♦	the New York Stock Exchange is closed or trading is otherwise restricted;
♦	the SEC has determined that an emergency exists; or
♦	the SEC requires that trading be restricted.
Except when used to pay premiums due on contracts with us, we also may postpone any transfer from the Fixed Accounts or payment of any portion of the amount payable upon surrender, partial surrender or loan from the Fixed Accounts for not more than six months from the day we receive Notice and, if required, your Contract.
If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner’s account, and thereby refuse to pay any request for transfers, partial surrenders, surrenders or Death Benefits. Once restricted, money is held in that account until instructions are received from the appropriate authority.

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Transfers
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While the Insured is alive and the Contract is in force, you may transfer the Accumulated Value among the Subaccounts and Fixed Account by submitting a proper Notice to our Service Center.
You may make twelve transfers per Contract Year without charge. There will be a charge of up to $25 for each transfer in excess of twelve excluding any automatic transfers from the DCA Fixed Account or the Money Market Subaccount. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts.
Only one transfer may be made from the Fixed Account in each Contract Year which, if made, counts toward the twelve allowable transfers. If the accumulated value in the Fixed Account immediately before the transfer is at least $2,000, the amount transferred may not exceed 25% of the accumulated value in the Fixed Account. Otherwise, the amount transferred may not exceed $500.
Any transfer among the Subaccounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit Values. Calculations are made as of the end of the Valuation Period during which a proper transfer request is received. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50 or the entire Accumulated Value in that Subaccount or Fixed Account, if less.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and, therefore, unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably

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Transfers
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identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
Your Contract provides for two different Dollar Cost Averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts. Dollar Cost Averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either Dollar Cost Averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar Cost Averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.
Neither Dollar Cost Averaging program allows you to make automatic transfers to the Fixed Account and you cannot participate in both Dollar Cost Averaging programs at the same time. You may participate in a Dollar Cost Averaging program by giving Notice. The Dollar Cost Averaging programs you may participate in are described below.
Dollar Cost Averaging from the DCA Fixed Account
You may dedicate a premium of at least $1,000 to be allocated to a one-year allocation in the DCA Fixed Account for automatic monthly transfers to one or more Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is allocated to the DCA Fixed Account and will be guaranteed for the duration of the one-year period.
One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the first business day of the next month. If the date falls on a weekend, the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Dollar Cost Averaging from the Money Market Account
You may establish a Dollar Cost Averaging program to make periodic transfers of at least $50 from the Money Market Subaccount to one or more other Subaccounts. Transfers will be made automatically on the date you select (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until we receive Notice from you to discontinue the program, whichever is sooner. If the amount remaining in the Thrivent Money Market Subaccount drops below the amount you established to be transferred, the entire remaining balance will be transferred on the next transfer date and the Money Market Dollar Cost Averaging program will be discontinued. If the program is discontinued and you want systematic transfers to resume from the Money Market Subaccount, you must provide us Notice and assure adequate funding in the Money Market Subaccount.
Automatic Asset Rebalancing Program
As the value of your Subaccounts changes, the distribution of Accumulated Value among those Subaccounts also changes. The Automatic Asset Rebalancing program transfers your Contract’s value among the variable investment options (this excludes the Fixed Accounts). You may elect to automatically rebalance your Accumulated Value in the Subaccounts periodically under the Automatic Asset Rebalancing program according to the percentage allocation you determine at the time of setting up this program.

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Transfers
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Automatic Asset Rebalancing may be set up annually or semi-annually to begin on the date you select (except the 29th, 30th or 31st). Before you begin the program, you should determine your investment goals and risk tolerance. Use of this program will not ensure any gain nor protect against any loss in overall Accumulated Value.
You can elect to participate in the program at the time of Application or at a later time. To elect to participate in the program after Application, we must receive Notice at our Service Center from you. This request will override any previous allocations you may have selected. Rebalancing continues until you stop or change it. You can change your allocations at any time by giving us Notice. You can also stop or suspend the program by providing Notice to our Service Center. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. Periodic rebalancing takes into account increases and decreases in accumulated values in each Subaccount. Any transfers resulting from rebalancing will not incur a transfer charge.
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Telephone and Online Transactions
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You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent disclaims any liability for losses resulting from such transactions by reason of their not having been properly authorized. However, if Thrivent does not take reasonable steps to help ensure that such authorizations are valid, Thrivent may be liable for such losses.
Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with written Notice. If, due to malfunction or other circumstances, the request is incomplete or not fully comprehensible, we will not process the transaction.
We reserve the right to suspend or limit telephone and online transactions.
Owners can complete certain transactions online at thrivent.com or complete telephone transactions by contacting the Service Center at (800) 847-4836.
Timely Processing
We will process all requests in a timely fashion. Requests received prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

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Loans
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While the Insured is living, you may, by giving Notice, use your Contract as security for a loan. The available loan amount is an amount such that the total Debt will not exceed 100% of Accumulated Value less Decrease Charges on the date of the loan. For Contract loans, interest will accrue on a daily basis at an effective annual rate of 6.0% on the Debt.
When a loan is made, Accumulated Value will be transferred to the Loan Account to secure the Debt. Accumulated Value will be transferred from the Subaccounts and Fixed Accounts according to the Account Ratios on the date of the loan; or according to any other administrative option you select and available at the time of the loan. The amount transferred to the Loan Account will continue to be treated as part of the Contract’s Accumulated Value. A minimum effective interest rate of 2% annually will be credited to the Loan Account. We may credit a higher interest rate in our sole discretion. The rate credited may be different from the interest rate credited on amounts in the Fixed Accounts.
While your Contract is in force and the Insured is living, you may repay, at any time, all or part of your Debt. All loan repayments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, or third-party checks.
Upon your request, we will set up Debt repayment schedule for you. When you repay all or part of Debt, we credit your Loan Account then transfer the repayment from the Loan Account to the Subaccounts and to the Fixed Accounts according to the premium allocation percentages in effect at the time of repayment. Total Accumulated Value does not increase as a result of Debt repayment. The longer the loan is outstanding, the greater the negative impact it may have on Accumulated Value growth.
Debt reduces your Cash Surrender Value, your Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If the Cash Surrender Value on a Monthly Anniversary is insufficient to make the Monthly Deduction on that day, you will have a grace period of 61 days from that date during which the Contract will remain in force. At least 31 days before the end of the grace period we will notify you and any assignee of the required amount to avoid lapse. Depending upon investment performance of the Subaccounts and the amounts borrowed, Debt may cause your Contract to lapse. If your Contract lapses with outstanding Debt, adverse tax consequences may result. You should carefully consider the impact on your Contract’s Death Proceeds, before exercising these privileges.
A loan may have tax consequences. See Federal Tax Matters.

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Contract Lapse and Reinstatement
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Lapse
Your Contract will lapse (that is, terminate without value) if:
♦	your monthly deductions are greater than your Cash Surrender Value;
♦	there is not an active No-Lapse Guarantee; and
♦	payment of the premium to keep the Contract in force is not paid within the grace period.
If the Contract lapses, a tax may result.
If the Contract lapses, you have the right to reinstate your Contract within certain limitations. The requirements for reinstatement and associated limitations are described below and in more detail in your Contract. Reinstatement within 90 days of lapse and within the same calendar year as the lapse is most beneficial for minimizing any related taxes.
Reinstatement
You may reinstate the Contract any time within three years after it has lapsed unless it was surrendered (some states may allow a longer period to be able to reinstate your Contract). To reinstate your Contract we require:
1.An application for reinstatement submitted to us at our Service Center;
2.Evidence of insurability that meets our standards;
3.Payment of one of the following amounts:
a.A premium sufficient to cover:
i.Any monthly deductions that were not made before the grace period because they were postponed under the No-Lapse Guarantee; and
ii.The monthly deductions that were not made during the grace period; or
b.If the effective date of reinstatement is before the termination date of the No-Lapse Guarantee and a premium sufficient to reactive the No-Lapse Guarantee.
4.Payment of a premium sufficient to keep this Contract in force for at least three months, based on unit values on the date of reinstatement; and
5.Repayment of all Debt existing at the end of the grace period.
The effective date of a reinstatement will be the date the application for reinstatement is approved by us. The Accumulated Value on that date will be equal to:
♦	The Accumulated Value at the end of the grace period; plus
♦	The Net Premium received to reinstate the Contract; less
♦	Any postponed or unpaid monthly deductions made on that date.
Any Decrease Charge on or after reinstatement will be the same as if the Contract had always been in force since the Date of Issue.
You may reinstate any Additional Benefits that were in effect prior to lapse that would not have otherwise terminated pursuant to provisions of the Additional Benefit rider before the effective date of reinstatement.
The No-Lapse Guarantee will be included on a reinstated Contract only if that guarantee did not terminate before the effective date of reinstatement and you pay an amount sufficient to reactivate a No-Lapse Guarantee. Any No-Lapse Guarantee that could have been reactivated by paying a sufficient premium will be included on the reinstated contract in inactive status.

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Charges and Deductions
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Charges are necessary to pay Death Benefits and to cover the expenses generated by issuing, distributing and administering the Contract. We expect to profit from one or more of the charges under the Contract. We can use these profits from any of these charges for any corporate purpose including our fraternal activities.
Transaction Fees
Percent of Premium Charge
We charge a Percent of Premium Charge of 5% on each premium. The resulting amount available after the charge is the Net Premium. We use this Percent of Premium Charge in part to cover distribution costs. We credit the Net Premium to the Subaccounts and Fixed Accounts according to your allocation instructions. The Percent of Premium Charge may be waived in certain situations.
Decrease Charge
If you elect to surrender your Contract, reduce the Face Amount, or if the Face Amount is decreased as a result of a partial surrender or Death Benefit Option change, we will reduce your Accumulated Value by the applicable Decrease Charge. Decrease Charges in part compensate us for expenses associated with underwriting, issuing and distributing the Contract. For decreases in the Face Amount or partial surrenders or Death Benefit Option changes that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount), we deduct the amount of the Decrease Charge at the time of the reduction in Face Amount.
Decrease Charges will be deducted from the subaccounts of the Variable Account and from the Fixed Accounts according to their Account Ratios on the effective date of the decrease or surrender. New Decrease Charges apply to each Face Amount increase.
The Decrease Charge is assessed on a per thousand basis. The amount per thousand of Face Amount varies by sex (in most states), Face Amount, risk class and Issue Age. For the first five Contract Years, the Decrease Charge remains level then grades to zero after the 10th Contract Year. Beginning in the 11th year after the Date of Issue
(assuming no increases in Face Amount), the Decrease Charge will be zero. We list your Decrease Charges in your Contract.
If you increase your Contract’s Face Amount, a new Decrease Charge is applicable to the increase, in addition to any existing Decrease Charge. We list your actual Decrease Charges for the increased Face Amount separately on a supplementary Contract schedule. We mail the supplementary Contract schedule to you after we process the request for increase in Face Amount.
The following is an example of Decrease Charges for a 40-year-old male in the standard non-tobacco risk class, $350,000 Face Amount:
Contract Year	Decrease Charge per Thousand Dollars
1-5	$17.92
6	14.93
7	11.95
8	8.96
9	5.97
10	2.99
11+	0.00
If you decrease the Face Amount while the Decrease Charge applies, we assess a Decrease Charge on a per $1,000 basis. We subtract the amount of decrease first from any previous increases in the Face Amount, starting with the most recent and then as needed from the original Face Amount.
Partial Surrender Charge
We charge up to $25 for each partial surrender after the first partial surrender each Contract Year. This charge is in addition to the amount withdrawn. This charge does not apply to surrenders after Insured’s age 121. See Partial Surrenders and Surrenders.
Transfer Charge
You may make up to twelve transfers per Contract Year from the Subaccounts and Fixed Account, only one of which may be from the Fixed Account, without charge. We charge up to $25 for each transfer in excess of twelve per Contract Year. This charge is deducted from

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Charges and Deductions
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the Subaccounts and the Fixed Account in proportion to the amount transferred from each. Transfers resulting from Dollar Cost Averaging, asset rebalancing and loans do not count as transfers for the purpose of assessing this charge.
Monthly Deductions from Accumulated Value
We deduct certain charges from Accumulated Value on a monthly basis. We refer to these charges as monthly deductions. Monthly deductions are deducted from each Subaccount or Fixed Account on a basis proportional to the Accumulated Value less accumulated value in the Loan Account. With our approval, you may choose other allocations of the monthly deductions. We deduct charges each month, beginning with the Contract Date (effective retroactive to the Date of Issue, if different) then monthly thereafter on each Monthly Anniversary, provided that day of the month is a Valuation Date. If that day of the month does not fall on a Valuation Date, we use the next Valuation Date. Because portions of the deductions (e.g., the cost of insurance) can vary from month to month, the aggregate monthly deductions also will vary.
The monthly deductions consist of:
♦	the basic monthly charge;
♦	any monthly unit charges in effect on the Monthly Anniversary;
♦	the monthly mortality and expense risk charge;
♦	charges for Additional Benefits, if any; and
♦	the monthly cost of insurance charge.
Basic Monthly Charge
We deduct a monthly charge of $9.00 to cover the administration of an adult Contract. We deduct a monthly charge of $7.50 to cover the administration of a juvenile Contract. This charge covers such expenses as premium billing and collection, Accumulated Value calculation, transaction confirmations and periodic reports.
Monthly Unit Charge
This charge in part compensates us for expenses associated with underwriting, issuing or increasing the Face Amount, and distributing the Contract. This charge is dependent upon the Issue Age, sex and risk class of the Insured. The charge will be assessed on a per $1,000 of Face Amount basis and assessed monthly for the first 15 Contract Years and for 15 years following an increase in Face Amount.
Mortality and Expense Risk Charges
The mortality and expense risk charge is a monthly charge for risks that we assume in the Contract. The main mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than we estimate and, therefore, the cost of insurance, and other charges specified in the Contract would be insufficient to meet actual claims. The main expense risk is that expenses incurred in issuing and administering the Contracts and operating the Variable Account may be greater than the other Contract charge revenues that are available to cover such expenses. We may use any profit to pay distribution, sales and other expenses.
The following table outlines our current annual mortality and expense risk charge that will be assessed from the accumulated value of all of your Subaccounts. No mortality and expense risk charges are deducted from the Fixed Accounts. This charge is based on your Subaccount accumulated value at the time the charge is deducted.

	Current M&E Charge	Maximum M&E
Subaccount Accumulated Value	All Years	All Years
Annually	0.40%	1.0%
(Monthly)	(.033)%	(.082)%
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Charges and Deductions
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Additional Benefit Charge
If your Contract includes Additional Benefits, we will deduct a monthly cost for those benefits from the Accumulated Value. Refer to Fee Tables and Additional Benefits for more information.
Cost of Insurance Charge
We assess a monthly cost of insurance charge. The charge depends on a number of variables including, but not limited to, the Insured’s risk class and sex (in most states), the Insured’s Issue Age for the initial Face Amount, the Insured’s age on the effective Date of any increase in Face Amount, and the number of years since the date of issue or increase. These variables will cause it to vary from contract to contract.
The primary factors in the determination of the cost of insurance charge are the cost of insurance rate (or rates) and the risk amount. The maximum cost of insurance charge for the initial Face Amount equals: (a) the maximum cost of insurance rate for the Insured’s Attained Age shown in your Contract, multiplied by (b) the amount at risk of your Contract divided by (c) 1,000. The maximum cost of insurance charge for any Face Amount increase is computed similarly, based on the risk amount that is attributable to that increase and the applicable maximum cost of insurance rate for that increase. We will provide you with a supplemental Contract schedule page showing the maximum cost of insurance rates for any Face Amount increase, if different from those for the initial Face Amount.
The risk amount at any time is the amount by which the Death Benefit under the Contract then exceeds the Contract’s Accumulated Value.
We deduct the cost of insurance charge on each date we assess monthly deductions, starting with your Contract Date (effective retroactive to the Date of Issue, if different).
We underwrite the applicant to determine the risk class for the Initial Face Amount or a requested Face Amount increase using information provided in the application and in other sources permitted by law. The factors that we can consider for underwriting include, but are not limited to:
♦	the amount of insurance applied for,
♦	the proposed Insured’s age,
♦	outcome of medical testing,
♦	reports from physicians (attending physicians’ statements); and/or
♦	other information such as financial information that may be required.
Based on such information, standard or preferred coverage may be offered, or if it is determined that risks for a proposed Insured are higher than would be the case for a healthy individual, the proposed Insured may receive a rating which increases cost of insurance rates or, in some cases, the proposed Insured may be declined.
Cost of Insurance Rates
Cost of insurance rates are determined for the initial Face Amount and each increase in Face Amount. We may, but are not required to, change the cost of insurance rates being applied under your Contract at any time, and we will make any such determinations using emerging or future anticipated experience including, but not limited to, mortality, expense and persistency. The rates will be determined by us at our sole discretion.
Actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates in the Contract. These guaranteed rates are determined based upon the Insured’s Attained Age and the applicable rate in the 2017 CSO Mortality Tables for Non-smokers and Smokers. We currently use cost of insurance rates that are generally lower than the guaranteed cost of insurance rates, and we reserve the right to raise those current rates.
Our current cost of insurance rates apply uniformly to all Insureds of the same classification including, but not limited to age, sex, and risk class.

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Charges and Deductions
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The cost of insurance rates generally increase as the Insured’s Attained Age increases, and they vary with the number of years the Face Amount or any increase in Face Amount has been in force. The risk class of an Insured also will affect the cost of insurance rate. Insureds in the preferred risk class generally will have a lower cost of insurance rate than those in risk classes involving higher mortality risk. The eight risk classes consist of the following:
1.Preferred Best Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
2.Super-Preferred Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
3.Preferred Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
4.Preferred Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
5.Standard Non-Tobacco (All issue ages)
6.Standard Tobacco (issues ages 18 to 80)
7.Rated Non-Tobacco (Substandard)
8.Rated Tobacco (Substandard)
Insureds in non-tobacco risk classes will generally have a lower cost of insurance rate than similarly situated Insureds in tobacco risk classes. We use the same guidelines in determining premiums for the cost of insurance for the Contract as we would for any other life insurance Contract of similar risk class we offer.
Fund Charges
The value of the net assets of each Subaccount reflects the investment advisory fee and other expenses incurred by the underlying Portfolios in which the Subaccount invests. For more information on these fees and expenses, refer to the Fund’s summary prospectuses and Fee Tables above.
Variation or Reduction of Charges
We may vary the charges and other terms of the Contracts if special circumstances result in reduced sales expenses, administrative expenses, or various risks. These variations will not be unfairly discriminatory to the interests of other Contract Owners. Variations may occur in Contracts sold to members of a class of associated individuals, an employer or other entities representing an associated class.

Death Benefits
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The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. At the time of purchase, you must select between two Death Benefit Options: Option 1 (Level Death Benefit Option) or Option 2 (Variable Death Benefit Option). We determine the amount payable (Death Proceeds) depending on the Death Benefit Option in effect on the date of Insured’s death. Death Proceeds payable upon the death of the Insured is the sum of the Death Benefit plus any insurance on the Insured’s life provided by Additional Benefits less any Debt and the lesser of (1) unpaid monthly deductions or (2) any unpaid No-Lapse Guarantee Premium. We will also deduct any amount paid by us after the date of death and before we were notified of the death. The Death Benefit will be calculated as of the date of death.
Option 1 (Level Death Benefit Option)
The Death Benefit for this option remains level, but in limited situations will vary. The Death Benefit is the greater of the Face Amount, or the Death Benefit factor multiplied by Accumulated Value. If you keep your Contract in force for several years and your Accumulated Value continues to increase, your Death Benefit may be increased by a Death Benefit factor. This factor helps to ensure that your Death Benefit is large enough relative to Accumulated Value to assure the

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Death Benefits
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Contract will qualify as life insurance under federal tax law. The Death Benefit factor depends upon your Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured’s sex (in most states) and risk class. Your Contract includes a Table of Death Benefit Factors.
You should consider the Level Death Benefit Option if:
♦	you do not expect your insurance needs to generally increase; or
♦	you would like to minimize your insurance costs.
In general, the Level Death Benefit Option provides greater growth potential in Accumulated Value than the Variable Death Benefit Option. By choosing the Level Death Benefit Option, any increases in Accumulated Value reduce the actual risk amount and lower your cost of insurance.
Option 2 (Variable Death Benefit Option)
The Variable Death Benefit Option provides a Death Benefit that varies over time. The Death Benefit will be the greater of the Face Amount plus Accumulated Value, or the Death Benefit factor (described above) multiplied by Accumulated Value. The Death Benefit fluctuates correspondingly with your Accumulated Value.
You should consider the Variable Death Benefit Option if:
♦	you expect your insurance needs to increase, or
♦	you would like to have the potential for an increasing death benefit.
In general, the variable option provides the potential for a greater death benefit than the level option.
Changing Your Death Benefit Option
You may request a change from one Death Benefit Option to the other at any time before Attained Age 121 except when the Death Benefit is based on the Table of Death Benefit Factors as provided in your Contract. If we approve the change, we will increase or decrease the Face Amount so your Death Benefit immediately after the change will be the same as immediately before the change.
If you change from the Level Death Benefit Option to the Variable Death Benefit Option, we will reduce your Face Amount by the amount of Accumulated Value on the date the change takes place. The decrease in Face Amount and any Decrease Charge will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. We will not allow the change if it reduces your Face Amount below the minimum amount as defined on the schedule page of your Contract. If you select the GPT, then additional restrictions will apply. If the change in Death Benefit Option would cause total premium payments already made to exceed the cumulative premium limit of the Code, the change may be made only if the Cash Surrender Value before the change exceeds the refund required under the Code. If the change is made, the required refund will be made as a partial surrender with no partial surrender charge applied. If you change from the Variable Death Benefit Option to the Level Death Benefit Option, your Face Amount increases by the Accumulated Value on the effective date of the change which also increases any unit charges under your Contract. The Face Amount increase will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. The increase is determined so your Death Benefit immediately after the change will be the same as immediately before the change.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect on the effective date of the change. The effective date of the change will be the Monthly Anniversary on or following the date we receive Notice. The new Death Benefit Option will be shown on a supplemental Contract schedule page that we will send to you.
There may be tax consequences when you change your Death Benefit Option. Please consult your tax advisor before making any such change.

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Death Benefits
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Changing Your Face Amount
You select the Face Amount when you apply for the Contract. You may change the Face Amount by giving us Notice. We will not permit any change that would result in your Contract being disqualified as a life insurance contract under Section 7702 of the Internal Revenue Code. Changing the Face Amount may have tax consequences and you should consult a tax advisor before doing so.
Increasing Your Face Amount
Subject to our underwriting guidelines and policies, you have the right to increase the Face Amount at any time before the Insured’s last day for increases shown on page 3A of your Contract.
Any increase in Face Amount is subject to the following conditions:
♦	We must receive an application at our Service Center, if and as required by our standards.
♦	Satisfactory evidence of insurability, if and as required by our standards, unless a contractual exception applies.
♦	The increase amount must be for at least $25,000.
Increases in your Face Amount will result in additional charges to cover the increased amount at risk. The increased Face Amount will also increase any unit charges under your Contract. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue. The increase will be effective on the date shown on the supplemental Contract schedule page we provide.
A new set of Decrease Charges will also apply to each increase in your Contract’s Face Amount. We show these new charges on the amended Contract specification page of your Contract. However, the Decrease Charges will only be assessed if your Face Amount is later decreased and the Decrease Charge is still in effect for that part of the Face Amount that was decreased. See Charges and Deductions for additional information regarding this charge.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect.
Decreasing Your Face Amount
At any time before the Insured’s Attained Age 121, you have the right to decrease your Face Amount. Requirements for decreasing your Face Amount are:
♦	we must receive Notice;
♦	the Face Amount remaining in effect cannot be less than the minimum amount defined at issue on the Contract schedule page;
♦	the Accumulated Value, and premiums if you select the GPT, must be in compliance with Code limits; and
♦	on the date the decrease would be effective Accumulated Value less Debt must be greater than or equal to any Decrease Charge that may apply.
The decrease will become effective as of the Monthly Anniversary on or following the date we receive Notice at the Service Center. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, and then as needed from the original Face Amount.
We subtract a Decrease Charge from the Accumulated Value if a Decrease Charge is in effect for that part of the Face Amount decreased. We show you the Decrease Charges applicable to you on the Table of Decrease Charges in your Contract.
A new No-Lapse Guarantee Premium will be determined if the No-Lapse Guarantee has not terminated before the effective date of the decrease.
A decrease in your Face Amount may cause your Contract to be classified as a modified endowment contract and could have other tax consequences. Please consult your tax advisor before decreasing your Face Amount. See Federal Tax Matters.
Death Claims
In the event of the death of the Insured, we must receive Notice of death at our Service Center. We will provide a claim form upon receiving the Notice. A

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Death Benefits
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financial professional may assist in making such a claim. After we have received due proof of death, we will begin processing a Beneficiary’s claim when we receive the following in good order at our Service Center:
1. That Beneficiary’s completed claim form; and
2. Authorization, if and as required by our standards, allowing us to obtain and disclose information about the Insured for the purpose of evaluating and processing the claim.
If thirty days have passed since we received the later of these items, we will automatically pay a Beneficiary’s portion of the Death Proceeds as a lump sum if that Beneficiary has not by then made an election of an available option described under Settlement Options below.
Payment of Benefits
In addition to traditional lump sum payments, other payment options are available. All or part of the life insurance proceeds from death or surrender may be placed in one of several settlement options. Proceeds distributed according to a settlement option do not vary with the investment performance of the Variable Account. Contract Owners may select a settlement option prior to the Insured’s death. A Beneficiary may select a settlement option at the time of making a claim for Death Benefits. The minimum amount that we will apply to a settlement option is $2,000. Additionally, the resulting payment must be at least $50. Once a settlement option is selected, we will provide a settlement option agreement. In the settlement option agreement, we will reflect guaranteed payments, if any.
Settlement Options
Option 1: Interest Income
Under this settlement option, the proceeds are left with Thrivent to accumulate interest. We will pay, on the proceeds that remain with us an annual rate of interest at least equal to the amount shown on the Contract's schedule page. The payee may withdraw all or part of the proceeds at any time.
Option 2: Income of a Fixed Amount
With this settlement option the payee elects to receive a fixed amount at regular intervals until the proceeds with interest have all been paid. The payment period may not exceed 360 months. Interest accumulates on the amount that remains with us until the proceeds are all paid out. For example, if your Beneficiary elected to receive $10,000, paid annually, we would pay $10,000 annually until we pay out all of the remaining proceeds. The final payment may be smaller than prior payments.
We will pay an annual rate of interest at least equal to the amount shown on the Contract's schedule page. The amount of interest may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the present value of all or a portion of remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If a portion of the present value is withdrawn, the number of future payments will be reduced. If the full value is withdrawn, we will make no further payments.
Option 3: Income for a Fixed Period
This option provides payments at regular intervals. The payee may elect a specified number of months or years, but may not select a period exceeding 360 months or the payee’s life expectancy. We reserve the right to require a fixed period of at least 60 months.
We will pay an annual rate of interest at least equal to the amount shown on the Contract's schedule page on the proceeds that remain with us. The amount of interest we pay may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw all or a portion of the present value of any remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If the full present value is withdrawn, we will make no further payments. If a portion of the present value is withdrawn, the amount of future payments will be reduced.

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Death Benefits
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Option 4: Life Income with Guaranteed Period
This settlement option is a form of annuity payment that continues until the annuitant’s death. The payee is the person receiving the income. We make payments to the payee at regular intervals during the annuitant’s life. Upon electing this option, the payee also selects a guaranteed period of not more than 360 months or selects no guaranteed period at all. If the annuitant dies during the guaranteed payment period, payments will continue to a beneficiary named for the settlement option until the guaranteed payment period expires. The longer the guaranteed payment period, the lower the amount of regular payment. In other words, the payment amount the payee receives would be higher if the payee chose no guaranteed payment period. However, the risk the payee takes is that he or she may die shortly after we issue the settlement agreement. The agreement would then terminate and all payments would cease.
The amount of the payments depends on an adjusted age and, where permitted, sex of the annuitant at the time the settlement agreement is established. We show representative guaranteed payments in the settlement option section of the Contract. These rates are calculated using the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page.
If your Contract is issued in New York, Option 4 does not permit a partial or full surrender of annuity income.
Option 5: Joint & Survivor Life Income with Guaranteed Period
This settlement option is another form of annuity payment or life income available when both annuitants are alive when the settlement option is chosen. We will pay an income as long as at least one of the two annuitants is alive. The amount of payments is determined based on the lives of both of the annuitants. The payees may select a guaranteed payment period of not more than 360 months, or may select no guaranteed payment period at all.
Upon the death of one of the persons named to receive payments, we will continue to make payments of the same amount to the survivor for the remainder of the guaranteed payment period. At the end of this period, if the survivor is still living, the payments may be reduced if a reduction factor was chosen at issue. We pay the reduced amount until the survivor annuitant’s death. If the survivor also dies during the guaranteed payment period, the remaining guaranteed payments continue to a designated beneficiary. The beneficiary has an option to take a lump sum payment. If no guarantee payment period was selected, all payments will cease and the agreement terminates.
The amount of the payments depends on the age and, where permitted, sex of the annuitants at the time we issue the settlement agreement. In addition, any selection of a guaranteed payment period or any reduction factor will influence the payments. These rates are calculated on the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page.
We may also offer other settlement options at our discretion.
Income provided under Settlement Options 2 through 5 will not be less than the income that would be provided if the proceeds were used to purchase a single premium immediate annuity contract that:
1. Is offered by us at the time of settlement to the same class of annuitants; and
2. Provides the same structure of benefits as the settlement option selected.
If your Contract is issued in New York, guaranteed interest rates will be listed in your settlement option agreement and Option 5 does not permit partial or full surrenders of annuity income.

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Federal Tax Matters
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion generally does not address state or local tax consequences associated with the purchase of the Contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT—FEDERAL, STATE OR LOCAL—OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.
Estate, Gift and Generation-Skipping Transfer Tax Considerations
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Contract Owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law.
The individual situation of each Contract Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. If this Contract is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift, and generation skipping tax rules.
Tax Status of the Variable Account
We are treated as the owner of the assets of the Variable Account for federal tax purposes. Also, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without tax under current law. We reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that are incurred and that we determine to be properly attributable to the Variable Account or the Contract. We will promptly notify you of any such charge.
Taxation of the Contract—In General
Tax Status of the Contract
Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. Under this section of the Code, a Contract must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test.  While the requirements of this section of the Code are complex and limited guidance has been provided from the Internal Revenue Service (the “IRS”) or otherwise, Thrivent believes that the Contract will meet the current statutory definition of life insurance, which places limitations on the Accumulated Values under both the Cash Value Accumulation Test and Guideline Premium Test, and premiums under the Guideline Premium Test, that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Contract will generally be excludable from the Beneficiary’s gross income, and gains and other income credited under the Contract will not be taxable unless certain withdrawals are made (or deemed to be made) from the Contract prior to the Insured’s death, as discussed below. This tax treatment generally will only apply, however, if (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations, and (2) Thrivent, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

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Federal Tax Matters
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The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as a life insurance contract for federal income tax purposes and the Contract Owner would generally be taxed currently on the income on the Contract (as defined in the tax law). We expect that the Subaccounts of the Variable Account, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.
In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income on a current basis. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain other IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in such rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.
Tax Treatment of Death Proceeds
In general, the amount of the Death Proceeds payable from a Contract by reason of the death of the Insured is excludable from gross income under section 101 of the Code. Certain transfers of the Contract for valuable consideration, however, may result in a portion of the Death Proceeds being taxable.
If the Death Proceeds are not received in a lump sum and are, instead, applied under certain settlement options (other than settlement option 1), generally payments will be prorated between amounts attributable to the Death Proceeds, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death), which will be includible in the Beneficiary’s income. If the Death Proceeds are applied under settlement option 1 (Interest Income), the interest credited will be currently includible in the Beneficiary’s income.
Death Proceeds may be subject to state and/or federal estate and/or inheritance tax. The entire amount of Death Proceeds will be included in the taxable estate of an Insured if the Insured possesses control (referred to as “incidents of ownership”) over the Contract at the time of death or control has not been transferred more than three years prior to death. Many factors determine if an estate is subject to estate and/or inheritance tax such as the size of the taxable estate, timing of death and the applicable state law.
Tax Deferral During Accumulation Period
Under existing provisions of the Code, except as described below, any increase in a Contract’s Accumulated Value is generally not taxable to the Contract Owner unless amounts are received (or are deemed to be received) from the Contract prior to the Insured’s death. Amounts received (or deemed to be received) from the Contract are treated as ordinary income for tax purposes. If there is a full surrender of the Contract, an amount equal to the excess of the amount received over the “investment in the contract”

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Federal Tax Matters
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will generally be includible in the Contract Owner’s income. The “investment in the contract” generally is the aggregate premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income.
As discussed below, the taxation of partial surrenders and other amounts deemed to be distributed from the Contract depends, in part, upon whether the Contract is considered a “modified endowment contract” (“MEC”) for federal income tax purposes. The status of a Contract as a MEC also may affect whether a 10% penalty tax applies upon a surrender or other distribution, as discussed below.
Taxation of Contracts that Are Not MECs
Tax Treatment of Partial Surrenders from Contracts that Are Not MECs—In General
If the Contract is not a MEC (described below), the amount of any partial surrender from the Contract generally will be treated first as a non-taxable recovery of premium and then as income received from the Contract. Thus, a partial surrender from a Contract that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the partial surrender.
Certain Distributions Required by the Tax Law in the First 15 Contract Years
As indicated above, Section 7702 of the Code places limitations on the Accumulated Values and/or premiums that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if cash distributions are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, upon a change from one Death Benefit Option to the other, if a partial surrender is made, and in certain other instances.
Tax Treatment of Loans from Contracts that Are Not MECs
If a Contract is not a MEC, a Contract loan generally will be treated as indebtedness of the Contract Owner. As a result, no part of any Contract loan will constitute income to the Contract Owner so long as the Contract remains in force. However, in those situations where the interest rate credited to the Loan Account equals or is nearly the same as the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Contract lapses or is surrendered when a Contract loan is outstanding, the portion of the Accumulated Value applied to repay the Contract loan outstanding, including any accrued and unpaid loan interest, will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includible in the Contract Owner’s income. The amount of Debt over and above that secured by Accumulated Value is “excess debt” taxable as “cancellation of indebtedness”.
Generally, interest paid on any Contract loans will not be tax deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. Contract Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Contract.
Taxation of Contracts that Are MECs
Characterization of a Contract as a MEC
In general, a Contract will be considered a “modified endowment contract” under section 7702A of the Code (i.e., as a MEC) if (1) the Contract is received in exchange for a life insurance contract that was a MEC, or (2) the Contract is entered into on or after June 21, 1988 and premiums are paid into the Contract more rapidly than the rate defined by a “7-Pay Test.” This test generally provides that a Contract will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Contract at any time during the first 7 Contract Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Contract (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during a 7-Pay testing period, including where a Contract lapses

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Federal Tax Matters
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and is then reinstated more than 90 days later will affect the application of this test. We will monitor the Contracts and will attempt to notify Contract Owners on a timely basis if a Contract becomes a MEC or would become a MEC as a result of a transaction. The Contract Owner may then request that we take any steps that may be available to avoid treatment of the Contract as a MEC, if that is desired.
Tax Treatment of Partial Surrenders, Loans, Assignments, and Pledges Where a Contract is a MEC
If the Contract is a MEC, partial surrenders from the Contract will be treated first as withdrawals of income and then as a recovery of the investment in the Contract. Thus, partial surrenders will be includible in income to the extent the Accumulated Value exceeds the investment in the Contract. The receipt of any Contract loan, including any accrual of loan interest, will be treated as a withdrawal for tax purposes. In addition, distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC.
The discussion above regarding the tax treatment of deductibility of interest on loans and of lapses while loans are outstanding under the caption “Tax Treatment of Loans from Contracts that Are Not MECs” also generally applies to Contracts which are MECs.
If the Contract Owner assigns or pledges (or agrees to assign or pledge) any portion of the Accumulated Value, such portion will be treated as a withdrawal for tax purposes. If the entire Accumulated Value is assigned or pledged, subsequent increases in the Accumulated Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The Contract Owner’s investment in the Contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Contract treated as a MEC, a Contract Owner should consult a tax advisor.
Penalty Tax
Generally, proceeds of a full or partial surrender (or the amount of any deemed withdrawal, such as in the case of loans, assignments and pledges) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income. This penalty tax does not apply where the surrender or deemed withdrawal is made (1) after the Contract Owner attains age 59 1⁄2, (2) because the Contract Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Contract Owner (or the joint lives or life expectancies of the Contract Owner and his or her Beneficiary, as defined in the tax law).
Aggregation of Contracts that Are MECs
All life insurance contracts which are treated as MECs and which are purchased by the same person(s) from Thrivent, or any of our affiliates, within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). Contracts issued by different companies that subsequently merge are not aggregated. The effects of such aggregation are not always clear; however, it could affect the amount of a full or partial surrender (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.
Contracts Not Owned by Individuals
In the case of life insurance contracts issued to a non-natural taxpayer, or held for the benefit of such an entity, the tax law provides that a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of the contract even if no loans are taken under the contract. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a twenty percent owner, or an officer, director, or employee, of a trade or business at the time first covered by the Contract. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax advisor.

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Federal Tax Matters
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Section 1035 Exchanges
Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of a life insurance contract for another life insurance contract, endowment contract, annuity contract, or qualified long-term care insurance contract, provided that certain requirements are met. If the Contract is being issued in exchange for another life insurance contract, the requirements that must be met to receive tax-free treatment under Section 1035 of the Code include, but are not limited to: (1) the contracts must have the same insured, and (2) your old contract must be exchanged for the new contract either through an assignment of your old contract to the new insurer or by a direct transfer of the account value of the old contract to the new insurer. If your old contract was a MEC, the new life insurance contract also will be a MEC. You cannot exchange an endowment, annuity, or qualified long-term care insurance contract for a life insurance contract tax-free. If any money or other property is received in the exchange (“boot”) that satisfies the requirements of section 1035 of the Code, gain (but not loss) will be recognized equal to the lesser of the gain realized on the exchange or the amount of the boot received.
Generally, the new contract will have the same investment in the contract as the exchanged contract. However, if boot is received in the exchange the investment in the contract may be adjusted. Special rules and procedures apply to section 1035 exchanges. These rules can be complex, and if you wish to take advantage of section 1035, you should consult a tax and/or legal advisor.
Accelerated Death Benefits
If an Insured is “terminally ill,” as defined in the tax law, accelerated death benefits paid under a life insurance contract generally will be excludable from income under section 101 of the Code. Exceptions apply for certain business-related contracts and in certain situations where a Contract has been transferred for value. Under the tax law, an individual is considered “terminally ill” if the individual has been certified by a physician (as defined in the tax law) as having an illness or physical condition which can reasonably be expected to result in death in 24 months or less after the date of the certification.
Amounts paid under the accelerated benefits for terminal illness rider incorporated into this Contract will in most circumstances satisfy this requirement.
Actions to Ensure Compliance with the Tax Law
We believe that the values we have determined for the Contracts will comply with the federal tax definition of life insurance under section 7702 of the Code. We will monitor Contract values and take action as necessary to help assure compliance.
At Attained Age 100 and later, we reserve the right to not accept premium payments while the Death Benefit is based on the Table of Death Benefit Factors in your Contract.  We also reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of life insurance.
Other Considerations
Changing the Contract Owner, designating an irrevocable Beneficiary, exchanging the Contract, increasing and decreasing the Face Amount, changing from one Death Benefit Option to another, and other changes under the Contract may have tax consequences (other than those discussed herein) depending on the circumstances of such change or event. In addition, tax consequences may apply if you sell your Contract. This list and the discussion herein are not exhaustive. Other transactions with respect to a Contract may also have federal income or other tax consequences. Federal estate, and state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary.
In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the

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Federal Tax Matters
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insured or to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an “employer-owned life insurance contract,” are complex, and you should consult with your advisers for guidance as to their application.
Medicare Hospital Insurance Tax
A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the Contract as annuity payments pursuant to a settlement option prior to the death of the Insured, or (2) the proceeds of any sale or disposition of the Contract. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of full and partial surrenders made under a Contract unless the Contract Owner notifies us in writing, and such Notice is received at the Service Center at or before the time of the full or partial surrender, that he or she elects not to have any amounts withheld. This election out of withholding is not permitted in certain circumstances. Regardless of whether the Contract Owner requests that no taxes be withheld or whether we withhold a sufficient amount of taxes, the Contract Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Contract Owner may also be required to pay penalties under the estimated tax rules if the Contract Owner’s withholding and estimated tax payments are insufficient to satisfy the Contract Owner’s tax liability.
Nonresident Aliens and Other Foreign Persons
The discussion above provides general information regarding U.S. federal withholding tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers or Beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions (including taxable Death Benefit Proceeds) from life insurance policies at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents and other foreign persons should consult with a tax advisor regarding federal tax withholding with respect to distributions from a Contract.
FATCA Withholding
If the payee of a distribution (including the Death Benefit) from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the nature of the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Additional Benefits
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We offer Additional Benefits that you can add to your Contract at the time the Contract is issued. Certain of these riders are subject to age and underwriting requirements and may be added or cancelled at any time. We generally deduct any monthly costs for these
Additional Benefits from Accumulated Value as part of the monthly deduction. (See Fee Table for more information regarding rider expenses.) Your financial professional can help you determine whether certain Additional Benefits are appropriate for you. We describe

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Additional Benefits
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any Additional Benefits included with your Contract more fully in your Contract. Accordingly, the following summaries do not include all the terms, limitations and conditions.
Disability Waiver of Monthly Deductions
Waiver of monthly deductions provides that, in the event of the Insured’s qualifying disability before age 60, we will waive your cost of insurance and other monthly deductions until the earlier of the Insured’s age 121 or recovery from total disability. Having this optional rider guarantees that the Contract and Additional Benefits will continue while the Insured is disabled. If the Insured’s qualifying disability begins at or after age 60 but before age 65, the Benefit Period ends on the earlier of 1) The date Total Disability ends; and 2) Age 70. The charge for this rider is a percentage based on Attained Age multiplied by the amount of each monthly deduction
Guaranteed Increase Option
Purchasing this option allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities. The charge is a per-thousand rate multiplied by the size of the guaranteed increase amount. A new No-Lapse Guarantee Premium will be determined for any No Lapse Guarantee in effect on the date of increase.
Accelerated Death Benefit for Terminal Illness Rider
This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states. The rider is designed to provide an income-tax free benefit under IRC section 101(g). In rare circumstances, tax consequences may result. See Federal Tax Matters. The fee to exercise this benefit is up to $150.

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Distribution of the Contracts
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For financial professionals who are registered representatives of Thrivent Investment Management Inc., the following applies:
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial professional in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent.
Our financial professionals predominately sell insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent instead of a contract issued by another company. Sales of Thrivent insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, your financial professional may be paid differently depending on the product or service he or she recommends. As a result, your financial professional in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial professionals are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, or other economic benefits. In addition to the commissions or other compensation paid when you purchase or invest in a product or account, your financial professional may also be paid additional compensation based on factors including the total volume of product sales, length of time that you continue to pay premiums or keep assets invested in the products sold, and the profitability of the products.
Compensation consists of commissions, bonuses and promotional incentives. Commissions pay at a first-year commission rate of 0% to 94% of commissionable premiums paid into the Contract. Your financial professional also receives a premium based trail compensation ranging from 0% to 7% annually.
Your financial professional may receive asset-based compensation in the amount of 0.0% to 0.3% of the Accumulated Value, if eligible. If you elect a settlement option, we pay commissions to the financial professional ranging from 0.25% to 0.99% of the premium applied to the settlement option, if eligible.
Financial professionals are eligible to be paid back a portion of what they spent on marketing their financial services to the public.
For financial professionals who are registered representatives of Selling Firms, the following applies:
We and the principal underwriter of the Contracts have entered, and may enter, into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). The financial professional in a transaction through a Selling Firm is a registered representative of the Selling Firm, and an appointed insurance producer of Thrivent Financial. The following paragraphs describe how payments are made by us to unaffiliated Selling Firms.
The terms of any agreement governing compensation may vary among Selling Firms. The prospect of receiving, or the receipt of, compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the Contracts over other variable contracts (or other investments) with respect to which the Selling Firms do not receive compensation or receive lower compensation. You should take such

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Distribution of the Contracts
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payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
The maximum commission we pay to Selling Firms is 100% of first year commissionable premiums, plus up to .10% of a Contract’s Accumulated Value annually and up to 3% of paid premiums.
The registered representative typically receives a portion of the compensation we pay to the Selling Firm, based on the agreement between the Selling Firm and its registered representative. You may ask registered representatives how they will be personally compensated. The compensation described above is not charged directly to you or your Contract.
The compensation is paid from our resources, which include fees and charges imposed on your Contract.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
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The financial statements of Thrivent and the Variable Account are contained in the Statement of Additional Information.
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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Applications:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Additional Premiums (variable products):
Thrivent
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, Withdrawals or Other Requests:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions, please contact 1-800-847-4836.
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Definitions
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Account Ratio: The Account Ratio is used to allocate monthly deductions, partial surrenders, transfers and contract loans among Subaccounts and Fixed Accounts. The Account Ratio for any Subaccount or Fixed Accounts is the ratio of the Accumulated Value in that Subaccount or Fixed Accounts to the Accumulated Value of the Contract less any Debt.
Accumulated Value: The total value of the Contract. Accumulated Value equals the sum of the Subaccounts, the Fixed Accounts, and the Loan Account.
Accumulation Unit: A unit of measure used to calculate the Accumulated Value in each Subaccount of the Variable Account.
Accumulation Unit Value: On any Valuation Date, the value of the Accumulation Unit of each Subaccount of the Variable Account.
Additional Benefits: Benefits provided by riders, if any, included as part of the Contract.
Applicant Controller: If Issue Age is less than 16, an Applicant Controller may apply for the Contract and exercise ownership rights on behalf of the Insured until control is transferred to the Insured.
Application: The application(s) and all amendments and supplements to the application used to apply for this Contract. This includes applications for reinstatement and applications made for changes to the Contract.
Attained Age: Attained Age on any day is the Insured’s age on the Contract Anniversary on or immediately prior to that day.
Automatic Asset Rebalancing: An elective feature of the Contract that provides an automatic rebalancing of Accumulated Values of Subaccounts in accordance with rebalancing percentages that you elect.
Beneficiary: The person(s) named by the Contract Owner to receive the Death Proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value: The Accumulated Value of the Contract less any applicable Decrease Charges; outstanding Debt; and any unpaid monthly deductions.
Commuted Value: The present value of any remaining future payments for the rest of a guaranteed payment period.
Contract: The flexible premium variable adjustable life insurance contract (Thrivent Financial Accumulation Variable Universal Life) offered by us (Thrivent) and described in this prospectus. The entire Contract consists of the Contract, any Additional Benefits, amendments, endorsements, Application and our Articles of Incorporation and Bylaws.
Contract Anniversary: The same month and day of each year after issue as in the Date of Issue.
Contract Date: The latest of the (1) Date of Issue; (2) the date we receive in Good Order the first premium payment at our Service Center; or (3) the date we approve this Contract to be issued.
Contract Year: The 12-month period following the Date of Issue or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Date of Issue.
Date of Issue: The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.
DCA Fixed Account: This account is established when you set up the Dollar Cost Averaging plan. Net Premiums are directed to this account for subsequent monthly transfers into Subaccounts according to your allocation instructions. The amount in the DCA Fixed Account is credited with an interest rate that is determined when the payment is allocated to the DCA Fixed Account. The interest rate is effective for 12 months from the date of allocation. The DCA Fixed Account is part of our General Account and is not a Subaccount. The DCA Fixed Account is included as part of the Accumulated Value of your Contract.

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Definitions
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Death Benefit: The amount of benefit that provides the basis for the Death Proceeds calculation. The Death Benefit on any day depends upon the Death Benefit Option in effect on that day.
Death Benefit Option: Either of the two methods used to determine the Death Benefit. The option is selected in the Application and may be changed any time prior to Attained Age 121.
Death Proceeds: The amount paid upon the death of the Insured. The amount is paid to a Beneficiary designated by the Contract Owner.
Debt: All unpaid Contract loans plus accrued interest.
Decrease Charge: A Decrease Charge compensates us for expenses associated with underwriting, issuing and distributing the Contract. The charge applies to decreases in the Face Amount or partial surrenders that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount on the increased amount). We deduct the amount of the Decrease Charge at the time of the reduction in Face Amount or surrender.
Dollar Cost Averaging: An elective program that systematically moves dollars from either the DCA Fixed Account or the Money Market Subaccount.
Face Amount: The amount of life insurance provided by the Contract exclusive of any Additional Benefits. The Face Amount on the Date of Issue is the Initial Face Amount shown on page 3. Increases or decreases in Face Amount will be shown on supplemental Contract schedule pages that we will send to you.
Fixed Account: An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount.
Fixed Accounts: Amounts held in the Fixed Account and DCA Fixed Account.
Free Look Period: The period of time during which you have the right to examine and cancel your Contract and receive, in most states, a refund equal to the Contract’s Accumulated Value plus any Percent of Premium Charge and any monthly deduction made.
Fund: Thrivent Series Fund, Inc., the mutual fund described in the summary prospectuses included with this prospectus consisting of several Portfolios that underlie Subaccounts of the Variable Account.
General Account: The General Account includes all assets we own that are not in the Variable Account or any other separate account of the Society. The Loan Account, reserves for the Fixed Accounts, and reserves for the No-Lapse Guarantee are maintained in the General Account.
Good Order: Any request that is submitted with any and all required forms, information, authorization, and funds, received at our Service Center in Appleton, Wisconsin.
Insured: The person on whose life the Contract is issued.
Internal Revenue Code: The Internal Revenue Code of 1986, as amended.
Issue Age: The Insured’s age on the Date of Issue.
Loan Account: When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan less accumulated value transferred from the Loan Account to a Subaccount and the Fixed Accounts as a result of repayment of Debt plus the amount by which the accrued interest charged exceeds the amount of interest credited.
MEC Contract Year: The 12-month period following the Date of Issue or a Contract Anniversary unless there has been a material change under IRC Section 7702A. A material change of the Contract (as defined in the tax

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Definitions
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law) results in a MEC Contract Year based upon the date of the material change. If there has been more than one material change, the most recent material change will determine the current MEC Contract Year.
Monthly Anniversary: The date each month on which we deduct charges from Accumulated Value. These monthly deductions occur once each month on the Valuation Date, on or next following the day of the month which corresponds to the day of the month that we issued the Contract.
Net Premium: The amount of each premium that is applied to the Subaccounts of the Variable Account or to the Fixed Accounts. The Net Premium is equal to the premium paid less the Percent of Premium Charge. The Percent of Premium Charge may not be deducted in certain situations.
No-Lapse Guarantee: A Contract provision that guarantees that insurance coverage will not lapse in the event your Cash Surrender Value is not adequate to cover the current monthly deductions. You must meet the premium requirements of a No-Lapse Guarantee for the Contract to remain in force in the event your Cash Surrender Value is not adequate.
No-Lapse Guarantee Premium: The minimum monthly premium required to keep the No-Lapse Guarantee in effect. Different combinations of age, sex, risk class, Face Amount, Death Benefit Option and additional benefits will result in different No-Lapse Guarantee Premiums.
Notice: A request signed by the Contract Owner, received in Good Order by us at our Service Center and satisfactory in form and content to us.
Owner: A person or entity who owns the Contract.
Percent of Premium Charge: 5% of each premium.
Portfolio: A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Selling Firm: Broker-dealers who have entered into selling agreements with Thrivent.
Service Center: Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate in writing. Telephone: (800) 847-4836. E-mail: mail@thrivent.com.
Subaccount: A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Table of Death Benefit Factors: The table found in the schedule pages of the Contract and used to calculate the minimum Death Benefit.
Thrivent: Thrivent Financial for Lutherans, a fraternal benefit society organized under the laws of the State of Wisconsin, owned by and operated for its members. Thrivent is the issuer of the Contract.
Thrivent Investment Management Inc.: An indirect subsidiary of Thrivent and a registered broker-dealer and investment adviser. It serves as principal underwriter of the Contract.
Valuation Day: Any day that the New York Stock Exchange is open for trading. Accumulation Unit Values are determined as of the close of trading on each Valuation Day.
Valuation Period: The period of time from the determination of Accumulation Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.
Variable Account: Thrivent Variable Life Account I, a segregated asset account that is separate from our General Account.
we, our, us, Society: Thrivent.
you, your, yours: The Owner(s) of the Contract.

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Obtaining Additional Information
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To learn more about the Contract, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI is provided below for your reference.
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
Depositor
Registrant
SERVICES
Service Agreements and Other Service Providers
PREMIUMS
Administrative Procedures
Automatic Premium Loans
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
Surrender and Withdrawal
Material Contracts Relating to the Registrant
PRINCIPAL UNDERWRITER
Identification
Offering and Commissions
ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
Special Purchase Plans
Underwriting Procedures
Increases in Face Amount
LAPSE AND REINSTATEMENT
LOANS
STANDARD AND POOR’S DISCLAIMER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The prospectus and the SAI are available upon request. You can get these documents and all other documents required to be filed with the SEC free by the following means:
Notice:
Thrivent
Service Center
4321 North Ballard Road
Appleton, WI 54919-0001
Online:
thrivent.com
E-Mail Address:
mail@thrivent.com
Toll-Free Telephone Number:
(800) 847-4836
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Obtaining Additional Information
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We will furnish upon request a copy of personalized illustrations of your Contract’s Death Benefits, Cash Surrender Values, and Accumulated Values.
Reports and other information about Thrivent Variable Life Account I are available on the Commission’s Internet site at http://www.sec.gov.
Thrivent Variable Life Account I
1933 Act Registration No. 333-233397
1940 Act Registration No. 811-08289
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THRIVENT VARIABLE LIFE ACCOUNT I
Statement of Additional Information
Dated September 15, 2020
Flexible Premium Variable Adjustable Life Insurance Contract
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (SAI) contains additional information about the Thrivent Accumulation Variable Universal Life Contract, a flexible premium variable adjustable life insurance contract (Contract) offered by Thrivent Financial for Lutherans (“Thrivent”) to persons eligible for membership in Thrivent. This SAI is not a prospectus and should be read together with the prospectus for the contract dated September 15, 2020. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus that is incorporated by reference. A copy of the prospectus may be obtained at no charge by writing Thrivent (attention: Thrivent Service Center) at 4321 North Ballard Road, Appleton, WI 54919, by calling (800) 847-4836, or at www.thrivent.com.
1

GENERAL INFORMATION AND HISTORY
Depositor
Thrivent, a fraternal benefit society owned by and operated for its members, was organized in 1902 under the laws of the State of Wisconsin. Thrivent is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent began operating by its current name on or about May 21, 2002.
Registrant
THRIVENT VARIABLE LIFE ACCOUNT I (the “Variable Account”) is a separate account of ours, which was established on May 8, 1997 and the first investment was made on March 31, 1998. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PREMIUMS
Administrative Procedures
If mandated under applicable law, we may be required to reject an initial premium.
Sometimes we are not able to accept premiums. We reserve the following rights to ensure compliance with provisions in the Internal Revenue Code to retain the tax deferral quality, or exclusion of increases in cash value and death benefits from gross income:
(1)	to accept certain premiums;
(2)	to refund premiums;
(3)	to refund the earnings on premiums;
(4)	to refund any necessary accumulated value; and
(5)	to increase death benefit.
Automatic Premium Loans
The Contract does not provide for automatic premium loans.
2

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
We offer Additional Benefits that you can add to your Contract. Certain of these riders are subject to age and underwriting requirements and may be added, if available, or cancelled at any time. The prospectus provides a detailed discussion regarding Additional Benefits.
Surrender and Withdrawal
The prospectus provides a detailed discussion regarding Surrenders and withdrawals (referred to as Partial Surrenders and Loans in the Contract).
Material Contracts Relating to the Registrant
There are no material contracts relating to the operation or administration of the Variable Account not already disclosed.
PRINCIPAL UNDERWRITER
Identification
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 is an indirect subsidiary of Thrivent and a registered broker-dealer. Thrivent Investment Management Inc. is a corporation organized under Delaware law in 1986 and it serves as the principal underwriter of the Contracts. Contracts are distributed by financial representatives of Thrivent Investment Management Inc. Thrivent Investment Management Inc. is a member of the Financial Industry Regulatory Authority (FINRA), and is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934. It also serves as the principal underwriter of other variable accounts established by Thrivent. Thrivent Investment Management Inc.’s fiscal year operates on a calendar year basis.
Offering and Commissions
Offerings of units issued under the terms of the Contracts are continuous.
Thrivent Investment Management Inc. may execute selling agreements with other broker-dealer firms to sell the Contracts. In addition, we may retain other firms to serve as principal underwriters of the Contracts. We offer the Contracts in all states and the District of Columbia where authorized to do so.
The prospectus provides a detailed discussion regarding the determination of commissions and other compensation paid to financial representatives.
Thrivent paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2017	2018	2019
$0	$0	$0
3

ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
We charge a sales load, referred to as “Percent of Premium Charge” in the Contract, of 5% on each premium.
Special Purchase Plans
We currently do not have any programs such as group discounts that would result in a variation in, or elimination of, any applicable charges. In some situations, certain charges may be waived.
Underwriting Procedures
We require proof of insurability, which may include a medical examination. We offer people who do not use nicotine products the most favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Increases in Face Amount
Subject to our underwriting guidelines and policies, the Contract Owner has the right to increase the Face Amount at any time before the Insured’s last day for increases shown on page 3A of your Contract. Increases in Face Amount will result in additional charges to cover the increased amount at risk. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue.
A new set of Decrease Charges will also apply to each increase in the Face Amount. The Decrease Charge applies to decreases in Face Amount during the first 10 years following an increase in Face Amount. The Decrease Charge remains level during the first five years following an increase in Face Amount, and then decreases each Contract Year to zero after the 10th year following an increase in Face Amount. Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, then as needed from the original Face Amount.
LAPSE AND REINSTATEMENT
The prospectus provides a detailed discussion regarding lapse and reinstatement provisions of the Contract.
LOANS
The prospectus provides a detailed discussion regarding loans.
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow
4

Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT, OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
MSCI DISCLAIMER
MSCI, Inc. (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of each of the subaccounts of Thrivent Variable Life Account I as of December 31, 2019 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
6

Report of Independent Auditors
To the Board of Directors of Thrivent Financial for Lutherans
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans, which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, surplus and of cash flow for each of the three years in the period ended December 31, 2019.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 12 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Report of Independent Auditors, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
Emphasis of Matter
As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Thrivent Life Insurance Company into the Company on July 1, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 13, 2020

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2019 and 2018
(in millions)
	2019	2018
Admitted Assets
Bonds	$46,538	$45,530
Stocks	2,535	2,223
Mortgage loans	9,506	8,999
Real estate	143	65
Cash, cash equivalents and short-term investments	2,054	1,471
Contract loans	1,164	1,173
Receivables for securities	110	85
Limited partnerships	4,621	3,844
Other invested assets	426	203
Total cash and invested assets	67,097	63,593
Accrued investment income	460	455
Due premiums and considerations	119	119
Other assets	63	54
Assets held in separate accounts	34,482	29,850
Total Admitted Assets	$102,221	$94,071
Liabilities
Aggregate reserves for life, annuity and health contracts	$49,028	$48,051
Deposit liabilities	3,922	3,691
Contract claims	400	349
Dividends due in following calendar year	330	326
Interest maintenance reserve	503	476
Asset valuation reserve	1,836	1,387
Transfers due from separate accounts, net	(515)	(488)
Payable for securities	843	376
Securities lending obligation	479	251
Other liabilities	922	712
Liabilities related to separate accounts	34,408	29,810
Total Liabilities	$92,156	$84,941
Surplus
Unassigned funds	$10,043	$9,088
Other surplus	22	42
Total Surplus	$10,065	$9,130
Total Liabilities and Surplus	$102,221	$94,071
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Revenues
Premiums	$4,967	$5,117	$5,151
Considerations for supplementary contracts with life contingencies	170	140	118
Net investment income	3,050	2,798	2,794
Separate account fees	706	705	672
Amortization of interest maintenance reserve	105	163	131
Other revenues	35	40	47
Total Revenues	$9,033	$8,963	$8,913
Benefits and Expenses
Death benefits	$1,123	$1,110	$1,035
Surrender benefits	3,263	2,841	2,466
Change in reserves	975	769	1,515
Other benefits	1,931	1,757	1,606
Total benefits	7,292	6,477	6,622
Commissions	264	273	272
General insurance expenses	764	741	690
Fraternal benefits and expenses	200	200	180
Transfers to separate accounts, net	(782)	(116)	375
Total expenses and net transfers	446	1,098	1,517
Total Benefits and Expenses	$7,738	$7,575	$8,139
Gain from Operations before Dividends and Capital Gains and Losses	$1,295	$1,388	$774
Dividends	329	324	319
Other	—	—	4
Gain from Operations before Capital Gains and Losses	$966	$1,064	$451
Realized capital gains (losses), net	24	146	75
Net Income	$990	$1,210	$526
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Surplus, Beginning of Year	$9,130	$8,269	$7,726
Net income	990	1,210	526
Change in unrealized investment gains and losses	423	(261)	85
Change in non-admitted assets	(20)	7	(9)
Change in asset valuation reserve	(449)	(150)	(119)
Change in surplus of separate account	33	(3)	(3)
Reserve adjustment	—	—	84
Corporate home office building sale	(19)	41	—
Pension liability adjustment	(19)	18	(11)
Other	(4)	—	(10)
Surplus, End of Year	$10,065	$9,130	$8,269
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2019, 2018 and 2017
(in millions)
	2019	2018	2017
Cash from Operations
Premiums	$5,133	$5,258	$5,270
Net investment income	2,526	2,450	2,401
Other revenues	741	745	718
	8,400	8,453	8,389
Benefit and loss-related payments	(6,149)	(5,600)	(4,941)
Transfers to/from separate account, net	756	213	(390)
Commissions and expenses	(1,172)	(1,215)	(1,127)
Dividends	(324)	(319)	(316)
Other	4	(5)	—
Net Cash from Operations	$1,515	$1,527	$1,615
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	$10,721	$7,648	$8,226
Stocks	1,427	1,276	1,027
Mortgage loans	822	775	823
Other	1,543	820	834
	14,513	10,519	10,910
Cost of investments acquired or originated:
Bonds	(11,201)	(7,862)	(9,408)
Stocks	(1,323)	(1,648)	(1,189)
Mortgage loans	(1,329)	(1,575)	(1,253)
Other	(1,494)	(1,033)	(764)
	(15,347)	(12,118)	(12,614)
Transactions under mortgage dollar roll program, net	(468)	167	(204)
Change in net amounts due to/from broker	(25)	(224)	201
Change in collateral held for securities lending	228	(122)	(158)
Change in contract loans	8	3	4
Net Cash from Investments	$(1,091)	$(1,775)	$(1,861)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	$115	$23	$42
Other	44	78	(7)
Net Cash from Financing and Miscellaneous Sources	$159	$101	$35
Net Change in Cash, Cash Equivalents and Short-Term Investments	$583	$(147)	$(211)
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	$1,471	$1,618	$1,829
Cash, Cash Equivalents and Short-Term Investments, End of Year	$2,054	$1,471	$1,618
Supplemental Information:
Non-cash investing activities not included above
Mortgage Loans	$114	$91	$145
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2019, 2018, and 2017
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent”) is a fraternal benefit society that provides life insurance, retirement products, disability income, long-term care insurance, and Medicare supplement insurance to members. Thrivent is licensed to conduct business throughout the United States and distributes products to members primarily through a network of career financial representatives. Thrivent’s members are offered additional financial products and services, such as investment funds and trust services, through subsidiaries and affiliates.
Statutory Merger
On July 1, 2019, the dissolution of Thrivent’s wholly-owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), was completed. All shares of Thrivent Life were cancelled on the date of dissolution. All of Thrivent Life’s assets and obligations were absorbed by Thrivent. This transaction was accounted for as a statutory merger and all prior periods have been restated to incorporate the assets, liabilities and operations of Thrivent Life into Thrivent. Thrivent Life’s assets, liabilities, revenue and net income are deemed immaterial to the combined financial results of Thrivent. Taxes related to the dissolution are disclosed in the Income Taxes section.
Pre-merger separate company assets, liabilities, surplus, revenue and net income for Thrivent and Thrivent Life are shown in the table below (in millions).
	December 31, 2018			December 31, 2017
	Thrivent	Thrivent Life	Restated	Thrivent	Thrivent Life	Restated
Assets*	$90,509	$3,721	$94,071	$90,969	$3,841	$94,654
Liabilities*	81,379	3,562	84,941	82,700	3,685	86,385
Surplus*	9,130	159	9,130	8,269	156	8,269
Revenue	8,712	251	8,963	8,668	245	8,913
Net Income	1,206	4	1,210	517	9	526
*	Thrivent’s reported assets, liabilities and surplus above previously reflected Thrivent Life’s assets, liabilities and surplus as admitted assets consistent with Statement of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs).
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates relate to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent uses a mortgage dollar roll program to enhance the yield on the mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent had $721 million and $252 million in the mortgage dollar roll program as of December 31, 2019 and 2018, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at fair value. Common stocks of unconsolidated subsidiaries and affiliates are carried at the stock’s prescribed equity basis. Investments in affiliated mutual funds are carried at net asset value (“NAV”).
Mortgage Loans:  Mortgage loans are generally carried at unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real Estate:  Home office real estate is valued at original cost, plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful life of the properties. Real estate expected to be disposed is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, Cash equivalents and Short-term Investments:  Cash and cash equivalents include demand deposits, highly liquid investments purchased with an original maturity of three months or less and investments in money market mutual funds. Demand deposits and highly liquid investments are carried at amortized cost while investments in money market mutual funds are carried at fair value. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are commercial paper and agency notes, which are carried at amortized cost.
Contract Loans:  Contract loans are generally carried at the loans’ aggregate unpaid balances. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited Partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Other Invested Assets:  Other invested assets include derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities Lending:  Securities loaned under Thrivent’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and corresponding collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent requires a minimum level of collateral to be held for loaned securities.
Offsetting Assets and Liabilities:  Thrivent presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized Investment Gains and Losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, affiliated mutual funds, and other invested assets are reported as a direct increase or decrease to surplus.
Realized Capital Gains and Losses:  Realized capital gains and losses on sales of investments are determined using the specific identification method for bonds and average cost method for stocks.
Thrivent’s security portfolios are periodically reviewed, and those securities are evaluated where the current fair value is less than amortized cost for indicators that show the decline in value is other-than-temporary. The review includes an evaluation of each security issuer’s creditworthiness, such as the ability to generate operating cash flow while remaining current on all debt obligations, and any changes in credit ratings from third party agencies. Other factors include, the severity and duration of the impairment, Thrivent’s ability to collect all amounts due according to the contractual terms of the debt security, and Thrivent’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities in an unrealized loss position which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down, primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to maturity are transferred to the interest maintenance reserve.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Interest Maintenance Reserve:  Thrivent is required by the NAIC to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer certain realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair Value of Financial Instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on the evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, for which the contractholder, rather than Thrivent, bears the investment risk. Fees charged on separate account contractholder account value, include mortality and expense charges, rider fees, and advisor fees and are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed to the contractholder; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the Aggregate Reserves for Life, Annuity and Health Contracts section.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating.
Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guidelines 43 and VM-21, including assumptions for guaranteed minimum death benefits and living benefits.
Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. In addition, for long-term care and disability income products, a premium deficiency reserve is held to the extent future premiums and current reserves are less than the value of future expected claim payments and expenses.

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Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
During 2017, Thrivent Financial recorded an adjustment to its reserves for life contracts totaling $84 million. The adjustment corrected an overstatement of the reserve connected with waivers on the Term Life products.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.
Asset Valuation Reserve
Thrivent is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is a general provision for future potential losses in the value of investments, unrelated to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums and Considerations
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life, annuity premiums and considerations of supplemental contracts with life contingencies are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities and expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent’s fraternal branch system. Thrivent conducts fraternal activities primarily through a lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts receive dividends. Dividends are not currently being paid on most health insurance and annuity contracts. Dividend scales are approved annually by Thrivent’s Board of Directors.

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Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Income Taxes
Thrivent, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent is generally exempt from taxation; therefore, no provision for income taxes has been recorded. Income tax expense (benefit) of less than $1 million, ($1) million, and $3 million are related to the operations of Thrivent Life prior to dissolution and are included in the Statement of Operations for the year ended December 31, 2019, 2018 and 2017, respectively. As part of the dissolution, Thrivent Life’s deferred tax asset and related non-admitted assets were released and reduced surplus by $4 million.
New Accounting Guidance
In 2019, Thrivent adopted changes to SSAP No. 51R (Life Contracts), SSAP No. 52 (Deposit-Type Contracts) and SSAP No. 61R (Life, Deposit-Type and Accident and Health Reinsurance), which expands the variable annuity disclosures and adds life liquidity disclosures in Note 3. The new guidance is applied prospectively and did not have a material impact to Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No. 92 (Postretirement Plans Other Than Pensions) and SSAP No. 102 (Pensions) to improve the effectiveness of disclosures related to benefit plans in Note 9. The new guidance is applied retrospectively and did not have a material impact on Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No. 103R (Transfers and Servicing of Financial Assets and Extinguishments of Liabilities), which reduces the disclosure requirements related to repurchase and reverse repurchase transactions. This clarifies that only wash sales that cross a reporting period are to be included in Note 2. In 2018, Thrivent adopted changes to SSAP No. 103R, which clarified that wash sales were to be included for the period in which the securities were sold. The new guidance is applied prospectively and did not have a material impact to Thrivent’s financial statements.
In 2019, Thrivent adopted changes to SSAP No.43R (Loan-Backed and Structured Securities) which removed disclosures on structured notes in Note 2.
Subsequent Events
Thrivent evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 13, 2020, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent’s investment in bonds are summarized below (in millions):
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2019
U.S. government and agency securities	$2,235	$114	$2	$2,347
U.S. state and political subdivision securities	104	46	—	150
Securities issued by foreign governments	99	5	—	104
Corporate debt securities	34,041	3,195	66	37,170
Residential mortgage-backed securities	7,218	118	14	7,322
Commercial mortgage-backed securities	2,217	71	2	2,286
Collateralized debt obligations	3	11	—	14
Other debt obligations	489	12	2	499
Affiliated Bonds	132	1	—	133
Total bonds	$46,538	$3,573	$86	$50,025
December 31, 2018
U.S. government and agency securities	$1,704	$41	$14	$1,731
U.S. state and political subdivision securities	105	34	—	139
Securities issued by foreign governments	113	3	1	115
Corporate debt securities	33,543	1,004	967	33,580
Residential mortgage-backed securities	7,365	28	158	7,235
Commercial mortgage-backed securities	2,187	8	43	2,152
Collateralized debt obligations	3	11	—	14
Other debt obligations	486	2	9	479
Affiliated Bonds	24	—	—	24
Total bonds	$45,530	$1,131	$1,192	$45,469
The admitted value of corporate debt securities issued in foreign currencies was $584 million and
$546 million as of December 31, 2019 and 2018, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	Admitted Value	Fair Value
December 31, 2019
Due in 1 year or less	$3,169	$3,383
Due after 1 year through 5 years	10,463	10,848
Due after 5 years through 10 years	14,528	15,401
Due after 10 years through 20 years	7,217	8,383
Due after 20 years	12,963	13,995
Total	$48,340	$52,010
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions).
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2019
U.S. government and agency securities	4	$223	$1	1	$9	$—
Securities issued by foreign governments	1	12	—	—	—	—
Corporate debt securities	127	1,124	37	70	601	29
Residential mortgage-backed securities	41	979	5	43	609	9
Commercial mortgage-backed securities	18	246	2	13	93	1
Collateralized debt obligations	—	—	—	—	—	—
Other debt obligations	20	79	1	12	26	1
Total bonds	211	$2,663	$46	139	$1,338	$40
December 31, 2018
U.S. government and agency securities	23	$565	$7	16	$246	$7
Securities issued by foreign governments	4	6	—	2	24	1
Corporate debt securities	2,693	16,708	748	526	2,802	219
Residential mortgage-backed securities	140	3,223	66	125	2,267	92
Commercial mortgage-backed securities	100	989	18	65	553	26
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	75	253	6	34	125	2
Total bonds	3,035	$21,744	$845	770	$6,017	$347
Based on Thrivent’s current evaluation in accordance with Thrivent’s impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature and Thrivent has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value.

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2. Investments, continued
Stocks
The cost and fair value of Thrivent’s investment in stocks as of December 31 are presented below (in millions).
	2019	2018
Unaffiliated Preferred Stocks:
Cost/statement value	$318	$207
Gross unrealized gains(1)	34	8
Gross unrealized losses(1)	(1)	(7)
Fair value(1)	$351	$208
Unaffiliated Common Stocks:
Cost	$1,389	$1,372
Gross unrealized gains	370	177
Gross unrealized losses	(22)	(105)
Fair value/statement value	$1,737	$1,444
Affiliated Common Stocks:
Cost	$90	$134
Gross unrealized gains	64	79
Gross unrealized losses	(3)	(33)
Fair value/statement value	$151	$180
Affiliated Mutual Funds:
Cost	$308	$426
Gross unrealized gains	21	3
Gross unrealized losses	—	(37)
Fair value/statement value	$329	$392
Total statement value	$2,535	$2,223
1.	2018 amounts have been corrected. Gross unrealized gains were reduced by $111 million and gross unrealized losses were increased by $2 million.
Mortgage Loans
Thrivent invests in mortgage loans that principally involve commercial real estate consisting of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2019 and 2018 was $10 billion and $9 billion, respectively. There was no allowance for credit losses as of December 31, 2019 or 2018.
Thrivent requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The carrying values of mortgage loans by credit quality as of December 31 are presented below where restructured loans, in good standing, represent loans with reduced principal or interest rates below market (dollars in millions):
	2019	2018
In good standing	$9,486	$8,975
Restructured loans, in good standing	20	23
Delinquent	—	1
In process of foreclosure	—	—
Total mortgage loans	$9,506	$8,999

	2019	2018
Loans with Interest Rates Reduced During the Year:
Weighted average interest rate reduction	0.8%	0.6%
Total principal	$36	$9
Number of loans	34	16

Interest Rates for Loans Issued During the Year:
Maximum	6.0%	5.9%
Minimum	2.9%	2.7%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	74%	80%
The age analysis of mortgage loans as of December 31 are presented below (in millions):
	2019	2018
Current	$9,501	$8,995
30 – 59 days past due	5	2
60 – 89 days past due	—	1
90 – 179 days past due	—	—
180+ days past due	—	1
Total mortgage loans	$9,506	$8,999
180+ Days Past Due and Accruing Interest:
Investment	$—	$1
Interest accrued	—	—
90 -179 Days Past Due and Accruing Interest:
Investment	$—	$—
Interest accrued	—	—

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The distribution of Thrivent’s mortgage loans among various geographic regions of the United States as of December 31 are presented below:
	2019	2018
Geographic Region:
Pacific	29%	27%
South Atlantic	19	19
East North Central	8	9
West North Central	13	14
Mountain	10	11
Mid-Atlantic	8	8
West South Central	8	7
Other	5	5
Total	100%	100%
The distribution of Thrivent’s mortgage loans among various property types as of December 31 are presented below:
	2019	2018
Property Type:
Industrial	23%	25%
Retail	22	23
Office	17	17
Church	10	10
Apartments	20	17
Other	8	8
Total	100%	100%
Impaired loans
A loan is determined to be impaired when considered probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. At December 31, 2019, Thrivent held impaired loans with a carrying value of $9 million and an unpaid principal balance of $9 million for which there was no related allowance for credit losses recorded. At December 31, 2018, Thrivent held impaired loans with a carrying value of $9 million and an unpaid principal balance of $11 million for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring was less than $1 million for all three years ended December 31, 2019, 2018 and 2017. The average recorded

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
investment in impaired mortgage loans was $4 million held on December 31, 2019 and 2018. Interest income recognized on impaired mortgage loans was less than $1 million for all three years ended December 31, 2019, 2018 and 2017.
In certain circumstances, Thrivent may modify the terms of a loan to maximize the collection of amounts due. During the years ended December 31, 2019 and 2018, Thrivent modified no loans under these circumstances.
As of both December 31, 2019 and 2018, Thrivent held 2 mortgage loans totaling $9 million, where loan modifications had occurred. During the years ended December 31, 2019 and 2018, there were no modified mortgage loans with a payment default.
During the years ended December 31, 2019, no mortgage loan that was derecognized as a result of foreclosure. In 2018, there was one mortgage loan that was derecognized as a result of foreclosure in the amount of $2 million.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2019	2018
Home office properties	$226	$143
Held-for-sale	6	6
Total before accumulated depreciation	232	149
Accumulated depreciation	(89)	(84)
Total real estate	$143	$65
In August 2018, Thrivent sold a corporate home office property for a cash payment of $55 million. In conjunction with the sale, Thrivent entered into an agreement with the purchaser to lease the property for a 30-month term lease. A $48 million gain on the sale of the property has been deferred and is reported in other surplus funds and will be recognized over the term of the lease.
Derivative Financial Instruments
Thrivent uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2019
Assets:
Call spread options	$91	$733	$11
Futures	—	461	(90)
Foreign currency swaps	29	390	8
Interest rate swaps	—	—	1
Covered written call options	—	—	—
Total assets	$120	$1,584	$(70)
Liabilities:
Call spread options	$(67)	$765	$(7)
Foreign currency swaps	(10)	202	3
Covered written call options	—	—	2
Total liabilities	$(77)	$967	$(2)
As of and for the year ended December 31, 2018
Assets:
Call spread options	4	$545	$20
Futures	—	990	(9)
Foreign currency swaps	25	258	2
Interest rate swaps	—	—	—
Covered written call options	—	—	2
Total assets	$29	$1,793	$15
Liabilities:
Call spread options	$(2)	$569	$(16)
Foreign currency swaps	(17)	305	6
Covered written call options	—	—	—
Total liabilities	$(19)	$874	$(10)
All gains and losses on derivatives are reflected in realized capital gains and losses in the statutory-basis financial statements except foreign currency swaps which are reflected in net investment income. Notional amounts do not represent amounts exchanged by the parties and therefore are not a measure of Thrivent’s exposure. The amounts exchanged are calculated based on the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Call Spread Options
Thrivent uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that Thrivent owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2019, 2018 and 2017, $8 million, $3 million and $8 million, respectively, was received in call premium.
Futures
Thrivent utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of variable annuity products and to manage foreign equity risk. Cash paid for the futures contracts is recorded in other invested assets. The futures contracts are valued at fair value at each reporting period. The daily change in fair value from the contracts variation margin is recognized in unrealized gains and losses until the contract is closed and/or otherwise expired. Realized gains and losses are recognized when the contract is closed and/or otherwise expired.
Foreign Currency Swaps
Thrivent utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments for foreign denominated bonds. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

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2. Investments, continued
Securities Lending
Elements of the securities lending program as of December 31 are presented below (in millions).
	2019	2018
Loaned Securities:
Carrying value	$467	$261
Fair value	470	245
Cash Collateral Reinvested:
Open	$209	$62
30 days or less	147	88
31 - 60 days	53	25
61 - 90 days	11	9
91 - 120 days	9	5
121 - 180 days	2	11
181 - 365 days	33	10
1 - 2 years	15	33
2 - 3 years	—	1
Greater than 3 years	5	7
Total	$484	$251

Cash collateral liabilities	$479	$251
The maturity dates of the cash collateral liabilities generally match the maturity dates of the invested assets.
Wash Sales
In the normal course of Thrivent’s investment management activities, securities are periodically sold and repurchased within 30 days of the sale date to enhance total return on the investment portfolio. At December 31, 2019, Thrivent sold 81 non-investment grade securities with a book value totaling $19 million where the cost to repurchase within 30 days totaled $24 million. The net gain for securities sold and later repurchased totaled $4 million. During 2018, Thrivent sold 223 non-investment grade securities with a book value totaling $115 million where the cost to repurchase within 30 days totaled $143 million. The net gain for securities sold and later repurchased totaled $31 million.
Reverse Repurchase Agreements
During 2019, Thrivent entered into a tri-party reverse repurchase agreement (“repo”) to purchase and resell short-term securities. The securities are classified as a NAIC 1 designation and the maturity of the securities is 3 months to 1 year with a carrying value and fair value of less than $1 million. Thrivent is not permitted to sell or repledge these securities. The purchased securities are included in cash, cash equivalents and short-term investments in the accompany Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent received cash as collateral, having a fair value at least equal to 102% of the purchase price paid for the securities and Thrivent’s designated custodian takes possession of the collateral. The collateral is not recorded in Thrivent’s financial statements.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
The fair value of the securities for the repo transactions accounted for each reporting period of 2019 are presented below (in millions):
	Maximum	Ending Balance
Bonds:
1st quarter	$—	$—
2nd quarter	20	20
3rd quarter	20	20
4th quarter	109	—
The fair value of the cash collateral under the repo borrowing transactions for each reporting period of 2019 by remaining contractual maturity are presented below (in millions):
	Maximum	Ending Balance
Overnight and Continuous:
1st quarter	$—	$—
2nd quarter	27	27
3rd quarter	27	27
4th quarter	103	—
Pledged and Restricted Assets
Thrivent owns assets which are pledged to others as collateral or are otherwise restricted totaling $530 million and $320 million at December 31, 2019 and 2018, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions, securities lending agreements, and reverse repurchase agreements are less than 1% of total admitted assets. Securities on deposit with state insurance departments were $3 million and $6 million for at December 31, 2019 and 2018, respectively.
Collateral Received
Elements of reinvested collateral received in the securities lending program as of December 31 are presented below (in millions):
	2019	2018
Bonds:
Carrying value	$53	$47
Fair value	53	47
Short-term Investments:
Carrying value	$39	$62
Fair value	39	62
Cash Equivalents:
Carrying value	$392	$134
Fair value	392	134
Common Stocks:
Carrying value	$—	$8
Fair Value	—	8
All collateral received is less than 1% of total admitted assets.

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Net Investment Income
Investment income by type of investment for the years ended December 31 is presented below (in millions):
	2019	2018	2017

Bonds	$1,818	$1,827	$1,825
Preferred stock	15	11	7
Unaffiliated common stocks	29	28	21
Affiliated common stocks	60	24	11
Mortgage loans	433	392	391
Real estate	14	23	24
Contract loans	86	85	81
Cash, cash equivalents and short-term investments	52	33	21
Limited partnerships	584	410	450
Other invested assets	17	22	16
	3,108	2,855	2,848
Investment expenses	(53)	(51)	(48)
Depreciation on real estate	(5)	(6)	(6)
Net investment income	$3,050	$2,798	$2,794
Net investment income includes bonds sold or redeemed with a callable feature. During 2019, there were 118 securities with callable features sold or redeemed totaling $25 million and during 2018, there were 84 securities with callable features sold or redeemed totaling $20 million included in net investment income.
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 is presented below (in millions):
	2019	2018	2017
Net Gains (Losses) on Sales:
Bonds:
Gross gains	$209	$198	$228
Gross losses	(89)	(59)	(42)
Stocks:
Gross gains	174	201	143
Gross losses	(60)	(47)	(31)
Futures	(90)	(9)	(41)
Other	8	17	31
Net gains (losses) on sales	152	301	288

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Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
	2019	2018	2017
Provisions for Losses:
Bonds	(15)	(18)	(10)
Stocks	—	—	—
Other	19	5	—
Total provisions for losses	4	(13)	(10)
Realized capital gains (losses)	156	288	278
Transfers to interest maintenance reserve	(132)	(142)	(205)
Realized capital gains (losses), net	$24	$146	$73
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $10 billion, $7 billion and $7 billion for the years ended December 31, 2019, 2018 and 2017, respectively.
Thrivent recognized other-than-temporary impairments during the year ended December 31, 2019 on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
02660YAX0	$2	$—	$2	$2
16165TAE3	7	—	7	7
40431KAD2	4	—	4	4
45660LST7	3	—	3	3
Total	$16	$—	$16	$16

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Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent, primarily annuities, do not subject Thrivent to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by withdrawal characteristics of individual annuities (dollars in millions):
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2019
Subject to Discretionary Withdrawal:
With market value adjustment	$—	$202	$—	$202		1%
At book value less a surrender charge of 5% or more	1,984	—	—	1,984		4
At fair value	—	—	32,079	32,079		63
Total with market value adjustment or at fair value (total of 1 through 3)	1,984	32,079	34,265		68%
At book value without adjustment	14,888	—	—	14,888		29
Not subject to discretionary withdrawal	1,552	—	48	1,600		3
Total (gross)	18,424	202	32,127	50,753		100
Total (net)	$18,424	$202	$32,127	$50,753		100%
Amount to Move in Subject to Discretionary Withdrawal in the Year After the Statement Date:	$339	$—	$—	$—
December 31, 2018
Subject to Discretionary Withdrawal:
With market value adjustment	$—	$248	$—	$248		1%
At book value less a surrender charge of 5% or more	5,238	—	—	5,238		10
At fair value	—	—	27,768	27,768		56
At book value without adjustment	15,032	—	—	15,032		30
Not subject to discretionary withdrawal	1,553	—	68	1,621		3
Total	$21,823	$248	$27,836	$49,907		100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
The following table summarizes liabilities by withdrawal characteristics of deposit type contracts with no life contingencies (dollars in millions):
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2019
Subject to Discretionary Withdrawal:
At book value less a surrender charge of 5% or more	$3,517	$—	$—	$3,517	89%
Total with market value adjustment or at fair value (total of 1 through 3)	3,517	—	—	3,517	89%
At book value without adjustment	346	—	—	346	9
Not subject to discretionary withdrawal	59	—	26	85	2
Total (gross)	3,922	—	26	3,948	100
Total (net)	$3,922	$—	$26	$3,948	100%
The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics (dollars in millions):
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
December 31, 2019
Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
Universal life	$10,279	$10,268	$10,300	$—	$—	$—
Universal life with secondary guarantees	1,168	1,029	1,248	796	712	732
Other permanent cash value life insurance	—	6,710	12,175	—	—	—
Variable universal life	43	43	55	797	795	807
Miscellaneous reserves	—	—	2	—	—	—
Not Subject to Discretionary Withdrawals or No Cash Values:
Term policies without cash value	XXX	XXX	1,010	XXX	XXX	—
Accidental death benefits	XXX	XXX	16	XXX	XXX	—
Disability death benefits	XXX	XXX	—	XXX	XXX	—
Disability – active lives	XXX	XXX	126	XXX	XXX	—
Disability – disable lives	XXX	XXX	371	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total	$11,490	$18,050	$25,303	$1,593	$1,507	$1,539
Reinsurance ceded	527	544	826	—	—	—
Total	$10,963	$17,506	$24,477	$1,593	$1,507	$1,539

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2019	2018

Aggregate reserves for life, annuity and health contracts	$18,425	$18,132
Deposit liabilities	3,922	3,691
Liabilities related to separate accounts	32,354	28,084
Total	$54,701	$49,907
Thrivent calculates premium deficiency reserves (PDR) on Thrivent’s closed block of long-term care insurance policies. The PDR was $0 and $133 million as of December 31, 2019 and 2018, respectively. During 2018, Thrivent updated the claim incidence, claim termination, disabled life mortality, expense, and net earned rate assumptions used in the determination of the PDR. Additional updates to those same assumptions (plus claim utilization) were made in 2019 as Thrivent moved from an aggregate care model to an initial site-of-care model. These updated assumptions, along with the natural decline in the reserve as new premium sufficient LTC contracts sold replace older premium deficient LTC contracts, were the primary drivers of the $133 million and $434 million decrease in PDR for the years ended December 31, 2019 and 2018, respectively.
Thrivent has insurance in force as of December 31, 2019 and 2018, totaling $18 billion and $17 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin Office of the Commissioner of Insurance. Reserves associated with these policies as of December 31, 2019 and 2018, totaled $59 million and $64 million, respectively.
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2019
Ordinary new business	$12	$7
Ordinary renewal	49	99
Total	$61	$106
December 31, 2018
Ordinary new business	$12	$8
Ordinary renewal	45	99
Total	$57	$107
4. Separate accounts
Thrivent administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent are non-guaranteed, while Thrivent’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. The

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate accounts, continued
following table presents the explicit risk charges paid by separate account contract holders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2019	2018	2017	2016	2015
Risk charge paid	$104	$108	$107	$99	$99
Payments for guaranteed benefits	5	4	4	6	5
The distribution of investments in the separate account assets as of December 31 were as follows:
	2019	2018
Equity funds	63%	61%
Bond funds	26	20
Balanced funds	9	17
Other	2	2
Total separate account assets	100%	100%
The following tables summarize information for the separate accounts (in millions):
	Non-Indexed Guarantee	Non-Guaranteed	Total
December 31, 2019
Reserves:
For accounts with assets at fair value	$202	$33,692	$33,894
By Withdrawal Characteristics:
Subject to Discretionary Withdrawal:
With market value adjustment	$202	$—	$202
At fair value	—	33,618	33,618
Not subject to discretionary withdrawal	—	74	74
Total	$202	$33,692	$33,894
December 31, 2018
Reserves:
For accounts with assets at fair value	$248	$29,072	$29,320
By Withdrawal Characteristics:
Subject to Discretionary Withdrawal:
With market value adjustment	$248	$—	$248
At fair value	—	29,004	29,004
Not subject to discretionary withdrawal	—	68	68
Total	$248	$29,072	$29,320

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate accounts, continued
	2019	2018	2017
Premiums, Considerations and Deposits:
Non-indexed guarantee	$—	$1	$1
Non-guaranteed	1,712	1,774	1,843
Total	$1,712	$1,775	$1,844

	2019	2018	2017
Transfers to separate accounts	$1,709	$1,773	$1,843
Transfers from separate accounts	(2,490)	(1,890)	(1,467)
Other items	(1)	1	(1)
Transfers to separate accounts, net	$(782)	$(116)	$375
5. Claims liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves for life, annuity, and health contracts and contract claims, as presented below (in millions):
	2019	2018

Net balance at January 1
Incurred Related to:	$1,114	$1.089
Current year	546	471
Prior years	(40)	(52)
Total incurred	506	419
Paid Related to:
Current year	122	104
Prior years	295	290
Total paid	417	394
Net balance at December 31	$1,203	$1,114
Thrivent uses estimates for determining the liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining Thrivent’s estimate of ultimate claims experience.
6. Reinsurance
Thrivent participates in reinsurance in order to limit maximum losses and to diversify exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent retains a maximum of $3 million of single and $3 million of joint life coverage for any single mortality risk.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Ceded balances would represent a liability of Thrivent in the event the reinsurers were unable to meet the obligations under the terms of the reinsurance agreements. Reinsurance contracts do not relieve an insurer from the contract’s primary obligation to policyholders.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2019	2018	2017

Direct premiums	$5,073	$5,098	$5,146
Reinsurance ceded	(106)	(117)	(125)
Net premiums	$4,967	$4,981	$5,021
Reinsurance claims recovered	$81	$60	$65
Aggregate reserves and contract claim liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as presented below (in millions):
	2019	2018
Life insurance	$826	$801
Accident-and-health	—	—
Total	$826	$801
The financial condition of Thrivent’s reinsurers and amounts recoverable are periodically reviewed in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 47% of the reinsurance recoverable as of December 31, 2019.
Thrivent has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of surplus maintained by a fraternal benefit society is to be determined based on the various risk factors. Thrivent exceeds the RBC requirements as of December 31, 2019 and 2018.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds as of December 31 includes adjustments related to the following items (in millions):
	2019	2018
Unrealized gains and (losses)	$557	$293
Non-admitted assets	(130)	(110)
Separate account business	75	42
Asset valuation reserve	(1,836)	(1,387)
Thrivent also holds special surplus funds which include the deferred gain on the sale of the corporate home office property and a special surplus balance related to the separate accounts.
8. Fair value of financial instruments
The financial instruments of Thrivent have been classified, for disclosure purposes, into categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, certain unaffiliated common stocks and certain cash equivalents. Bonds and unaffiliated common stocks are primarily valued using quoted prices in active markets. Cash equivalents consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include certain bonds, which are priced based on quoted market prices, and include primarily U.S. Treasury bonds.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include certain unaffiliated common stocks and other invested assets. Unaffiliated common stocks and other invested assets, primarily derivatives, are valued based on market quotes where the financial instruments are not considered actively traded. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value includes certain bonds, unaffiliated preferred stocks, cash, cash equivalents and short-term investments, other invested assets, liabilities related to separate accounts and other liabilities.
Bonds not reported at fair value are priced using a third–party pricing vendor and include certain corporate debt securities and asset-backed securities. Pricing from a third–party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent is unable to obtain a price from a third–party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Fair values of unaffiliated preferred stocks not reported at fair value are based on market quotes where these securities are not considered actively traded.
Cash and cash equivalents not reported at fair value consist of demand deposit and highly liquid investments purchased with an original maturity date of three months or less. Short-term investments not reported at fair value consist of investments in commercial paper and agency notes with contractual maturities of one year or less at the time of acquisition. The carrying amounts for cash, cash equivalents and short-term investments approximate the fair values.
Other invested assets not reported at fair value include investments in surplus notes in which the fair values are based on quoted market prices.
The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate the fair values.
Other liabilities include certain derivatives. Derivative fair values are derived from broker quotes.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include certain bonds, unaffiliated preferred stocks, mortgage loans, real estate, contract loans, limited partnerships, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds not reported at fair value include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Unaffiliated preferred stocks are valued using third-party broker quotes to determine fair value.
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
The fair value of real estate properties held-for-sale is based on current market price assessments, current purchase agreements or market appraisals.
The carrying amounts for contract loans approximate the fair values.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Limited partnerships include private equity investments. The fair values of private equity investments are estimated based on assumptions in the absence of observable market data. In determining fair value, the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
Other invested assets primarily include real estate joint ventures, which the fair value is derived using GAAP audited financial statements.
Other liabilities primarily include deferred annuities, other deposit contracts and certain derivatives. The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit are estimated to be the cash surrender value payable upon immediate withdrawal. Derivatives fair values are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent’s financial instruments measured and reported at fair value are presented below (in millions).
	Level 1	Level 2	Level 3	Total
December 31, 2019
Assets:
Bonds	$281	$—	$—	$281
Unaffiliated common stocks	1,737	—	—	1,737
Cash, cash equivalents and short-term investments	318	—	—	318
Assets held in Separate account assets	—	34,482	—	34,482
Other invested assets	—	29	91	120
Total	$2,236	$34,511	$91	$36,938
Liabilities:
Other liabilities	$1	$10	$66	$77
December 31, 2018
Assets:
Bonds	$265	$—	$—	$265
Unaffiliated common stocks (1)	1,444	—	—	1,444
Cash, cash equivalents and short-term investments	133	—	—	133
Assets held in Separate account assets	—	29,850	—	29,850
Other invested assets	8	25	4	37
Total	$1,850	$29,875	$4	$31,729
Liabilities:
Other liabilities	$—	$17	$2	$19
1.	2018 amounts have been corrected resulting in a $54 million reclassification from Level 2 to Level 1.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions). Certain amounts below have been revised to correct the December 31, 2018 disclosure.
	2019	2018
Assets:
Balance, January 1	$4	$38
Purchases	47	37
Sales	(60)	(20)
Realized gains and (losses) net income	11	(20)
Unrealized gains and (losses) surplus	89	(31)
Balance, December 31	$91	$4
Liabilities:
Balance, January 1	$2	$26
Purchases	29	24
Sales	(31)	(27)
Realized gains and (losses) net income	(7)	(16)
Unrealized gains and (losses) surplus	74	(5)
Balance, December 31	$67	$2
Transfers
During 2019, Thrivent had transfers of $67 million into Level 2 from Level 3 and transfers of $242 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2018, Thrivent had transfers of $30 million into Level 2 from Level 3 and transfers of $66 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2019
Financial Assets:
Bonds	$46,538	$2,242	$37,225	$10,558	$50,025
Unaffiliated preferred stocks	318	—	269	82	351
Unaffiliated common stocks	1,737	1,737	—	—	1,737
Affiliated common stock	151	—	151	—	151
Affiliated mutual funds	329	160	169	—	329
Mortgage loans	9,506	—	—	10,177	10,177
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	2,054	318	1,736	302	2,054
Limited partnerships	4,621	—	—	4,621	4,621
Real estate – held-for-sale	6	—	—	8	8
Assets held in separate accounts	34,482	—	34,482	—	34,482
Other invested assets	426	—	137	317	454
Financial Liabilities:
Deferred annuities	$15,911	$—	$—	$15,654	$15,654
Other deposit contracts	1,118	—	—	1,118	1,118
Other liabilities	77	1	10	66	77
Liabilities related to separate accounts	34,408	—	34,408	—	34,408

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair value of financial instruments, continued
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2018
Financial Assets:
Bonds (1)	$45,530	$1,568	$34,718	$9,183	$45,469
Unaffiliated preferred stocks (1)	207	—	136	72	208
Unaffiliated common stocks (1)	1,444	1,444	—	—	1,444
Affiliated common stock	180	—	180	—	180
Affiliated mutual funds (1)	392	129	263	—	392
Mortgage loans	8,999	—	—	9,256	9,256
Contract loans	1,173	—	—	1,173	1,173
Cash, cash equivalents and short-term investments	1,471	133	1,338	—	1,471
Limited partnerships	3,844	—	—	3,844	3,844
Real estate – held-for-sale	6	—	—	9	9
Assets held in separate accounts	29,850	—	29,850	—	29,850
Other invested assets (1)	203	1	123	90	214
Financial Liabilities:
Deferred annuities	$15,664	$—	$—	$15,423	$15,423
Other deposit contracts	1,080	—	—	1,080	1,080
Other liabilities	19	—	17	2	19
Liabilities related to separate accounts	29,810	—	29,810	—	29,810
1.	2018 amounts have been corrected. Unaffiliated preferred stocks in Level 3 were reduced by $113 million. Bonds, unaffiliated common stocks, and other invested assets were reclassified by $10 million, $54 million, and $7 million, respectively from Level 2 to Level 1. $263 million in affiliated mutual funds were reclassified from Level 1 to Level 2.
9. Benefit plans
Pension and Other Postretirement Benefits
Thrivent has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent uses a measurement date of December 31 in the benefit plan disclosures.
The components of net periodic pension expense for Thrivent’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2019	2018	2017	2019	2018	2017
Service cost	$23	$25	$23	$2	$2	$2
Interest cost	47	43	46	5	4	5
Expected return on plan assets	(71)	(77)	(69)	—	—	—
Other	19	19	18	(1)	4	6
Net periodic cost	$18	$10	$18	$6	$10	$13

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2019	2018		2019		2018
Change in Projected Benefit Obligation:
Benefit obligation, beginning of year	$1,099	$1,187		$107		$120
Service cost	23	25		2		2
Interest cost	47	43		5		5
Actuarial gain (loss)	130	(105)		20		(11)
Transfers from defined contribution plan	2	—		—		—
Benefits paid	(55)	(51)		(10)		(9)
Benefit obligation, end of year	$1,246	$1,099		$124		$107
Change in Plan Assets:
Fair value of plan assets, beginning of year	$960	$1,035	$—		$—
Actual return on plan assets	183	(44)	—		—
Employer contribution	20	20	10		9
Transfers from defined contribution plan	2	—	—		—
Benefits paid	(55)	(51)	(10)		(9)
Fair value of plan assets, end of year	$1,110	$960	$—		$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The plans’ amounts recognized in the statutory-basis financial statements funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Funded Status:
Accrued benefit costs	$—	$—	$(125)	$(130)
Liability for pension benefits	(136)	(139)	2	23
Total unfunded liabilities	$(136)	$(139)	$(123)	$(107)
Deferred Items:
Net (losses) gains	$301	$303	$(2)	$(23)
Net prior service cost	—	—	—	—
Accumulated amounts recognized in periodic pension expenses	$165	$164	$(125)	$(130)
Accumulated benefit obligation	$1,209	$1,055	$123	$107
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2019 and 2018, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the deferred items in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized Gains (Losses)	Total	Net Prior Service Cost	Net Recognized Gains (Losses)	Total
Balance, January 1, 2018	$—	$306	$306	$4	$(11)	$(7)
Net prior service cost recognized	—	—	—	(4)	—	(4)
Net gain (loss) arising during the period	—	16	16	—	(12)	(12)
Net gain (loss) recognized	—	(19)	(19)	—	—	—
Balance, December 31, 2018	$—	$303	$303	$—	$(23)	$(23)
Net prior service cost recognized	—	—	—	—	—	—
Net gain (loss) arising during the period	—	17	17	—	20	20
Net gain (loss) recognized	—	(19)	(19)	—	1	1
Balance, December 31, 2019	$—	$301	$301	$	$(2)	$(2)
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Net prior service cost	$—	$—	$—	$—
Net recognized gains/(losses)	—	19	—	(1)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
Pension and Other Postretirement Benefit Factors
Thrivent periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plans’ assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2019	2018	2019	2018
Weighted Average Assumptions:
Discount rate	3.3%	4.4%	3.3%	4.4%
Expected return on plan assets	7.5	7.5	N/A	N/A
Rate of compensation increase	3.4	3.4	N/A	N/A
Interest crediting rate	1.8	2.4	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 6.7% and 6.6% in 2019 for pre-65 participants and post-65 participants, respectively, trending down to 4.5% in 2029. The assumed health care cost trend rates can have a significant impact on the amounts reported. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy. The interest crediting rates are used for cash balance plans.
Estimated pension benefit payments for the next ten years are as follows: 2020 – $65 million; 2021 – $66 million; 2022 – $68 million; 2023 – $68 million; 2024 – $70 million; and 2025 to 2029 – $363 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2020 – $10 million; 2021 – $10 million; 2022 – $10 million; 2023 – $9 million; 2024 – $9 million; and 2025 to 2029 – $40 million.
The minimum pension contribution required for 2019 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2020.
Pension Assets
The assets of Thrivent’s qualified defined benefit plan are held in the Thrivent Financial Defined Benefit Plan Trust. Thrivent has a benefit plan investment committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2019	2018
Equity securities	60%	67%	64%
Fixed income and other securities	40	33	36
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet the pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2019
Fixed Maturity Securities:
U.S. government and agency securities	$103	$—	$—	$103
Corporate debt securities	—	168	—	168
Residential mortgage-backed securities	—	107	—	107
Commercial mortgage-backed securities	—	6	—	6
Other debt obligations	—	4	—	4
Common stocks	445	—	—	445
Affiliated mutual funds – equity funds	—	132	—	132
Short-term investments	9	92	—	101
Limited partnerships	—	—	106	106
Total	$557	$509	$106	$1,172
December 31, 2018
Fixed Maturity Securities:
U.S. government and agency securities	$71	$8	$—	$79
Corporate debt securities	—	183	1	184
Residential mortgage-backed securities	—	100	—	100
Commercial mortgage-backed securities	—	14	—	14
Other debt obligations	—	4	—	4
Common stocks	347	6	—	353
Preferred stock	—	—	—	—
Affiliated mutual funds – equity funds	—	106	—	106
Short-term investments	—	143	—	143
Limited partnerships	—	—	82	82
Total	$418	$564	$83	$1,065

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit plans, continued
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities of $62 million and $105 million as of December 31, 2019 and 2018.
There were no transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2019 or 2018. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Defined Contribution Plans
Thrivent also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent will match participant contributions up to 6% of eligible earnings. In addition, Thrivent will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2019, 2018 and 2017, Thrivent contributed $34 million, $37 million and $35 million, respectively, to these plans.
As of December 31, 2019 and 2018, $75 million and $81 million of the assets of the defined contribution plans were respectively invested in a deposit administration contract issued by Thrivent.
10. Commitments and contingent liabilities
Litigation and Other Proceedings
Thrivent is involved in various lawsuits, contractual matters and other contingencies that have arisen in the normal course of business. Thrivent assesses exposure to these matters periodically and adjusts provision accordingly. As of December 31, 2019, Thrivent believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent has commitments to extend credit for mortgage loans and other lines of credit of $211 million and $298 million as of December 31, 2019 and 2018, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $5.2 billion and $3.4 billion as of December 31, 2019 and 2018, respectively.
Financial Guarantees
Thrivent has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and contingent liabilities, continued
Thrivent has guaranteed to maintain the capital and surplus of the trust affiliate above certain levels required by the primary regulator of each company.
Leases
Thrivent has operating leases for certain office equipment and real estate. Rental expense for these items totaled $17 million, $21 million and $17 million for each of the years ended December 31, 2019, 2018 and 2017 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2019 were $67 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2020 – $13 million; 2021 – $9 million; 2022 – $7 million; 2023 – $6 million and thereafter – $32 million.
Leasing is not a significant part of Thrivent’s business activities as lessor.
11. Related party transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (“Holdings”), is valued in accordance with SSAP No. 97. Annually, Thrivent files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2018 values was completed on August 2, 2019 and Thrivent received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2019 and 2018, the gross and admitted values were $151 million and $180 million, related to Holdings, respectively.
Other Related Party Transactions
Thrivent has invested $329 million and $392 million in mutual funds that are part of the Thrivent mutual fund family as of December 31, 2019 and 2018, respectively.
Thrivent provides administrative services on behalf of their subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $87 million, $82 million and $79 million for the years ended December 31, 2019, 2018 and 2017, respectively. The net receivables due from affiliates for the years ended December 31, 2019 and 2018 were $11 million and $13 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent has an agreement with an affiliate who distributes Thrivent’s variable products. Under the terms of the agreement, Thrivent paid commissions, bonuses and other benefits to the affiliate totaling
$124 million, $119 million and $81 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Thrivent is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are primarily invested. Advisor fees in the amount of $182 million, $180 million and $170 million for the years ended December 31, 2019, 2018 and 2017, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
11. Related party transactions, continued
In December 2018, Thrivent acquired a variable funding note (VFN) issued by Thrivent Education Funding, LLC (“TEF”), an affiliate of Thrivent. The VFN, which is reported as a bond in the accompanying Statutory-Basis Statement of Assets, had an outstanding balance of $132 million and $25 million as December 31, 2019 and 2018, respectively.
12. Basis of presentation
The preceding statutory-basis financial statements of Thrivent have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies:
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Common Stocks
For GAAP purposes, investments in common stocks are reported at fair value with unrealized gains and losses reported as a component of net income.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of presentation, continued
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums and Withdrawals
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2019 and 2018 and for the three years ended December 31, 2019, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and Contract Owners of Thrivent Variable Life Account I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Thrivent Variable Life Account I, as indicated in Note 1, as of December 31, 2019, and the related statements of operations and of changes in net assetsfor each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Thrivent Variable Life Account I as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Thrivent Financial for Lutherans management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Thrivent Variable Life Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Thrivent Variable Life Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 27, 2020
We have served as the auditor of one or more of the subaccounts in Thrivent Variable Life Account I since 2014.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2019
Subaccount	Investments at fair value	Net Assets	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$172,509,420	$172,509,420	$140,485,024	9,865,066
All Cap	$5,266,382	$5,266,382	$3,999,841	320,127
Balanced Income Plus	$13,376,036	$13,376,036	$12,982,435	885,309
Diversified Income Plus	$9,209,941	$9,209,941	$8,426,835	1,108,322
Global Stock	$28,546,546	$28,546,546	$21,938,210	2,042,527
Government Bond	$8,300,695	$8,300,695	$8,084,972	748,620
High Yield	$6,194,689	$6,194,689	$6,194,213	1,293,390
Income	$5,874,010	$5,874,010	$5,603,471	554,199
International Allocation	$26,373,976	$26,373,976	$22,918,453	2,569,686
Large Cap Growth	$33,768,379	$33,768,379	$22,405,321	825,243
Large Cap Index	$100,837,918	$100,837,918	$63,215,062	2,275,045
Large Cap Value	$13,811,702	$13,811,702	$10,219,227	719,806
Limited Maturity Bond	$4,933,398	$4,933,398	$4,886,281	497,223
Low Volatility Equity	$546,296	$546,296	$493,263	42,538
Mid Cap Index	$31,437,746	$31,437,746	$27,645,381	1,693,223
Mid Cap Stock	$36,598,879	$36,598,879	$30,892,417	1,880,986
Moderate Allocation	$107,849,307	$107,849,307	$91,939,645	7,093,296
Moderately Aggressive Allocation	$300,776,539	$300,776,539	$248,492,750	18,284,622
Moderately Conservative Allocation	$12,488,261	$12,488,261	$11,279,522	900,919
Money Market	$4,605,230	$4,605,230	$4,605,230	4,605,230
Multidimensional Income	$373,548	$373,548	$370,859	37,358
Opportunity Income Plus	$2,686,866	$2,686,866	$2,676,923	265,989
Partner Emerging Markets Equity	$4,304,051	$4,304,051	$3,772,697	297,481
Partner Growth Stock	$9,979,327	$9,979,327	$6,879,973	354,721
Partner Healthcare	$6,949,239	$6,949,239	$5,326,303	288,950
Real Estate Securities	$7,709,539	$7,709,539	$5,600,172	275,040
Small Cap Growth	$312,887	$312,887	$292,520	26,798
Small Cap Index	$50,250,862	$50,250,862	$44,365,691	2,717,806
Small Cap Stock	$24,530,311	$24,530,311	$20,437,267	1,258,171
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2019
Subaccount	Investment Income	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$2,034,065	$2,034,065	$1,866,822	$10,576,608	$19,888,957	$32,332,387	$34,366,452
All Cap	$29,164	$29,164	$82,534	$187,491	$907,323	$1,177,348	$1,206,512
Balanced Income Plus	$371,474	$371,474	$5,348	$687,252	$854,841	$1,547,441	$1,918,915
Diversified Income Plus	$292,379	$292,379	$42,250	$197,661	$520,616	$760,527	$1,052,906
Global Stock	$382,310	$382,310	$331,273	$1,558,445	$3,109,966	$4,999,684	$5,381,994
Government Bond	$174,256	$174,256	$11,961	$—	$260,135	$272,096	$446,352
High Yield	$328,952	$328,952	$(14,290)	$—	$458,478	$444,188	$773,140
Income	$178,966	$178,966	$10,394	$—	$471,426	$481,820	$660,786
International Allocation	$551,397	$551,397	$139,834	$199,193	$3,528,560	$3,867,587	$4,418,984
Large Cap Growth	$3,669	$3,669	$814,887	$3,384,444	$3,976,989	$8,176,320	$8,179,989
Large Cap Index	$1,359,443	$1,359,443	$1,840,518	$489,507	$19,487,180	$21,817,205	$23,176,648
Large Cap Value	$193,377	$193,377	$231,080	$567,857	$1,707,290	$2,506,227	$2,699,604
Limited Maturity Bond	$126,694	$126,694	$5,626	$—	$91,446	$97,072	$223,766
Low Volatility Equity	$3,262	$3,262	$562	$441	$61,489	$62,492	$65,754
Mid Cap Index	$323,075	$323,075	$157,459	$1,656,610	$3,849,616	$5,663,685	$5,986,760
Mid Cap Stock	$204,975	$204,975	$263,164	$3,053,814	$3,917,914	$7,234,892	$7,439,867
Moderate Allocation	$2,284,980	$2,284,980	$902,792	$4,072,135	$9,831,653	$14,806,580	$17,091,560
Moderately Aggressive Allocation	$5,045,121	$5,045,121	$1,457,803	$14,626,549	$32,163,943	$48,248,295	$53,293,416
Moderately Conservative Allocation	$301,236	$301,236	$127,312	$251,016	$964,153	$1,342,481	$1,643,717
Money Market	$78,792	$78,792	$—	$—	$—	$—	$78,792
Multidimensional Income	$14,254	$14,254	$(638)	$—	$34,413	$33,775	$48,029
Opportunity Income Plus	$96,840	$96,840	$(1,369)	$—	$94,453	$93,084	$189,924
Partner Emerging Markets Equity	$29,902	$29,902	$40,549	$—	$635,127	$675,676	$705,578
Partner Growth Stock	$19,243	$19,243	$220,601	$272,033	$1,806,593	$2,299,227	$2,318,470
Partner Healthcare	$24,742	$24,742	$55,245	$54	$1,308,050	$1,363,349	$1,388,091
Real Estate Securities	$154,853	$154,853	$190,927	$—	$1,340,067	$1,530,994	$1,685,847
Small Cap Growth	$—	$—	$445	$—	$31,065	$31,510	$31,510
Small Cap Index	$469,868	$469,868	$271,823	$3,317,190	$4,756,885	$8,345,898	$8,815,766
Small Cap Stock	$88,397	$88,397	$210,332	$2,601,210	$2,443,241	$5,254,783	$5,343,180
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2019
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions						Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts	Mortality and expense risk charges	Asset based risk charge
Aggressive Allocation	$2,034,065	$12,443,430	$19,888,957	$34,366,452	$19,713,973	$(7,818,874)	$(6,034,203)	$(511,341)	$(438,685)	$(340,994)	$4,569,876	$38,936,328	$133,573,092	$172,509,420
All Cap	$29,164	$270,025	$907,323	$1,206,512	$461,570	$(200,692)	$(145,209)	$19,032	$(13,568)	$(5,303)	$115,830	$1,322,342	$3,944,040	$5,266,382
Balanced Income Plus	$371,474	$692,600	$854,841	$1,918,915	$714,511	$(331,792)	$(485,554)	$622,275	$(33,298)	$(4,474)	$481,668	$2,400,583	$10,975,453	$13,376,036
Diversified Income Plus	$292,379	$239,911	$520,616	$1,052,906	$1,041,752	$(171,529)	$(375,006)	$267,491	$(22,847)	$(15,684)	$724,177	$1,777,083	$7,432,858	$9,209,941
Global Stock	$382,310	$1,889,718	$3,109,966	$5,381,994	$1,488,827	$(775,724)	$(781,123)	$(428,034)	$(72,671)	$(10,458)	$(579,183)	$4,802,811	$23,743,735	$28,546,546
Government Bond	$174,256	$11,961	$260,135	$446,352	$563,976	$(199,294)	$(287,180)	$217,488	$(18,778)	$(21,870)	$254,342	$700,694	$7,600,001	$8,300,695
High Yield	$328,952	$(14,290)	$458,478	$773,140	$555,827	$(280,044)	$(220,220)	$42,786	$(17,797)	$(8,578)	$71,974	$845,114	$5,349,575	$6,194,689
Income	$178,966	$10,394	$471,426	$660,786	$420,194	$(204,022)	$(194,938)	$590,522	$(17,479)	$(6,892)	$587,385	$1,248,171	$4,625,839	$5,874,010
International Allocation	$551,397	$339,027	$3,528,560	$4,418,984	$2,309,807	$(906,377)	$(769,168)	$287,670	$(66,352)	$(24,128)	$831,452	$5,250,436	$21,123,540	$26,373,976
Large Cap Growth	$3,669	$4,199,331	$3,976,989	$8,179,989	$2,729,344	$(772,829)	$(1,035,118)	$231,725	$(91,731)	$(27,563)	$1,033,828	$9,213,817	$24,554,562	$33,768,379
Large Cap Index	$1,359,443	$2,330,025	$19,487,180	$23,176,648	$10,130,098	$(2,802,575)	$(3,045,738)	$1,289,157	$(183,527)	$(140,445)	$5,246,970	$28,423,618	$72,414,300	$100,837,918
Large Cap Value	$193,377	$798,937	$1,707,290	$2,699,604	$897,546	$(447,491)	$(352,010)	$109,087	$(36,830)	$(11,631)	$158,671	$2,858,275	$10,953,427	$13,811,702
Limited Maturity Bond	$126,694	$5,626	$91,446	$223,766	$498,572	$(193,094)	$(239,078)	$(59,422)	$(17,600)	$(6,510)	$(17,132)	$206,634	$4,726,764	$4,933,398
Low Volatility Equity	$3,262	$1,003	$61,489	$65,754	$82,207	$729	$(12,004)	$196,523	$(357)	$(1,197)	$265,901	$331,655	$214,641	$546,296
Mid Cap Index	$323,075	$1,814,069	$3,849,616	$5,986,760	$4,977,599	$(561,672)	$(1,106,694)	$203,335	$(52,125)	$(77,065)	$3,383,378	$9,370,138	$22,067,608	$31,437,746
Mid Cap Stock	$204,975	$3,316,978	$3,917,914	$7,439,867	$2,704,596	$(791,770)	$(1,033,363)	$314,435	$(92,463)	$(35,254)	$1,066,181	$8,506,048	$28,092,831	$36,598,879
Moderate Allocation	$2,284,980	$4,974,927	$9,831,653	$17,091,560	$9,123,375	$(4,400,712)	$(4,357,306)	$(776,958)	$(262,933)	$(195,481)	$(870,015)	$16,221,545	$91,627,762	$107,849,307
Moderately Aggressive Allocation	$5,045,121	$16,084,352	$32,163,943	$53,293,416	$30,132,508	$(7,015,836)	$(10,344,406)	$(981,880)	$(735,624)	$(582,558)	$10,472,204	$63,765,620	$237,010,919	$300,776,539
Moderately Conservative Allocation	$301,236	$378,328	$964,153	$1,643,717	$800,229	$(523,126)	$(542,598)	$458,741	$(36,468)	$(15,992)	$140,786	$1,784,503	$10,703,758	$12,488,261
Money Market	$78,792	$—	$—	$78,792	$1,425,358	$(480,189)	$(289,207)	$(486,161)	$(18,529)	$(20,012)	$131,260	$210,052	$4,395,178	$4,605,230
Multidimensional Income	$14,254	$(638)	$34,413	$48,029	$25,880	$1,036	$(10,327)	$(2,698)	$(209)	$(1,606)	$12,076	$60,105	$313,443	$373,548
Opportunity Income Plus	$96,840	$(1,369)	$94,453	$189,924	$268,048	$(31,496)	$(107,557)	$287,068	$(7,401)	$(8,409)	$400,253	$590,177	$2,096,689	$2,686,866
Partner Emerging Markets Equity	$29,902	$40,549	$635,127	$705,578	$681,732	$(105,868)	$(152,897)	$(95,746)	$(6,888)	$(10,682)	$309,651	$1,015,229	$3,288,822	$4,304,051
Partner Growth Stock	$19,243	$492,634	$1,806,593	$2,318,470	$787,767	$(215,664)	$(278,014)	$206,786	$(21,447)	$(16,428)	$463,000	$2,781,470	$7,197,857	$9,979,327
Partner Healthcare	$24,742	$55,299	$1,308,050	$1,388,091	$820,243	$(115,707)	$(210,427)	$53,337	$(9,135)	$(18,388)	$519,923	$1,908,014	$5,041,225	$6,949,239
Real Estate Securities	$154,853	$190,927	$1,340,067	$1,685,847	$614,149	$(271,895)	$(243,851)	$(111,573)	$(21,766)	$(10,574)	$(45,510)	$1,640,337	$6,069,202	$7,709,539
Small Cap Growth	$—	$445	$31,065	$31,510	$60,917	$(5,105)	$(14,823)	$173,493	$(413)	$(544)	$213,525	$245,035	$67,852	$312,887
Small Cap Index	$469,868	$3,589,013	$4,756,885	$8,815,766	$5,613,914	$(1,453,279)	$(1,613,237)	$1,106,623	$(95,298)	$(74,673)	$3,484,050	$12,299,816	$37,951,046	$50,250,862
Small Cap Stock	$88,397	$2,811,542	$2,443,241	$5,343,180	$1,558,083	$(624,139)	$(700,592)	$(175,254)	$(69,587)	$(12,882)	$(24,371)	$5,318,809	$19,211,502	$24,530,311
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2018
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Cost of insurance and administrative charges	Transfers between subaccounts	Mortality and expense risk charges					Asset based risk charge
Aggressive Allocation	$972,977	$11,189,568	$(21,542,456)	$(9,379,911)	$17,997,863	$(5,693,397)	$(5,539,873)	$(796,961)	$(434,092)	$(316,445)	$5,217,095	$(4,162,816)	$137,735,908	$133,573,092
All Cap	$22,630	$292,402	$(748,900)	$(433,868)	$361,546	$(31,505)	$(137,154)	$19,562	$(15,531)	$(4,716)	$192,202	$(241,666)	$4,185,706	$3,944,040
Balanced Income Plus	$286,439	$196,486	$(1,039,359)	$(556,434)	$734,208	$(563,216)	$(472,361)	$74,439	$(36,627)	$(3,368)	$(266,925)	$(823,359)	$11,798,812	$10,975,453
Diversified Income Plus	$230,692	$76,851	$(514,909)	$(207,366)	$923,371	$(419,497)	$(319,852)	$332,683	$(25,562)	$(11,581)	$479,562	$272,196	$7,160,662	$7,432,858
Global Stock	$329,198	$1,952,256	$(4,421,556)	$(2,140,102)	$1,513,555	$(654,863)	$(770,433)	$72,580	$(87,105)	$(9,585)	$64,149	$(2,075,953)	$25,819,688	$23,743,735
Government Bond	$172,844	$(4,968)	$(146,508)	$21,368	$586,475	$(141,311)	$(264,898)	$488,044	$(20,338)	$(17,357)	$630,615	$651,983	$6,948,018	$7,600,001
High Yield	$311,686	$(12,931)	$(482,276)	$(183,521)	$480,354	$(198,286)	$(203,288)	$154,924	$(19,487)	$(6,912)	$207,305	$23,784	$5,325,791	$5,349,575
Income	$162,900	$26,686	$(292,515)	$(102,929)	$371,922	$(182,762)	$(173,852)	$353,585	$(17,986)	$(4,460)	$346,447	$243,518	$4,382,321	$4,625,839
International Allocation	$638,892	$864,825	$(5,261,857)	$(3,758,140)	$2,258,619	$(767,739)	$(748,788)	$915,089	$(72,892)	$(19,371)	$1,564,918	$(2,193,222)	$23,316,762	$21,123,540
Large Cap Growth	$105,760	$2,164,750	$(1,754,697)	$515,813	$1,916,948	$(1,345,355)	$(891,517)	$708,742	$(96,934)	$(15,194)	$276,690	$792,503	$23,762,059	$24,554,562
Large Cap Index	$1,082,334	$1,815,289	$(6,576,460)	$(3,678,837)	$9,405,530	$(2,294,768)	$(2,633,166)	$1,546,318	$(178,942)	$(102,433)	$5,742,539	$2,063,702	$70,350,598	$72,414,300
Large Cap Value	$162,341	$709,709	$(1,918,357)	$(1,046,307)	$863,586	$(423,203)	$(344,872)	$(33,368)	$(41,519)	$(11,070)	$9,554	$(1,036,753)	$11,990,180	$10,953,427
Low Volatility Equity	$19	$160	$(8,544)	$(8,365)	$39,117	$(3,188)	$(6,529)	$133,181	$(166)	$(510)	$161,905	$153,540	$61,101	$214,641
Mid Cap Index	$235,749	$1,363,501	$(4,415,365)	$(2,816,115)	$4,505,029	$(536,517)	$(888,320)	$890,215	$(53,913)	$(58,872)	$3,857,622	$1,041,507	$21,026,101	$22,067,608
Mid Cap Stock	$106,818	$2,772,112	$(6,353,693)	$(3,474,763)	$2,618,089	$(974,258)	$(956,319)	$204,962	$(104,952)	$(27,171)	$760,351	$(2,714,412)	$30,807,243	$28,092,831
Moderate Allocation	$1,664,437	$4,189,931	$(10,135,353)	$(4,280,985)	$9,364,445	$(3,632,309)	$(4,255,533)	$614,592	$(275,268)	$(193,584)	$1,622,343	$(2,658,642)	$94,286,404	$91,627,762
Moderately Aggressive Allocation	$3,218,330	$13,936,264	$(32,146,788)	$(14,992,194)	$28,913,559	$(7,668,409)	$(9,719,862)	$(898,763)	$(735,290)	$(535,598)	$9,355,637	$(5,636,557)	$242,647,476	$237,010,919
Moderately Conservative Allocation	$227,318	$417,657	$(1,012,168)	$(367,193)	$801,719	$(394,875)	$(502,437)	$(707,416)	$(37,462)	$(14,513)	$(854,984)	$(1,222,177)	$11,925,935	$10,703,758
Multidimensional Income	$16,027	$559	$(31,520)	$(14,934)	$65,109	$(2,328)	$(8,722)	$248,378	$(179)	$(1,121)	$301,137	$286,203	$27,240	$313,443
Opportunity Income Plus	$87,138	$(8,354)	$(101,361)	$(22,577)	$256,054	$(23,377)	$(97,054)	$65,956	$(7,942)	$(7,269)	$186,368	$163,791	$1,932,898	$2,096,689
Partner Emerging Markets Equity	$40,868	$7,291	$(579,359)	$(531,200)	$606,224	$(129,502)	$(133,134)	$493,736	$(6,716)	$(7,981)	$822,627	$291,427	$2,997,395	$3,288,822
Partner Growth Stock	$9,346	$661,296	$(855,151)	$(184,509)	$833,382	$(233,931)	$(235,232)	$498,645	$(21,786)	$(12,540)	$828,538	$644,029	$6,553,828	$7,197,857
Partner Healthcare	$43,732	$42,534	$258,033	$344,299	$709,998	$(169,358)	$(187,718)	$(33,646)	$(8,691)	$(14,686)	$295,899	$640,198	$4,401,027	$5,041,225
Real Estate Securities	$125,755	$114,659	$(569,024)	$(328,610)	$637,283	$(233,251)	$(222,777)	$(29,704)	$(22,456)	$(8,391)	$120,704	$(207,906)	$6,277,108	$6,069,202
Small Cap Growth*	$—	$(1,257)	$(10,697)	$(11,954)	$32,858	$(2,572)	$(2,614)	$52,320	$(71)	$(115)	$79,806	$67,852	$—	$67,852
Small Cap Index	$397,573	$2,547,016	$(6,698,371)	$(3,753,782)	$5,166,375	$(1,075,133)	$(1,421,526)	$1,491,648	$(101,482)	$(54,752)	$4,005,130	$251,348	$37,699,698	$37,951,046
Small Cap Stock	$93,724	$2,223,743	$(4,457,414)	$(2,139,947)	$1,407,214	$(843,548)	$(687,503)	$(430,837)	$(81,324)	$(11,705)	$(647,703)	$(2,787,650)	$21,999,152	$19,211,502
*For the period April 27, 2018 (commencement of operations) to December 31, 2018.
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2019
(1) ORGANIZATION
The Thrivent Variable Life Account I (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has 29 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2019, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
All Cap (a)	Thrivent Series Fund, Inc. — All Cap Portfolio
Balanced Income Plus	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Global Stock (b, k)	Thrivent Series Fund, Inc. — Global Stock Portfolio
Government Bond (f)	Thrivent Series Fund, Inc. — Government Bond Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
International Allocation (c)	Thrivent Series Fund, Inc. — International Allocation Portfolio
Large Cap Growth (l)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Low Volatility Equity	Thrivent Series Fund, Inc. — Low Volatility Equity Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Mid Cap Stock (i, j)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Moderately Aggressive Allocation (d)	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio
Multidimensional Income	Thrivent Series Fund, Inc. — Multidimensional Income Portfolio
Opportunity Income Plus	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Emerging Markets Equity	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Growth (e)	Thrivent Series Fund, Inc. — Small Cap Growth Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Small Cap Stock (g,h)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio

(a)	Formerly known as Partner All Cap, name change effective April 30, 2019.
(b)	Formerly known as Large Cap Stock, name change effective April 30, 2019.
(c)	Formerly known as Partner Worldwide Allocation, name change effective April 30, 2019.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(d)	Growth and Income Plus merged into the Moderately Aggressive Allocation Portfolio as of June 28, 2018.
(e)	Statement of operations and of changes in net assets for the period April 27, 2018 (commencement of operations) to December 31, 2018.
(f)	Formerly known as Bond Index, name change effective August 28, 2017.
(g)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(h)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(i)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(j)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(k)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(l)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium variable universal life insurance contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium variable universal life insurance contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. The COVID-19 global pandemic has caused and may continue to cause substantial market volatility which impacts the net assets of the Variable Account. There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Amounts are paid to Thrivent Financial for mortality and expense risks assumed in connection with the contracts as a percentage of the subaccounts. No mortality and expense risk charges are deducted from the fixed account. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of changes in net assets. The rates are as follows for the three contract types within the Variable Account:
•	Thrivent Variable Life 2019 Series – annual rate is based on the subaccount accumulated value and is guaranteed not to exceed 1.00% for all contract years.
•	Thrivent Variable Life 2008 Series – annual rate is based on the subaccount accumulated value and is guaranteed not to exceed 0.45% for all contract years.
•	Thrivent Variable Life 2003 Series – annual rate is based on subaccount accumulated value and is guaranteed not to exceed 1.10% during the first 10 contract years and guaranteed not to exceed 0.90% thereafter.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES - continued
•	Thrivent Variable Life 1997 Series – annual rate is based on the subaccount cash value and is guaranteed not to exceed 0.90% during the first 15 years and guaranteed not to exceed 0.40% thereafter.
Thrivent Financial deducts a monthly unit charge for the Thrivent Variable Life 2008 Series only. This charge covers the expenses associated with underwriting, issuing, or increasing the face amount. The charge applies for the first 120 months after issue and the first 120 months after an increase in face amount. Refer to the product prospectus for the applicable charge.
Thrivent Financial deducts an issue expense charge for the Thrivent Variable Life 1997 Series only. This charge covers the expenses associated with underwriting, issuing, or increasing the face amount. The charge applies for the first 36 months after issue and the first 36 months after an increase in face amount. Refer to the product prospectus for the applicable charge.
Thrivent Financial deducts an asset charge for Thrivent Variable Life 2008 Series only. This charge covers the expenses incurred in issuing and administering the contract and operating the Variable Account. Refer to the product prospectus for the applicable rate.
Prior to the allocation of premiums to the Variable Account, Thrivent Financial deducts a sales charge, based on the product, to cover a portion of the sales expenses incurred by Thrivent Financial. Refer to the product prospectus for the applicable rate.
Thrivent Financial charges a monthly administrative fee for administrative expenses. Refer to the product prospectus for the applicable administrative charge rates.
Thrivent Financial assumes responsibility for providing the insurance benefit included in the contract. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of Thrivent Financial and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender (in most states) and the current net amount at risk.
Thrivent Financial assesses a transfer fee to each transfer from the subaccounts and fixed account in excess of the first twelve transfers made in a contract year. Refer to the product prospectus for the applicable charge.
Thrivent Financial, upon lapse, surrender or face amount reduction, will charge a decrease or surrender charge during the first 10 contract years and during the first 10 years following an increase in face amount. These charges are in part a deferred sales charge and in part a recovery of certain administrative costs. In no event will the surrender charge exceed the maximum allowed by state or federal law. Refer to the product prospectus for the applicable charge.
Thrivent Financial may charge an administrative fee for each partial surrender/withdrawal that is taken in excess of one per contract year. For Thrivent Variable Life 2003 Series only, the charge is applicable in the first 10 contract years only. Refer to the product prospectus for applicable charges.
Thrivent Financial reserves the right to charge a fee for certain contract changes for Thrivent Variable Life 1997 Series only. Refer to the product prospectus for applicable charges.

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES - continued
Additionally, during the year ended December 31, 2019, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions in units (including transfers among subaccounts) were as follows:
Subaccount	Units Outstanding at January 1, 2018	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2018	Units Issued	Units Redeemed	Units Outstanding at December 31, 2019
Aggressive Allocation	5,946,756	987,908	(709,308)	6,225,356	1,054,096	(769,112)	6,510,340
All Cap	137,984	25,006	(13,607)	149,383	29,542	(22,427)	156,498
Balanced Income Plus	438,529	49,150	(56,401)	431,278	70,155	(40,530)	460,903
Diversified Income Plus	304,396	77,858	(48,203)	334,051	75,424	(41,902)	367,573
Global Stock	1,192,994	118,744	(110,543)	1,201,195	99,880	(124,824)	1,176,251
Government Bond	382,696	89,289	(44,892)	427,093	62,313	(44,572)	444,834
High Yield	204,686	44,690	(33,484)	215,892	50,550	(45,783)	220,659
Income	219,402	50,678	(29,956)	240,124	75,366	(42,209)	273,281
International Allocation	1,758,273	317,718	(193,268)	1,882,723	304,752	(236,394)	1,951,081
Large Cap Growth	724,535	132,725	(106,567)	750,693	146,207	(100,154)	796,746
Large Cap Index	2,381,615	546,706	(294,145)	2,634,176	543,472	(318,522)	2,859,126
Large Cap Value	415,710	50,555	(47,262)	419,003	66,312	(51,686)	433,629
Limited Maturity Bond	322,137	81,048	(78,152)	325,033	75,887	(74,962)	325,958
Low Volatility Equity	5,550	15,503	(977)	20,076	22,830	(1,407)	41,499
Mid Cap Index	663,248	261,017	(106,425)	817,840	237,607	(104,447)	951,000
Mid Cap Stock	784,474	120,204	(83,493)	821,185	128,378	(84,609)	864,954
Moderate Allocation	4,627,100	701,559	(592,695)	4,735,964	583,156	(611,303)	4,707,817
Moderately Aggressive Allocation	11,151,029	1,695,514	38,640	(1,199,412)	11,685,771	1,726,372	(1,184,963)	12,227,180
Moderately Conservative Allocation	636,230	128,160	(172,549)	591,841	109,773	(100,509)	601,105
Money Market	3,321,076	1,562,607	(1,009,550)	3,874,133	1,695,930	(1,554,818)	4,015,245
Multidimensional Income	2,632	33,101	(3,731)	32,002	7,420	(6,284)	33,138
Opportunity Income Plus	116,800	39,011	(28,738)	127,073	42,924	(18,126)	151,871
Partner Emerging Markets Equity	190,798	93,130	(37,972)	245,956	86,333	(64,391)	267,898
Partner Growth Stock	187,391	56,863	(28,611)	215,643	46,287	(31,122)	230,808
Partner Healthcare	180,068	48,000	(37,641)	190,427	42,849	(24,698)	208,578
Real Estate Securities	207,894	43,256	(33,831)	217,319	40,375	(34,555)	223,139
Small Cap Growth	—	11,365	(3,920)	7,445	21,627	(2,333)	26,739
Small Cap Index	876,576	260,595	(110,001)	1,027,170	253,393	(112,830)	1,167,733
Small Cap Stock	657,235	65,351	(78,816)	643,770	74,423	(68,207)	649,986

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2019 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$26,594,978	$9,414,429
All Cap	784,243	451,757
Balanced Income Plus	2,249,327	708,935
Diversified Income Plus	1,751,655	537,439
Global Stock	3,083,651	1,722,077
Government Bond	929,347	500,749
High Yield	1,233,744	832,817
Income	1,258,806	492,455
International Allocation	3,199,460	1,617,418
Large Cap Growth	6,704,314	2,282,372
Large Cap Index	12,063,961	4,968,041
Large Cap Value	1,883,159	963,252
Limited Maturity Bond	944,366	834,802
Low Volatility Equity	279,338	9,734
Mid Cap Index	6,642,891	1,279,827
Mid Cap Stock	6,029,837	1,704,865
Moderate Allocation	12,884,315	7,397,213
Moderately Aggressive Allocation	39,507,090	9,363,217
Moderately Conservative Allocation	2,300,846	1,607,809
Money Market	1,666,728	1,456,676
Multidimensional Income	65,424	39,096
Opportunity Income Plus	685,796	188,703
Partner Emerging Markets Equity	993,276	653,721
Partner Growth Stock	1,537,269	782,993
Partner Healthcare	908,166	363,447
Real Estate Securities	839,073	729,730
Small Cap Growth	224,943	11,418
Small Cap Index	9,327,795	2,056,688
Small Cap Stock	3,993,194	1,327,959

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2019, except as indicated in Note 1, follows:
Subaccount	2019	2018	2017	2016	2015
Aggressive Allocation
Units	6,510,340	6,225,356	5,946,756	5,647,086	5,449,823
Unit value	$10.25-$31.12	$18.32-$24.83	$19.58-$26.54	$16.12-$21.84	$14.64-$19.84
Net assets	$172,509,420	$133,573,092	$137,735,908	$109,082,161	$97,036,915
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.30%	0.68%	0.73%	0.97%	1.05%
Total return (c)	2.49 - 25.34%	(6.46)%	21.51%	10.11%	(0.45)%
All Cap
Units	156,498	149,383	137,984	134,382	116,084
Unit value	$10.28-$48.41	$17.67-$37.16	$19.61-$41.24	$16.31-$34.30	$15.42-$32.43
Net assets	$5,266,382	$3,944,040	$4,185,706	$3,451,473	$2,913,444
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.62%	0.52%	0.49%	0.27%	0.34%
Total return (c)	2.84 - 30.27%	(9.89)%	20.24%	5.78%	2.26%
Balanced Income Plus
Units	460,903	431,278	438,529	441,782	438,003
Unit value	$20.51-$32.49	$17.52-$27.74	$18.41-$29.16	$16.49-$26.11	$15.40-$24.39
Net assets	$13,376,036	$10,975,453	$11,798,812	$10,679,625	$10,001,935
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.97%	2.43%	2.33%	2.53%	2.13%
Total return (c)	17.11%	(4.87)%	11.67%	7.06%	(0.14)%
Diversified Income Plus
Units	367,573	334,051	304,396	294,219	266,566
Unit value	$10.13-$30.25	$18.28-$26.59	$18.79-$27.33	$17.18-$24.99	$16.05-$23.34
Net assets	$9,209,941	$7,432,858	$7,160,662	$6,397,195	$5,557,060
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	3.50%	3.07%	3.01%	3.43%	3.25%
Total return (c)	1.29 - 13.73%	(2.69)%	9.34%	7.08%	0.08%
Global Stock
Units	1,176,251	1,201,195	1,192,994	1,186,415	1,185,776
Unit value	$20.64-$26.93	$16.79-$21.90	$18.31-$23.89	$15.12-$19.72	$14.34-$18.70
Net assets	$28,546,546	$23,743,735	$25,819,688	$21,219,515	$20,079,301
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.44%	1.24%	1.28%	1.26%	1.14%
Total return (c)	22.95%	(8.33)%	21.16%	5.42%	3.11%
Government Bond
Units	444,834	427,093	382,696	331,839	271,746
Unit value	$15.38-$26.02	$14.53-$24.58	$14.50-$24.54	$14.09-$23.83	$13.88-$23.48
Net assets	$8,300,695	$7,600,001	$6,948,018	$6,056,239	$5,128,864
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.18%	2.42%	2.01%	1.68%	1.78%
Total return (c)	5.86%	0.19%	2.96%	1.49%	0.80%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
High Yield
Units	220,659	215,892	204,686	193,532	193,973
Unit value	$22.13-$39.48	$19.36-$34.53	$20.02-$35.71	$18.63-$33.23	$16.52-$29.46
Net assets	$6,194,689	$5,349,575	$5,325,791	$4,716,890	$4,204,674
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	5.56%	5.81%	5.45%	5.68%	5.73%
Total return (c)	14.34%	(3.31)%	7.47%	12.76%	(2.69)%
Income
Units	273,281	240,124	219,402	211,049	195,213
Unit value	$10.03-$24.57	$16.51-$21.63	$16.90-$22.14	$15.90-$20.83	$14.99-$19.64
Net assets	$5,874,010	$4,625,839	$4,382,321	$3,969,753	$3,493,618
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	3.35%	3.68%	3.32%	3.43%	3.67%
Total return (c)	0.31 - 13.60%	(2.32)%	6.28%	6.08%	(0.68)%
International Allocation
Units	1,951,081	1,882,723	1,758,273	1,658,948	1,596,671
Unit value	$13.52	$11.22	$13.26	$10.71	$10.36
Net assets	$26,373,976	$21,123,540	$23,316,762	$17,763,602	$16,542,851
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.30%	2.77%	2.09%	2.22%	2.48%
Total return (c)	20.48%	(15.39)%	23.85%	3.35%	(0.78)%
Large Cap Growth
Units	796,746	750,693	724,535	734,395	729,946
Unit value	$31.85-$53.99	$23.96-$40.63	$23.38-$39.63	$18.13-$30.74	$18.40-$31.20
Net assets	$33,768,379	$24,554,562	$23,762,059	$18,783,888	$19,136,357
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.01%	0.40%	0.39%	0.57%	0.49%
Total return (c)	32.90%	2.50%	28.93%	(1.48)%	10.48%
Large Cap Index
Units	2,859,126	2,634,176	2,381,615	2,172,116	1,971,440
Unit value	$10.28-$41.33	$22.01-$31.51	$23.07-$33.03	$19.00-$27.20	$17.01-$24.35
Net assets	$100,837,918	$72,414,300	$70,350,598	$54,004,821	$44,927,146
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.55%	1.44%	1.32%	1.88%	1.35%
Total return (c)	2.79 - 31.15%	(4.61)%	21.46%	11.68%	1.12%
Large Cap Value
Units	433,629	419,003	415,710	403,840	405,069
Unit value	$22.96-$42.49	$18.46-$34.16	$20.21-$37.42	$17.18-$31.80	$14.63-$27.08
Net assets	$13,811,702	$10,953,427	$11,990,180	$10,079,472	$8,670,321
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.54%	1.34%	1.37%	1.36%	1.30%
Total return (c)	24.39%	(8.70)%	17.65%	17.44%	(3.53)%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Limited Maturity Bond
Units	325,958	325,033	322,137	304,457	288,562
Unit value	$13.62-$16.21	$13.01-$15.48	$12.87-$15.32	$12.55-$14.93	$12.20-$14.52
Net assets	$4,933,398	$4,726,764	$4,640,419	$4,293,261	$3,995,919
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.61%	2.49%	1.98%	1.93%	1.67%
Total return (c)	4.75%	1.03%	2.61%	2.83%	0.73%
Low Volatility Equity
Units	41,499	20,076	5,550	—	—
Unit value	$13.16	$10.69	$11.01	—	—
Net assets	$546,296	$214,641	$61,101	—	—
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	—%	—%
Investment income ratio (b)	0.95%	0.01%	4.63%	—%	—%
Total return (c)	23.13%	(2.90)%	10.11%	—%	—%
Mid Cap Index
Units	951,000	817,840	663,248	547,347	441,116
Unit value	$10.22-$50.21	$22.50-$39.89	$25.37-$44.96	$21.87-$38.77	$18.16-$32.19
Net assets	$31,437,746	$22,067,608	$21,026,101	$15,456,064	$10,808,130
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.18%	1.01%	0.88%	0.88%	0.70%
Total return (c)	2.16 - 25.86%	(11.29)%	15.98%	20.43%	(2.52)%
Mid Cap Stock
Units	864,954	821,185	784,474	775,437	790,233
Unit value	$10.22-$47.76	$24.59-$37.86	$27.62-$42.52	$23.21-$35.73	$18.03-$27.76
Net assets	$36,598,879	$28,092,831	$30,807,243	$25,914,658	$20,685,729
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.61%	0.34%	0.35%	0.38%	0.42%
Total return (c)	2.21 - 26.16%	(10.96)%	19.00%	28.71%	0.08%
Moderate Allocation
Units	4,707,817	4,735,964	4,627,100	4,486,693	4,312,671
Unit value	$10.16-$25.53	$16.82-$21.50	$17.60-$22.50	$15.58-$19.92	$14.31-$18.29
Net assets	$107,849,307	$91,627,762	$94,286,404	$81,502,685	$72,731,915
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.26%	1.74%	1.61%	1.69%	1.50%
Total return (c)	1.58 - 18.75%	(4.44)%	12.95%	8.89%	(0.56)%
Moderately Aggressive Allocation
Units	12,227,180	11,685,771	11,151,029	10,646,665	10,108,138
Unit value	$10.19-$28.24	$17.54-$23.13	$18.64-$24.58	$15.96-$21.04	$14.47-$19.09
Net assets	$300,776,539	$237,010,919	$242,647,476	$200,465,974	$174,736,140
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.84%	1.28%	1.21%	1.43%	1.28%
Total return (c)	1.87 - 22.11%	(5.90)%	16.79%	10.23%	(0.75)%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Moderately Conservative Allocation
Units	601,105	591,841	636,230	631,615	590,494
Unit value	$18.05-$22.10	$15.67-$19.19	$16.21-$19.84	$14.80-$18.12	$13.80-$16.89
Net assets	$12,488,261	$10,703,758	$11,925,935	$10,915,997	$9,632,935
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.53%	2.03%	1.74%	1.67%	1.73%
Total return (c)	15.18%	(3.30)%	9.51%	7.24%	(0.46)%
Money Market
Units	4,015,245	3,874,133	3,321,076	3,178,779	2,727,472
Unit value	$1.06-$1.24	$1.04-$1.21	$1.03-$1.20	$1.02-$1.19	$1.02-$1.19
Net assets	$4,605,230	$4,395,178	$3,755,444	$3,620,847	$3,124,866
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.80%	1.48%	0.50%	0.00%	0.00%
Total return (c)	1.83%	1.48%	0.50%	0.00%	0.00%
Multidimensional Income
Units	33,138	32,002	2,632	—	—
Unit value	$11.27	$9.79	$10.35	—	—
Net assets	$373,548	$313,443	$27,240	—	—
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	—%	—%
Investment income ratio (b)	4.07%	6.67%	4.72%	—%	—%
Total return (c)	15.09%	(5.37)%	3.50%	—%	—%
Opportunity Income Plus
Units	151,871	127,073	116,800	104,107	96,864
Unit value	$16.18-$19.35	$14.91-$17.83	$15.06-$18.01	$14.39-$17.21	$13.53-$16.18
Net assets	$2,686,866	$2,096,689	$1,932,898	$1,647,734	$1,441,144
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	4.01%	4.12%	3.38%	3.38%	3.39%
Total return (c)	8.53%	(1.01)%	4.62%	6.37%	(0.03)%
Partner Emerging Markets Equity
Units	267,898	245,956	190,798	147,309	131,242
Unit value	$16.07	$13.37	$15.71	$12.31	$11.03
Net assets	$4,304,051	$3,288,822	$2,997,395	$1,812,979	$1,447,517
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.76%	1.26%	0.68%	1.01%	1.20%
Total return (c)	20.15%	(14.88)%	27.65%	11.59%	(13.59)%
Partner Growth Stock
Units	230,808	215,643	187,391	167,462	163,433
Unit value	$35.29-$61.98	$26.86-$47.17	$27.20-$47.77	$20.36-$35.76	$20.09-$35.28
Net assets	$9,979,327	$7,197,857	$6,553,828	$4,476,574	$4,350,692
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.22%	0.12%	0.09%	0.00%	0.00%
Total return (c)	31.38%	(1.26)%	33.61%	1.35%	10.65%

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2019	2018	2017	2016	2015
Partner Healthcare
Units	208,578	190,427	180,068	159,104	137,998
Unit value	$10.24-$33.32	$26.47	$24.44	$20.47	$24.37
Net assets	$6,949,239	$5,041,225	$4,401,027	$3,256,333	$3,362,708
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.42%	0.90%	0.26%	4.20%	0.01%
Total return (c)	2.42 - 25.85%	8.31%	19.42%	(16.01)%	4.61%
Real Estate Securities
Units	223,139	217,319	207,894	195,954	187,154
Unit value	$23.21-$55.68	$18.14-$43.52	$19.16-$45.96	$18.08-$43.38	$16.82-$40.35
Net assets	$7,709,539	$6,069,202	$6,277,108	$5,732,120	$5,283,574
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	2.15%	2.02%	1.62%	1.46%	1.43%
Total return (c)	27.94%	(5.30)%	5.96%	7.50%	2.75%
Small Cap Growth
Units	26,739	7,445	—	—	—
Unit value	$11.70	$9.11	—	—	—
Net assets	$312,887	$67,852	—	—	—
Ratio of expenses to net assets (a)	0.00%	0.00%	—%	—%	—%
Investment income ratio (b)	0.00%	0.00%	—%	—%	—%
Total return (c)	28.41%	(8.87)%	—%	—%	—%
Small Cap Index
Units	1,167,733	1,027,170	876,576	788,408	716,707
Unit value	$10.21-$62.21	$24.94-$50.79	$27.30-$55.60	$24.13-$49.15	$19.13-$38.97
Net assets	$50,250,862	$37,951,046	$37,699,698	$31,345,634	$23,724,251
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	1.05%	0.95%	0.84%	0.99%	0.78%
Total return (c)	2.07 - 22.49%	(8.66)%	13.13%	26.12%	(2.17)%
Small Cap Stock
Units	649,986	643,770	657,235	675,478	688,926
Unit value	$25.61-$45.30	$20.05-$35.46	$22.31-$39.45	$18.40-$32.54	$14.61-$25.84
Net assets	$24,530,311	$19,211,502	$21,999,152	$18,718,342	$15,225,436
Ratio of expenses to net assets (a)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (b)	0.39%	0.42%	0.35%	0.33%	0.35%
Total return (c)	27.77%	(10.13)%	21.23%	25.94%	(3.13)%

(a)	These amounts only include items that flow through operations. All other charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
underlying fund, and expenses assessed through the reduction of unit values. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account.
(7) UNIT FAIR VALUE
Units, unit values and asset balances for each subaccount are as follows:
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Thrivent Flexible Premium Variable Life Insurance – 2019
Aggressive Allocation	235	$10.25	$2,405
All Cap	5	$10.28	$52
Balanced Income Plus	—	$10.17	$—
Diversified Income Plus	5	$10.13	$52
Global Stock	—	$10.26	$—
Government Bond	—	$9.98	$—
High Yield	—	$10.17	$—
Income	5	$10.03	$52
International Allocation	—	$10.22	$—
Large Cap Growth	—	$10.30	$—
Large Cap Index	68	$10.28	$694
Large Cap Value	—	$10.25	$—
Limited Maturity Bond	—	$10.02	$—
Low Volatility Equity	—	$10.13	$—
Mid Cap Index	7	$10.22	$71
Mid Cap Stock	31	$10.22	$322
Moderate Allocation	35	$10.16	$358
Moderately Aggressive Allocation	31	$10.19	$316
Moderately Conservative Allocation	—	$10.11	$—
Money Market	—	$1.00	$—
Multidimensional Income	—	$10.17	$—
Opportunity Income Plus	—	$10.08	$—
Partner Emerging Markets Equity	—	$10.59	$—
Partner Growth Stock	—	$10.30	$—
Partner Healthcare	1	$10.24	$5
Real Estate Securities	—	$9.99	$—
Small Cap Growth	—	$10.18	$—
Small Cap Index	34	$10.21	$350
Small Cap Stock	—	$10.22	$—
			$4,677

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Thrivent Flexible Premium Variable Life Insurance – 2008
Aggressive Allocation	3,687,984	$22.96	$84,686,796
All Cap	68,354	$23.02	$1,573,284
Balanced Income Plus	75,678	$20.51	$1,552,345
Diversified Income Plus	158,439	$20.79	$3,294,559
Global Stock	128,197	$20.64	$2,646,105
Government Bond	201,813	$15.38	$3,104,592
High Yield	86,878	$22.13	$1,922,949
Income	84,641	$18.75	$1,587,363
International Allocation	502,517	$13.52	$6,793,133
Large Cap Growth	240,009	$31.85	$7,643,537
Large Cap Index	1,311,291	$28.87	$37,851,952
Large Cap Value	143,456	$22.96	$3,293,346
Limited Maturity Bond	75,731	$13.62	$1,031,835
Low Volatility Equity	33,943	$13.16	$446,834
Mid Cap Index	690,988	$28.32	$19,571,233
Mid Cap Stock	273,318	$31.02	$8,478,280
Moderate Allocation	2,222,583	$19.98	$44,396,236
Moderately Aggressive Allocation	6,524,388	$21.41	$139,712,544
Moderately Conservative Allocation	196,598	$18.05	$3,549,221
Money Market	1,983,434	$1.06	$2,103,386
Multidimensional Income	29,166	$11.27	$328,772
Opportunity Income Plus	73,166	$16.18	$1,183,596
Partner Emerging Markets Equity	177,465	$16.07	$2,851,156
Partner Growth Stock	115,830	$35.29	$4,087,818
Partner Healthcare	148,961	$33.32	$4,962,995
Real Estate Securities	111,481	$23.21	$2,587,648
Small Cap Growth	19,876	$11.70	$232,582
Small Cap Index	624,693	$30.54	$19,081,230
Small Cap Stock	129,001	$25.61	$3,304,319
			$413,859,646

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
Thrivent Flexible Premium Variable Life Insurance – 2003
Aggressive Allocation	2,247,901	$31.12	$69,951,099
All Cap	65,573	$39.66	$2,600,558
Balanced Income Plus	110,746	$26.24	$2,905,510
Diversified Income Plus	105,747	$26.37	$2,788,315
Global Stock	433,681	$26.93	$11,677,877
Government Bond	142,012	$18.08	$2,567,506
High Yield	97,836	$29.16	$2,852,788
Income	137,185	$22.03	$3,022,374
International Allocation	778,986	$13.52	$10,529,872
Large Cap Growth	343,023	$42.52	$14,585,096
Large Cap Index	342,756	$38.47	$13,187,437
Large Cap Value	206,235	$33.71	$6,951,314
Limited Maturity Bond	177,749	$15.34	$2,726,440
Low Volatility Equity	6,944	$13.16	$91,412
Mid Cap Index	158,295	$42.70	$6,759,656
Mid Cap Stock	325,513	$47.34	$15,410,796
Moderate Allocation	1,816,923	$25.53	$46,390,106
Moderately Aggressive Allocation	4,625,591	$28.24	$130,640,767
Moderately Conservative Allocation	321,152	$22.10	$7,097,005
Money Market	1,489,656	$1.23	$1,831,674
Multidimensional Income	270	$11.27	$3,046
Opportunity Income Plus	55,171	$19.00	$1,047,982
Partner Emerging Markets Equity	64,292	$16.07	$1,032,909
Partner Growth Stock	87,241	$47.83	$4,172,569
Partner Healthcare	41,254	$33.32	$1,374,464
Real Estate Securities	85,209	$42.83	$3,649,110
Small Cap Growth	4,537	$11.70	$53,086
Small Cap Index	142,512	$43.93	$6,260,040
Small Cap Stock	291,001	$37.13	$10,805,898
			$382,966,706

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(7) UNIT FAIR VALUE - continued
Year Ended December 31, 2019	Units	Unit Value	Assets in Accumulation Period
AAL Variable Universal Life – 1997
Aggressive Allocation	574,220	$31.12	$17,869,120
All Cap	22,566	$48.41	$1,092,488
Balanced Income Plus	274,479	$32.49	$8,918,181
Diversified Income Plus	103,382	$30.25	$3,127,015
Global Stock	614,373	$23.15	$14,222,564
Government Bond	101,009	$26.02	$2,628,597
High Yield	35,945	$39.48	$1,418,952
Income	51,450	$24.57	$1,264,221
International Allocation	669,578	$13.52	$9,050,971
Large Cap Growth	213,714	$53.99	$11,539,746
Large Cap Index	1,205,011	$41.33	$49,797,835
Large Cap Value	83,938	$42.49	$3,567,042
Limited Maturity Bond	72,478	$16.21	$1,175,123
Low Volatility Equity	612	$13.16	$8,050
Mid Cap Index	101,710	$50.21	$5,106,786
Mid Cap Stock	266,092	$47.76	$12,709,481
Moderate Allocation	668,276	$25.53	$17,062,607
Moderately Aggressive Allocation	1,077,170	$28.24	$30,422,912
Moderately Conservative Allocation	83,355	$22.10	$1,842,035
Money Market	542,155	$1.24	$670,170
Multidimensional Income	3,702	$11.27	$41,730
Opportunity Income Plus	23,534	$19.35	$455,288
Partner Emerging Markets Equity	26,141	$16.07	$419,986
Partner Growth Stock	27,737	$61.98	$1,718,940
Partner Healthcare	18,362	$33.32	$611,775
Real Estate Securities	26,449	$55.68	$1,472,781
Small Cap Growth	2,326	$11.70	$27,219
Small Cap Index	400,494	$62.21	$24,909,242
Small Cap Stock	229,984	$45.30	$10,420,094
			$233,570,951
(8) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Growth and Income Plus (the “Target Portfolio”) which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on June 21, 2018. The Contractholders of each Subaccount voted in favor of merging the Target Portfolio into the Portfolio shown below (“the Acquiring Portfolio”) effective June 28, 2018.
	The Target Portfolio	The Acquiring Portfolio
Merger	Thrivent Growth and Income Plus	Thrivent Moderately Aggressive Allocation
The merger was accomplished by tax free exchanges as detailed below:

THRIVENT VARIABLE LIFE ACCOUNT I (SERIES 2019, 2008, 2003, 1997)
NOTES TO FINANCIAL STATEMENTS (continued)
(8) SUBACCOUNT MERGERS - continued
The target portfolio had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of June 27, 2018.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Growth and Income Plus	$(74,212)	$24,279	$59,363
Assuming the acquisition had been completed on January 1, 2018 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2018, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Moderately Aggressive Allocation	$(32,220,999)	$2,507,318	$13,995,627
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since June 28, 2018.
Assuming the acquisition had been completed on January 1, 2017 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2017, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Moderately Aggressive Allocation	$28,083,553	$2,686,733	$3,505,838

PART C.    OTHER INFORMATION
Item 26.    Exhibits
Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(a)(i)	Resolution of the Board of Directors of the Depositor authorizing the establishment of the Registrant	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on July 10, 1997
(a)(ii)	Resolution of the Board of Directors of the Depositor authorizing the name change of the Registrant to Thrivent Variable Life Account I	Post-Effective Amendment No. 8 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on August 29, 2002
(b)	Custodian Agreement	Not Applicable
(c)(i)	Specimen of Distribution Agreement with Registered Representatives	Initial Filing of the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(c)(ii)	Principal Underwriting Agreement	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on November 27, 2019
(d)(i)	Specimen Flexible Premium Variable Life Insurance Contracts	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, 333-233397, filed on August 22, 2019.
(d)(ii)	Contract Riders and Endorsements	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, 333-233397, filed on August 22, 2019.
(d)(iii)	Amendatory Agreement for Guideline Premium Test	Filed Herewith
(d)(iv)	Contract Specification Page for Guideline Premium Test	Filed Herewith
(e)(i)	Application Forms - IIPRC	Filed Herewith
(e)(ii)	Application Forms – CA	Filed Herewith
(e)(iii)	Application Forms – DE & SD	Filed Herewith
(e)(iv)	Application Forms – FL	Filed Herewith
(e)(v)	Application Forms – IL	Filed Herewith
(e)(vi)	Application Forms – ND	Filed Herewith
(e)(vii)	Application Forms – NY	Filed Herewith
(f)	Articles of Incorporation of Depositor and Bylaws of Depositor	Initial Filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(g)(i)	Reinsurance Agreement with Swiss RE – I2107058US-19	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(ii)	Coinsurance Agreement with SCOR Global Life – 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(iii)	Coinsurance Agreement with SCOR Global Life – Amendment 1 to 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019

Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(g)(iv)	Coinsurance Agreement with SCOR Global Life – Amendment 2 to 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(v)	Coinsurance Agreement with SCOR Global Life – 201711.1	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(vi)	Coinsurance Agreement with SCOR Global Life – Amendment 1 to 201711.1	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(vii)	Reinsurance Agreement with RGA Reinsurance – 1582-00-00	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(viii)	Reinsurance Agreement with RGA Reinsurance – 1582-00-01	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(ix)	Reinsurance Agreement with RGA Reinsurance – 1582-01-00	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(h)	Participation Agreement between Depositor and Thrivent Series Fund, Inc. Dated December 15, 2003	Post-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion & Consent of Counsel	Filed Herewith
(l)	Actuarial Opinion and Consent	Not Applicable
(m)	Calculation	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(o)	Omitted Financial Statements	Not Applicable
(p)	Initial Capital Agreements	Not Applicable
(q)	Redeemability Exemption	Not Applicable
(r)(i)	Powers of Attorney for Deborah M. Ackerman and Angela S. Rieger	Initial Filing of the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement No. 333-237618, filed on April 9, 2020
(r)(ii)	Power of Attorney for Board of Directors	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
Item 27.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable insurance operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Positions and Offices with Depositor
Deborah M. Ackerman 1115 Manor Drive Wilmette, IL 60091	Director
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director

Name and Principal Business Address	Positions and Offices with Depositor
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell NCA Management, LLC 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Nichole B. Pechet 2596 Chestnut Street San Francisco, CA 94123	Director
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors
Angela S. Reiger 5 Lands End Lane Dodgeville, WI 53593	Director
Teresa J. Rasmussen	President, Chief Executive Officer, and Director
Vibhu R. Sharma	SVP, Chief Financial Officer and Treasurer
David S. Royal	SVP and Chief Investment Officer
Paul R. Johnston	SVP and General Counsel & Secretary
Christina A. Smith	SVP, Chief Human Resource Officer
Lisa J. Flanary	SVP, Chief Growth Officer
James M. Odland	Vice President and Chief Compliance Officer
Item 28.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
Thrivent Advisor Network, LLC	Limited Liability Company	Delaware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P. [2]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XI Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XI Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delaware
Thrivent White Rose Opportunity Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC,[2]	General Partner	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation II3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation III[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation IV3	Private equity fund	Delaware
Thrivent White Rose GP, XIII, LLC[2]	General Partner	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Endurance GP, LLC,[2]	General Partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[3]	Private equity fund	Delaware
White Rose Endurance Corporation I3	Private equity fund	Delaware
White Rose Endurance Corporation II3	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Real Estate Fund II, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent White Rose Real Estate GP III, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[3]	Private equity fund	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Insurance Account B
4.	Thrivent Variable Insurance Account C
5.	Thrivent Variable Annuity Account I

6.	Thrivent Variable Annuity Account II
7.	Thrivent Variable Annuity Account A
8.	Thrivent Variable Annuity Account B
9.	Thrivent Variable Annuity Account C
Item 29.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Vibhu Sharma	Director
Karen L. Larson	President
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Director and Vice President
Andrea C. Golis	Chief Compliance Officer

Name and Principal Business Address	Position and Offices with Underwriter
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Katie Koelling	Privacy Officer
Sharon Minta	Anti-Money Laundering Officer
(c) Compensation from Registrant.    Not Applicable.
Item 31.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 32.    Management Services
Not Applicable.
Item 33.    Fee Representation
Depositor represents that, as to the flexible premium variable life contracts that are the subject of this registration statement, File No. 333-233397, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 1st of May, 2020.
Thrivent Variable Life Account I (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Michael W. Kremenak
Michael W. Kremenak Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

Vibhu Sharma*	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

Bonnie E. Raquet*	Chair of the Board
N. Cornell Boggs, III*	Director
Kenneth A. Carow*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Frederick G. Kraegel*	Director
Kathryn V. Marinello*	Director
Bradford N. Creswell*	Director
Nichole B. Pechet*	Director
Deborah M. Ackerman*	Director
Angela S. Rieger*	Director
* Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/ Michael W. Kremenak	May 1, 2020
Michael W. Kremenak Attorney-in-Fact	Date

INDEX TO EXHIBITS
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 26 of Part C for exhibits not listed below.
Exhibit Number	Name of Exhibit
(d)(iii)	Amendatory Agreement for Guideline Premium Test
(d)(iv)	Contract Specification Page for Guideline Premium Test
(e)(i)	Application Forms - IIPRC
(e)(ii)	Application Forms – CA
(e)(iii)	Application Forms – DE & SD
(e)(iv)	Application Forms – FL
(e)(v)	Application Forms - IL
(e)(vi)	Application Forms – ND
(e)(vii)	Application Forms - NY
(k)	Opinion of Counsel
(n)	Consent of Independent Registered Public Accounting Firm